Consolidated Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.4%
(a)(b)
522 Funding CLO A Ltd., Series 2017-
1A, Class CR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%),
6.74%, 10/20/34 ............ USD 280 $ 280,668
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 5.34%,
04/20/37 ................. 660 661,024
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.73%, 07/22/37 ....... 270 271,966
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.54%,
12/17/29 ................. 1,490 1,490,921
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.13%, 01/25/35 ............ 485 485,681
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.52%,
03/30/38 ................. 270 270,268
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.71%, 01/15/35 ............ 270 270,374
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.19%, 10/22/30 ... 227 226,953
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.34%, 10/20/30 ... 256 256,193
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 6.08%, 07/15/31 ....... 502 502,694
CIFC Funding Ltd.
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 6.23%, 07/15/36 ... 875 876,671
Series 2025-2A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.41%, 04/15/38 ... 250 250,272
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 5.98%,
04/17/30 ................. 402 402,275
Diameter Capital CLO 10 Ltd., Series
2025-10A, Class A, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 5.60%, 04/20/38 ....... 2,000 2,006,597
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.50%, 04/20/38 ............ 260 260,334
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 6.19%, 07/18/30 ....... 250 250,375
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
6.03%, 10/20/37 ............ USD 475 $ 477,085
Golub Capital Partners CLO 77 B Ltd.,
Series 2024-77A, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 5.57%, 01/25/38 ....... 250 250,499
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 5.28%, 07/15/39 ....... 68 68,102
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 5.41%, 04/23/38 ....... 270 270,211
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.85%, 04/15/37 ....... 250 251,256
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 5.35%,
07/16/36 ................. 40 39,680
New Mountain CLO 1 Ltd., Series CLO-
1A, Class A1RR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.57%, 01/15/38 ............ 270 270,537
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 5.46%, 04/20/38 . 400 400,039
Oaktree CLO Ltd., Series 2021-2A,
Class AR, (3-mo. CME Term SOFR
at 0.97% Floor + 0.97%), 5.29%,
01/15/35 ................. 270 270,029
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 5.98%,
04/26/31 ................. 300 299,979
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 6.23%, 07/15/36 ....... 300 300,273
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 5.54%, 07/19/38 ....... 250 250,625
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 04/15/31 ....... 270 270,405
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%),
5.99%, 04/20/34 ............ 250 250,140
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.64%,
01/15/38 ................. 270 271,073
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.40%, 03/25/38 ............ 300 300,112

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.24%, 04/20/34 ... USD 250 $ 250,158
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.57%, 05/20/31 ... 75 75,458
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.87%,
04/15/37 ................. 1,354 1,359,248
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.70%, 01/15/34 ... 250 250,414
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 6.08%, 01/15/34 ... 250 250,592
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.23%,
07/15/34 ................. 300 300,672
Whitebox CLO I Ltd., Series 2019-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%),
6.07%, 07/24/36 ............ 300 300,804
15,790,657
Ireland — 0.6%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.79%,
02/15/37
(c)
................ EUR 630 748,618
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.59%, 04/25/39
(c)
820 978,016
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.28%, 07/25/39
(c)
370 438,333
Arini European CLO IV DAC, Series
4X, Class D, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.53%,
01/15/38
(c)
................ 1,010 1,207,030
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 01/15/39
(c)
530 622,110
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38
(c)
250 296,924
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 04/15/38
(c)
370 433,358
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.08%,
01/15/38
(c)
................ 400 472,272
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 4.93%,
01/15/35
(c)
................ 350 413,042
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.19%, 10/25/37
(c)
820 972,526
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
3.63%, 04/15/33
(c)
........... 207 243,041
Security
Par (000)
Par (000) Value
Ireland (continued)
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37
(c)
EUR 530 $ 626,389
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.42%,
01/23/38
(c)
................ 680 807,296
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.23%,
11/20/38
(c)
................. 510 605,310
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.84%, 08/15/33
(c)
..... 1,640 1,928,185
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.74%, 02/15/38
(c)
........... 700 817,443
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 5.54%, 07/25/37
(c)
522 622,609
Henley CLO Xi DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.96%, 04/25/39
(c)
.... 780 921,507
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 01/15/38
(c)
510 607,218
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 2.95%,
11/14/32
(c)
................. 66 77,756
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.23%, 01/15/39
(c)
860 1,020,229
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.19%, 05/15/34 .... 630 741,587
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.09%, 05/15/34 .... 510 603,733
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.29%, 08/15/38
(c)
580 685,550
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.77%, 07/25/51 ... USD 90 91,120
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.02%, 07/25/51 ... 53 54,015
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.17%, 07/25/51 .. 43 43,781
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.23%, 10/15/38
(c)
EUR 557 659,681
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.21%, 10/25/37
(c)
........... 680 803,001

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.42%,
07/15/38
(c)
................ EUR 450 $ 534,397
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.27%, 04/20/37
(c)
1,100 1,305,225
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 08/25/38
(c)
410 486,837
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.20%, 04/16/39
(c)
........... 820 974,207
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.48%, 01/15/38
(c)
760 907,057
22,749,403
Jersey, Channel Islands — 0.0%
Bayswater Park CLO Ltd., Series 2023-
1A, Class A1, (3-mo. CME Term
SOFR at 1.73% Floor + 1.73%),
6.06%, 01/20/37
(a)(b)
.......... USD 250 250,784
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 737 1,034,905
United States — 1.4%
(a)
Ajax Mortgage Loan Trust
(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... USD 3,974 3,493,453
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 558,476
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 319,352
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 272,470
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31 ...... 240 239,763
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52 ................. 60 56,234
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74 779 784,866
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(b)
........... 1,541 1,552,190
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.52%, 08/19/42
(b)
........... 1,290 1,290,975
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46 ...... 2,592 2,625,485
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48 ............ 721 574,827
GreenSky Home Improvement Trust
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 1,488 1,521,656
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 238 242,809
Security
Par (000)
Par (000) Value
United States (continued)
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 5.79%, 05/20/32
(b)
USD 872 $ 873,827
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32 ... 640 595,135
Lyra Music Assets Delaware LP, Series
2024-2A, Class A2, 5.76%, 12/22/64 1,895 1,922,304
Mariner Finance Issuance Trust
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 1,345 1,363,672
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 223 228,859
Navient Private Education Refi Loan
Trust
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(b)
......... 1,306 1,296,497
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 364 327,363
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 980 918,525
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 2,861 2,937,770
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55 1,620 1,616,391
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 1,548 1,397,838
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,413,899
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,450,706
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.47%, 03/15/57
(b)
... 2,822 2,811,320
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29 ................. 40 39,580
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26 ................. 699 693,165
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%,
08/20/32 ............... 2,067 2,092,285
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 2,046 2,045,544
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
5,969 5,782,767
SMB Private Education Loan Trust
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 331 323,932
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,783 2,451,253
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 371 338,299
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 239 233,412
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 233 203,938
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 63 56,808
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.47%, 07/15/53
(b)
... 1,734 1,728,699

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SoFi Personal Loan Trust
  0.00%, 10/15/30
(e)
.......... USD 41 $ 1,425,563
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 799 809,893
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 933 939,285
Splitrock Services, Inc., 0.00%,
02/12/31 ................. 38 598,003
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54 .... 1,325 1,359,069
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33 ................. 1,990 1,986,834
55,794,991
Total Asset-Backed Securities — 2.4%
(Cost: $96,811,809) .............................. 95,620,740
Shares
Shares
Common Stocks
Australia — 0.3%
BHP Group Ltd. ............... 146,687 4,097,734
Fortescue Ltd. ................ 34,518 427,486
Macquarie Group Ltd. ........... 11,736 1,703,481
Quintis HoldCo Pty. Ltd.
(d)(f)(g)
...... 7,642,509 50
Rio Tinto Ltd. ................ 1,437 115,913
Santos Ltd. .................. 22,418 99,555
Telix Pharmaceuticals Ltd.
(g)
....... 56,318 544,430
Transurban Group
(h)
............ 233,403 2,129,535
Woolworths Group Ltd. .......... 75,782 1,337,407
Worley Ltd. .................. 56,867 528,293
10,983,884
Austria — 0.0%
Raiffeisen Bank International AG ... 1,726 59,777
Belgium — 0.0%
Elia Group SA/NV ............. 5,667 654,714
UCB SA .................... 924 257,921
912,635
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao ....... 707,437 1,774,491
Banco do Brasil SA ............ 139,062 574,825
Eneva SA
(g)
.................. 149,321 466,010
Localiza Rent a Car SA
(g)
........ 9,928 73,589
Lojas Renner SA .............. 417,964 1,176,401
MercadoLibre, Inc.
(g)
............ 745 1,741,020
Rede D'Or Sao Luiz SA
(a)(c)(g)
...... 20,188 159,994
Rumo SA
(g)
.................. 44,082 131,610
Seguridade Participacoes SA ...... 183,619 1,146,789
Vale SA .................... 12,609 136,414
XP, Inc. , Class A .............. 6,354 119,392
7,500,535
Canada — 1.1%
Algoma Steel Group, Inc. ........ 130,421 463,647
Alimentation Couche-Tard, Inc. ..... 59,411 3,169,697
Barrick Mining Corp. ............ 55,009 1,806,755
CAE, Inc.
(g)
.................. 13,710 405,970
Cameco Corp. ................ 138,366 11,603,373
Canadian National Railway Co. .... 26,511 2,500,038
Canadian Natural Resources Ltd. ... 73,181 2,339,983
Cenovus Energy, Inc. ........... 74,677 1,267,958
Security
Shares
Shares Value
Canada (continued)
FirstService Corp. ............. 3,148 $ 599,787
Fortis, Inc. .................. 7,563 383,611
Gildan Activewear, Inc.
(g)
......... 12,328 712,202
Kinross Gold Corp. ............. 93,379 2,317,533
Nutrien Ltd. .................. 8,182 480,502
Power Corp. of Canada
(i)
......... 5,563 240,716
RB Global, Inc.
(g)
.............. 11,225 1,215,820
Sun Life Financial, Inc. .......... 62,627 3,760,680
Suncor Energy, Inc. ............ 185,155 7,748,385
TC Energy Corp.
(i)
............. 33,343 1,812,937
Teck Resources Ltd. , Class B ..... 43,313 1,900,021
Thomson Reuters Corp. ......... 5,148 799,370
45,528,985
Cayman Islands — 0.1%
(g)
Accelerant Holdings , Class A ...... 11,264 167,721
Bullish
(i)
.................... 42,855 2,726,006
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(d)(j)
... 1,159 379,167
3,272,894
Chile — 0.0%
WOM New Holdco
(d)(g)
........... 1,359 31,257
China — 1.3%
Airtac International Group
(g)
....... 31,000 769,977
Alibaba Group Holding Ltd. , ADR ... 18,370 3,283,270
BYD Co. Ltd. , Class H .......... 494,000 6,982,531
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 8,800 375,535
Geely Automobile Holdings Ltd. .... 338,000 849,132
Great Wall Motor Co. Ltd. , Class A .. 585,974 2,026,218
Haidilao International Holding Ltd.
(a)(c)
116,000 199,556
JD.com, Inc. , Class A ........... 119,900 2,100,709
Lenovo Group Ltd. ............. 764,000 1,132,087
NetEase, Inc. ................ 45,800 1,391,054
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 129 892
NXP Semiconductors NV ........ 17,232 3,924,243
Pop Mart International Group Ltd.
(a)(c)
. 83,200 2,849,753
Prosus NV , Class N ............ 45,361 3,207,706
SAIC Motor Corp. Ltd. , Class A
(g)
... 681,900 1,641,307
Seres Group Co. Ltd. , Class A ..... 5,100 123,109
Shenzhou International Group Holdings
Ltd. ..................... 91,800 726,752
Sungrow Power Supply Co. Ltd. , Class
A
(g)
..................... 19,200 437,683
Tencent Holdings Ltd. ........... 196,604 16,752,549
Trip.com Group Ltd. ............ 9,800 743,208
Weichai Power Co. Ltd. , Class H ... 539,000 964,253
Xiaomi Corp. , Class B
(a)(c)(g)
....... 138,400 961,873
Yum China Holdings, Inc. ........ 50,026 2,147,116
53,590,513
Colombia — 0.0%
Grupo Cibest SA , ADR
(i)
......... 4,076 211,707
Czech Republic — 0.0%
Komercni Banka A/S ........... 3,928 197,133
Moneta Money Bank A/S
(a)(c)
...... 12,058 96,235
293,368
Denmark — 0.4%
Coloplast A/S , Class B .......... 9,186 791,742
DSV A/S .................... 36,343 7,260,267
Genmab A/S
(g)
................ 2,983 920,400
Novo Nordisk A/S , Class B ....... 80,817 4,500,025
Pandora A/S ................. 5,258 687,470

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Denmark (continued)
Vestas Wind Systems A/S ........ 48,839 $ 929,076
15,088,980
Finland — 0.1%
Elisa OYJ ................... 14,227 746,751
Kone OYJ , Class B ............ 15,479 1,055,809
Sampo OYJ , Class A ........... 81,828 940,773
2,743,333
France — 1.8%
Air Liquide SA ................ 1,248 260,029
Airbus SE ................... 25,851 6,036,880
AXA SA .................... 13,846 663,985
Bouygues SA ................ 26,736 1,205,892
Carrefour SA ................. 64,065 970,890
Cie de Saint-Gobain SA ......... 97,934 10,611,302
Dassault Systemes SE .......... 62,477 2,101,790
Eiffage SA .................. 13,086 1,676,551
Engie SA ................... 114,675 2,465,115
EssilorLuxottica SA ............ 54,631 17,796,256
Hermes International SCA ........ 4,846 11,916,506
L'Oreal SA .................. 1,231 534,854
LVMH Moet Hennessy Louis Vuitton SE 8,745 5,381,509
Orange SA .................. 123,474 2,002,869
Renault SA .................. 17,452 717,599
Safran SA ................... 4,243 1,505,709
Societe Generale SA ........... 29,819 1,985,239
Sodexo SA .................. 11,195 706,340
Thales SA ................... 6,481 2,048,737
70,588,052
Georgia — 0.0%
Lion Finance Group plc .......... 1,734 178,832
TBC Bank Group plc
(g)
.......... 2,204 134,910
313,742
Germany — 0.5%
Allianz SE (Registered) .......... 6,317 2,657,730
Bayer AG (Registered) .......... 45,229 1,505,726
Caresyntax, Inc.
(d)(g)
............ 18,947 6,253
Deutsche Bank AG (Registered) .... 32,910 1,165,534
Deutsche Telekom AG (Registered) . 27,611 940,692
E.ON SE ................... 75,989 1,431,288
Fresenius Medical Care AG ....... 14,058 742,790
Merck KGaA ................. 1,197 155,304
Northern Data AG
(g)(i)
........... 11,594 239,824
SAP SE .................... 20,520 5,494,584
Siemens Energy AG
(g)
........... 26,124 3,071,637
Symrise AG ................. 15,462 1,344,734
18,756,096
Greece — 0.0%
Athens International Airport SA ..... 26,745 325,932
Hellenic Telecommunications
Organization SA , Class R ...... 10,757 203,583
National Bank of Greece SA ...... 13,944 203,045
OPAP SA , Class R ............. 7,716 180,002
912,562
Hong Kong — 0.1%
AIA Group Ltd. ............... 305 2,923
Prudential plc ................ 125,624 1,758,701
Techtronic Industries Co. Ltd. ...... 134,500 1,719,344
3,480,968
Hungary — 0.0%
OTP Bank Nyrt. ............... 5,791 500,941
Security
Shares
Shares Value
India — 0.1%
Axis Bank Ltd. ................ 5,636 $ 71,799
Bajaj Finance Ltd.
(g)
............ 5,800 65,259
Eicher Motors Ltd. ............. 2,568 202,767
GAIL India Ltd. ............... 52,300 103,857
Hindustan Aeronautics Ltd.
(c)
...... 10,607 566,818
ICICI Bank Ltd. ............... 5,318 80,596
Infosys Ltd. .................. 41,542 675,659
ITC Ltd. .................... 143,082 646,787
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,536)
(d)(g)(j)
.. 1,951 —
2,413,542
Indonesia — 0.0%
Astra International Tbk. PT ....... 972,000 337,091
Bank Mandiri Persero Tbk. PT ..... 1,937,300 512,007
Bank Syariah Indonesia Tbk. PT .... 722,100 112,420
Ciputra Development Tbk. PT ..... 4,396,200 245,681
Mitra Adiperkasa Tbk. PT ........ 1,748,100 118,061
Telkom Indonesia Persero Tbk. PT .. 465,900 85,784
1,411,044
Ireland — 0.1%
Accenture plc , Class A .......... 15,162 3,738,949
Israel — 0.0%
(g)
Deep Instinct Ltd.
(d)
............ 99,082 5,945
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 68,487 1,383,437
1,389,382
Italy — 1.3%
Banca Monte dei Paschi di Siena SpA
(g)
312,410 2,779,886
FinecoBank Banca Fineco SpA .... 42,590 924,359
Intesa Sanpaolo SpA ........... 3,172,045 20,996,325
Leonardo SpA ................ 58,548 3,746,292
Mediobanca Banca di Credito
Finanziario SpA ............. 49,791 1,009,061
UniCredit SpA ................ 278,573 21,198,043
Wizz Air Holdings plc
(a)(c)(g)
........ 12,652 197,175
50,851,141
Japan — 1.8%
Advantest Corp. ............... 17,200 1,701,816
Asahi Intecc Co. Ltd. ........... 34,800 565,512
Asahi Kasei Corp. ............. 119,800 941,595
Bridgestone Corp. ............. 8,700 402,098
Canon, Inc. .................. 67,800 1,978,614
Dai-ichi Life Holdings, Inc. ........ 194,000 1,526,037
Daiichi Sankyo Co. Ltd. .......... 35,146 790,792
Daikin Industries Ltd. ........... 69 7,953
Daiwa Securities Group, Inc.
(i)
..... 123,600 1,004,383
Ebara Corp. ................. 13,000 296,329
ENEOS Holdings, Inc. .......... 466,300 2,953,174
Fast Retailing Co. Ltd. .......... 1,500 455,568
FUJIFILM Holdings Corp. ........ 38,970 969,118
Furukawa Electric Co. Ltd.
(g)
...... 11,400 702,656
GMO Payment Gateway, Inc.
(g)
..... 8,000 448,750
Idemitsu Kosan Co. Ltd. ......... 141,600 968,769
Isetan Mitsukoshi Holdings Ltd.
(i)
... 33,200 612,278
Japan Exchange Group, Inc. ...... 114,200 1,275,269
Japan Post Bank Co. Ltd. ........ 275,500 3,373,475
Japan Post Holdings Co. Ltd. ...... 121,000 1,200,962
Japan Tobacco, Inc. ............ 123,900 4,063,555
Kakaku.com, Inc. .............. 37,600 645,775
Kansai Paint Co. Ltd.
(i)
.......... 34,724 565,947
Kawasaki Kisen Kaisha Ltd.
(i)
...... 85,900 1,221,402
KDDI Corp. .................. 59,100 942,558

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Keyence Corp. ............... 8,400 $ 3,129,512
Komatsu Ltd. ................ 39,700 1,383,037
Kuraray Co. Ltd. .............. 56,400 648,286
LY Corp. .................... 485,100 1,557,175
Mazda Motor Corp.
(i)
............ 88,100 641,500
MISUMI Group, Inc. ............ 46,100 718,002
Mitsubishi Corp. ............... 20,700 493,476
Mitsubishi UFJ Financial Group, Inc. . 59,676 962,656
Murata Manufacturing Co. Ltd. ..... 220,800 4,191,680
Nexon Co. Ltd. ............... 73,300 1,608,612
Nidec Corp. ................. 48,500 862,081
Nikon Corp.
(i)
................. 44,000 511,652
Nintendo Co. Ltd. .............. 9,200 795,977
Nippon Paint Holdings Co. Ltd. ..... 76 518
Nippon Steel Corp. ............. 36,800 151,570
Nippon Yusen KK
(i)
............. 20,100 685,916
Nissan Chemical Corp. .......... 21,300 771,565
Nissan Motor Co. Ltd.
(g)
.......... 238,300 579,540
Nomura Holdings, Inc. .......... 155,900 1,142,540
Obayashi Corp. ............... 55,100 904,385
Olympus Corp. ............... 144,300 1,824,388
Rakus Co. Ltd. ............... 66,058 607,155
Rakuten Group, Inc.
(g)
........... 122,730 795,863
Santen Pharmaceutical Co. Ltd. .... 49,665 551,349
Shimizu Corp. ................ 113,600 1,595,830
Socionext, Inc.
(i)
............... 33,100 622,069
SoftBank Group Corp. .......... 15,800 1,993,653
Sumitomo Mitsui Financial Group, Inc. 30,000 843,986
Suzuki Motor Corp. ............ 150,900 2,196,936
TOTO Ltd.
(g)(i)
................ 38,500 1,012,531
Toyota Motor Corp. ............ 168,800 3,242,051
Toyota Tsusho Corp. ............ 50,900 1,409,030
Trend Micro, Inc. .............. 21,299 1,165,753
Yaskawa Electric Corp. .......... 26,600 566,239
69,780,898
Jersey, Channel Islands — 0.0%
Aptiv plc
(g)
................... 17,801 1,534,802
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 7,332 184,602
Kaspi.KZ JSC , ADR ............ 3,350 273,628
458,230
Macau — 0.0%
Wynn Macau Ltd. .............. 1,282,188 1,189,055
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 64,100 112,005
Frontken Corp. Bhd. ............ 240,900 238,199
350,204
Mexico — 0.1%
Cemex SAB de CV ............ 359,884 322,281
Fomento Economico Mexicano SAB de
CV ..................... 12,200 120,305
Fresnillo plc ................. 70,873 2,260,760
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 12,637 408,095
Grupo Financiero Banorte SAB de CV ,
Class O .................. 197,530 1,989,807
Grupo Mexico SAB de CV, Series B . 33,981 296,363
Promotora y Operadora de
Infraestructura SAB de CV
(g)
.... 11,771 160,585
5,558,196
Security
Shares
Shares Value
Netherlands — 1.3%
Argenx SE
(g)
................. 3,306 $ 2,442,637
Argenx SE , ADR
(g)
............. 1,064 784,764
ASML Holding NV ............. 24,559 23,949,619
ING Groep NV ................ 262,333 6,877,258
Koninklijke Ahold Delhaize NV ..... 8,816 356,735
Koninklijke Vopak NV ........... 7,545 346,298
Shell plc .................... 452,713 16,237,657
Wolters Kluwer NV ............. 15,559 2,123,802
53,118,770
Norway — 0.1%
DNB Bank ASA ............... 18,692 509,469
Kongsberg Gruppen ASA
(g)
....... 36,654 1,171,365
Telenor ASA ................. 63,298 1,050,335
2,731,169
Philippines — 0.0%
Ayala Land, Inc. ............... 317,500 132,954
Bloomberry Resorts Corp. ........ 713,000 50,719
DigiPlus Interactive Corp. ........ 135,430 58,756
International Container Terminal
Services, Inc. .............. 16,390 132,921
Metropolitan Bank & Trust Co. ..... 97,450 113,900
489,250
Poland — 0.1%
LPP SA .................... 87 423,630
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 13,374 259,866
Powszechny Zaklad Ubezpieczen SA
(g)
107,187 1,605,150
2,288,646
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 10,675 259,885
Republic of Turkiye — 0.0%
Akbank TAS ................. 264,306 399,413
Eldorado Gold Corp.
(g)
.......... 18,978 548,275
Turkiye Is Bankasi A/S , Class C .... 1,148,831 391,874
1,339,562
Romania — 0.0%
Banca Transilvania SA .......... 32,189 208,804
Saudi Arabia — 0.1%
Al Rajhi Bank ................ 21,474 613,624
Elm Co. .................... 681 162,614
Etihad Etisalat Co. ............. 26,357 474,752
Rasan Information Technology Co.
(g)
. 8,292 226,458
Saudi Basic Industries Corp. ...... 7,739 127,016
Saudi National Bank (The) ........ 10,035 104,840
Yanbu National Petrochemical Co. .. 18,207 169,680
1,878,984
Singapore — 0.0%
STMicroelectronics NV .......... 38,383 1,084,892
UOL Group Ltd. ............... 45,831 277,626
1,362,518
South Africa — 0.2%
FirstRand Ltd. ................ 310,527 1,396,188
Harmony Gold Mining Co. Ltd. ..... 100,969 1,824,309
Kumba Iron Ore Ltd.
(i)
........... 15,270 287,230
Mr Price Group Ltd. ............ 47,636 561,735
Valterra Platinum Ltd. ........... 28,128 2,007,347
Vodacom Group Ltd.
(g)
.......... 11,822 91,242
6,168,051

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Korea — 0.3%
GS Engineering & Construction Corp. 21,846 $ 286,795
HD Hyundai Heavy Industries Co. Ltd. 2,155 791,538
HD Hyundai Marine Solution Co. Ltd.
(g)
3,513 526,814
HD Hyundai Mipo ............. 6,744 979,280
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 2,933 859,426
KB Financial Group, Inc. ......... 4,724 389,900
Krafton, Inc.
(g)
................ 5,372 1,121,692
KT&G Corp. ................. 11,152 1,062,319
Misto Holdings Corp. ........... 6,310 173,446
NAVER Corp. ................ 14,852 2,849,900
Samsung Electronics Co. Ltd. ..... 51,297 3,075,272
SK Hynix, Inc. ................ 6,833 1,693,887
13,810,269
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA . 283,858 5,469,840
Banco de Sabadell SA .......... 339,347 1,324,542
Bankinter SA ................. 111,450 1,761,837
CaixaBank SA ................ 422,901 4,466,645
Cellnex Telecom SA
(a)(c)
.......... 214,352 7,424,599
Industria de Diseno Textil SA ...... 28,621 1,583,996
Repsol SA .................. 83,440 1,483,748
23,515,207
Sweden — 0.2%
Assa Abloy AB , Class B ......... 9,965 346,861
Atlas Copco AB , Class A ......... 96,825 1,641,957
EQT AB .................... 10,831 375,635
Evolution AB
(a)(c)
............... 16,290 1,341,057
Investor AB , Class B ............ 33,726 1,055,770
SSAB AB , Class A ............. 51,306 308,257
SSAB AB , Class B ............. 80,279 468,164
Volvo AB , Class B ............. 49,537 1,424,565
6,962,266
Switzerland — 0.4%
ABB Ltd. (Registered) ........... 13,162 952,446
Alcon AG ................... 16,837 1,266,392
Belimo Holding AG (Registered) .... 1,215 1,277,823
Geberit AG (Registered) ......... 2,332 1,761,130
Logitech International SA (Registered) 2,821 310,306
Partners Group Holding AG ....... 3,108 4,066,541
SGS SA (Registered) ........... 5,161 536,330
TE Connectivity plc ............ 9,871 2,166,981
UBS Group AG (Registered) ...... 13,519 555,814
Zurich Insurance Group AG ....... 2,870 2,051,428
14,945,191
Taiwan — 1.2%
Accton Technology Corp. ........ 33,000 1,141,180
ASMedia Technology, Inc. ........ 9,000 440,527
ASPEED Technology, Inc.
(g)
....... 10,000 1,663,225
eMemory Technology, Inc.
(g)
....... 8,000 532,272
Genius Electronic Optical Co. Ltd. .. 54,707 771,343
Global Unichip Corp. ........... 10,000 442,970
International Games System Co. Ltd. 25,000 647,324
King Slide Works Co. Ltd. ........ 11,000 1,194,742
MediaTek, Inc. ................ 27,000 1,170,983
Realtek Semiconductor Corp.
(g)
.... 98,548 1,784,067
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 840,000 36,487,775
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 5,604 1,565,141
TS Financial Holding Co. Ltd.
(g)
.... 448,000 264,990
48,106,539
Security
Shares
Shares Value
Thailand — 0.0%
CP ALL PCL ................. 252,500 $ 368,032
Krungthai Card PCL
(g)
........... 250,100 231,322
True Corp. PCL , NVDR
(g)
......... 506,800 162,723
762,077
United Arab Emirates — 0.0%
NMC Health plc
(d)(g)
............. 284,408 4
United Kingdom — 2.3%
Admiral Group plc ............. 35,685 1,610,579
AstraZeneca plc .............. 3,404 521,496
B&M European Value Retail SA
(g)
... 159,905 564,094
BAE Systems plc .............. 786,278 21,887,173
BP plc ..................... 171,006 981,857
British American Tobacco plc ...... 26,836 1,427,335
Bunzl plc ................... 40,090 1,267,133
Compass Group plc ............ 346,826 11,821,828
Flutter Entertainment plc
(g)
........ 16,386 4,162,044
Genius Sports Ltd.
(g)
............ 106,647 1,320,290
Imperial Brands plc ............ 28,653 1,217,221
J Sainsbury plc ............... 361,192 1,624,000
Lloyds Banking Group plc ........ 981,819 1,111,012
Marks & Spencer Group plc ....... 234,047 1,148,265
National Grid plc .............. 1,148,746 16,505,953
NatWest Group plc ............. 225,475 1,592,609
RELX plc ................... 270,972 12,946,728
Rolls-Royce Holdings plc ........ 486,950 7,827,362
Schroders plc ................ 94,563 479,863
St. James's Place plc ........... 33,037 565,445
90,582,287
United States — 47.0%
Abbott Laboratories ............ 7,552 1,011,515
AbbVie, Inc. ................. 5,744 1,329,966
Adobe, Inc.
(g)(k)
................ 18,158 6,405,234
Advanced Micro Devices, Inc.
(g)
.... 41,545 6,721,566
Air Products & Chemicals, Inc.
(i)
.... 23,323 6,360,649
Airbnb, Inc. , Class A
(g)
........... 21,381 2,596,081
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(g)(j)
........ 60 —
Alphabet, Inc. , Class C .......... 286,280 69,723,494
Altria Group, Inc. .............. 60,510 3,997,291
Amazon.com, Inc.
(g)(k)
........... 348,185 76,450,980
AMC Networks, Inc. , Class A
(g)
..... 23,186 191,053
Amentum Holdings, Inc.
(g)
........ 25,463 609,839
Ameren Corp. ................ 3,325 347,063
Amgen, Inc. ................. 5,212 1,470,826
Amphenol Corp. , Class A ........ 28,948 3,582,315
Analog Devices, Inc. ............ 14,959 3,675,426
Apollo Global Management, Inc. .... 96,887 12,912,130
Apple, Inc. .................. 356,517 90,779,924
Applied Materials, Inc. .......... 10,244 2,097,357
Archer-Daniels-Midland Co.
(i)
...... 34,976 2,089,466
AT&T, Inc. ................... 126,308 3,566,938
Autodesk, Inc.
(g)
............... 28,985 9,207,665
AutoNation, Inc.
(g)
.............. 1,867 408,444
Avaya, Inc.
(g)
................. 261 2,719
Ball Corp. ................... 22,173 1,117,963
Bank of America Corp. .......... 548,275 28,285,507
Best Buy Co., Inc. ............. 10,567 799,077
Boeing Co. (The)
(g)
............. 100,490 21,688,757
Booking Holdings, Inc. .......... 1,208 6,522,318
Boston Scientific Corp.
(g)
......... 218,650 21,346,799
Bristol-Myers Squibb Co. ......... 70,076 3,160,428
Broadcom, Inc. ............... 148,961 49,143,723
Cadence Design Systems, Inc.
(g)
... 17,460 6,133,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Caesars Entertainment, Inc.
(g)
..... 19,712 $ 532,717
Capital One Financial Corp. ....... 88,480 18,809,078
CarMax, Inc.
(g)
................ 54,663 2,452,729
Carrier Global Corp. ............ 29,418 1,756,255
Centene Corp.
(g)
.............. 25,549 911,588
Century Communities, Inc. ....... 12,821 812,467
CF Industries Holdings, Inc. ....... 15,721 1,410,174
Charles River Laboratories
International, Inc.
(g)
........... 4,478 700,628
Charter Communications, Inc. , Class
A
(g)(i)
..................... 5,073 1,395,608
Cheniere Energy, Inc. ........... 7,402 1,739,322
Chevron Corp. ................ 82,562 12,821,053
Chipotle Mexican Grill, Inc.
(g)
...... 32,434 1,271,088
Cisco Systems, Inc. ............ 209,717 14,348,837
Citigroup, Inc. ................ 292,516 29,690,374
Coca-Cola Co. (The) ........... 56,522 3,748,539
Cognizant Technology Solutions Corp. ,
Class A .................. 20,157 1,351,930
Coinbase Global, Inc. , Class A
(g)
.... 2,011 678,692
Comerica, Inc. ................ 2,784 190,760
Confluent, Inc. , Class A
(g)
........ 249,922 4,948,456
Core Scientific, Inc.
(g)(i)
.......... 83,862 1,504,484
CoreWeave, Inc. , Class A
(g)
....... 16,353 2,237,908
Costco Wholesale Corp. ......... 31,135 28,819,490
CRH plc .................... 115,431 13,840,177
Crowdstrike Holdings, Inc. , Class A
(g)
. 7,539 3,696,975
Crown PropTech Acquisitions
(d)(g)
... 80,064 84,962
Crown PropTech Acquisitions , Class A
(g)
28,147 320,313
CSL Ltd. .................... 6,133 806,773
CVS Health Corp. ............. 13,399 1,010,151
Danaher Corp. ............... 20,702 4,104,379
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(g)(j)(l)
............... —
(m)
7,807,779
DaVita, Inc.
(g)
................. 3,171 421,331
Dayforce, Inc.
(g)
............... 5,985 412,307
Deckers Outdoor Corp.
(g)
......... 5,677 575,477
Dell Technologies, Inc. , Class C
(i)
... 27,990 3,968,142
Delta Air Lines, Inc. ............ 135,930 7,714,027
Devon Energy Corp. ............ 5,641 197,773
Dexcom, Inc.
(g)
............... 13,063 879,009
DF Residential III LP
(d)(g)
......... 1,344,765 1,412,003
Digital Realty Trust, Inc. ......... 3,682 636,544
Dillard's, Inc. , Class A
(i)
.......... 689 423,377
Dollar General Corp. ........... 38,076 3,935,155
DR Horton, Inc.
(i)
.............. 68,239 11,564,463
DraftKings, Inc. , Class A
(g)
........ 86,739 3,244,039
Duke Energy Corp. ............ 27,900 3,452,625
DuPont de Nemours, Inc. ........ 15,662 1,220,070
Eaton Corp. plc ............... 4,653 1,741,385
eBay, Inc. ................... 21,370 1,943,601
EchoStar Corp. , Class A
(g)
........ 45,724 3,491,485
Edwards Lifesciences Corp.
(g)
..... 16,364 1,272,628
Eli Lilly & Co. ................ 43,521 33,206,523
EMCOR Group, Inc. ............ 1,562 1,014,581
EOG Resources, Inc. ........... 51,874 5,816,113
EPAM Systems, Inc.
(g)
........... 1,263 190,448
Epic Games, Inc. , (Acquired 07/02/20,
cost $9,005,575)
(d)(g)(j)
......... 16,498 11,539,031
EQT Corp. .................. 144,809 7,881,954
Eversource Energy ............ 13,992 995,391
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost
$2,122,371)
(d)(g)(j)
............ 3,623 1,304
Security
Shares
Shares Value
United States (continued)
Experian plc ................. 13,424 $ 674,250
FactSet Research Systems, Inc. .... 2,039 584,153
Fair Isaac Corp.
(g)
.............. 984 1,472,586
Fanatics Holdings, Inc. , Class
A , (Acquired 08/17/22, cost
$9,001,757)
(d)(g)(j)
............ 132,691 8,116,708
Farmers Business Network, Inc.
(d)(g)
.. 84,447 89,514
Fidelity National Information Services,
Inc. ..................... 12,842 846,801
Figma, Inc. , Class A
(g)(i)
.......... 6,041 313,347
First Citizens BancShares, Inc. , Class A 493 882,056
First Horizon Corp. ............. 15,474 349,867
Fiserv, Inc.
(g)
................. 26,291 3,389,699
Flagstar Financial, Inc. .......... 208,198 2,404,687
Flowco Holdings, Inc. , Class A ..... 41,253 612,607
Ford Motor Co. ............... 194,967 2,331,805
Fortive Corp. ................. 22,656 1,109,917
Fox Corp. , Class A ............. 66,264 4,178,608
Freeport-McMoRan, Inc. ......... 308,406 12,095,683
GE Aerospace ................ 46,491 13,985,423
GE HealthCare Technologies, Inc. .. 7,636 573,464
GE Vernova, Inc. .............. 5,887 3,619,916
Gen Digital, Inc. ............... 38,947 1,105,705
General Dynamics Corp. ......... 4,983 1,699,203
General Mills, Inc. ............. 21,073 1,062,501
GFL Environmental, Inc. ......... 13,712 649,884
Gilead Sciences, Inc. ........... 13,169 1,461,759
Goldman Sachs Group, Inc. (The) .. 4,655 3,707,009
Graco, Inc. .................. 9,629 818,080
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(g)(j)
.. 2,434,345 2,142,224
GSK plc .................... 95,391 2,048,234
Hewlett Packard Enterprise Co. .... 81,875 2,010,850
Hilton Worldwide Holdings, Inc. .... 30,406 7,888,533
Holcim AG .................. 25,057 2,137,978
Home Depot, Inc. (The) ......... 49,395 20,014,360
Honeywell International, Inc. ...... 7,638 1,607,799
Howmet Aerospace, Inc. ......... 24,932 4,892,406
HP, Inc. .................... 28,504 776,164
HubSpot, Inc.
(g)
............... 358 167,472
Huntington Ingalls Industries, Inc. ... 6,671 1,920,648
iHeartMedia, Inc. , Class A
(g)
....... 2,519 7,230
Incyte Corp.
(g)
................ 13,340 1,131,365
Insmed, Inc.
(g)
................ 5,131 738,915
Intel Corp.
(g)
................. 70,500 2,365,275
Interactive Brokers Group, Inc. , Class A 6,189 425,865
Interpublic Group of Cos., Inc. (The) . 49,734 1,388,076
Intuit, Inc. ................... 15,997 10,924,511
Intuitive Surgical, Inc.
(g)
.......... 29,569 13,224,144
Invesco Ltd. ................. 79,551 1,824,900
Jabil, Inc. ................... 16,953 3,681,683
JPMorgan Chase & Co. ......... 111,785 35,260,343
Keurig Dr Pepper, Inc. .......... 58,426 1,490,447
Lam Research Corp. ........... 46,785 6,264,511
Las Vegas Sands Corp. ......... 101,618 5,466,032
Latch, Inc.
(g)
................. 174,273 17,253
Lionsgate Studios Corp.
(g)
........ 185,013 1,276,590
Live Nation Entertainment, Inc.
(g)(k)
.. 73,322 11,980,815
Lockheed Martin Corp. .......... 6,758 3,373,661
Louisiana-Pacific Corp. .......... 9,115 809,777
Lumen Technologies, Inc.
(g)
....... 254,357 1,556,665
M/I Homes, Inc.
(g)
.............. 3,246 468,852
MarketAxess Holdings, Inc. ....... 1,320 230,010
Marsh & McLennan Cos., Inc. ..... 69,344 13,974,896
Masimo Corp.
(g)(i)
.............. 24,251 3,578,235

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Mastercard, Inc. , Class A ......... 37,195 $ 21,156,888
Match Group, Inc. ............. 132,103 4,665,878
McDonald's Corp. ............. 17,631 5,357,885
McKesson Corp. .............. 25,880 19,993,335
Medtronic plc ................ 165,456 15,758,029
Meritage Homes Corp. .......... 10,190 738,062
Meta Platforms, Inc. , Class A ...... 90,966 66,803,611
MGM Resorts International
(g)
...... 80,913 2,804,445
Microchip Technology, Inc.
(i)
....... 24,904 1,599,335
Micron Technology, Inc. .......... 113,852 19,049,717
Microsoft Corp.
(k)
.............. 219,252 113,561,573
MongoDB, Inc. , Class A
(g)
........ 7,227 2,243,116
Mosaic Co. (The) .............. 46,120 1,599,442
MSCI, Inc. .................. 3,825 2,170,343
Nestle SA (Registered) .......... 36,026 3,308,457
Netflix, Inc.
(g)
................. 17,713 21,236,470
NextEra Energy, Inc. ........... 181,685 13,715,401
Novartis AG (Registered) ........ 55,731 7,165,802
NRG Energy, Inc. .............. 23,519 3,808,902
Nucor Corp. ................. 5,183 701,934
NVIDIA Corp.
(k)
............... 657,325 122,643,698
Omnicom Group, Inc.
(i)
.......... 27,889 2,273,790
OneMain Holdings, Inc. .......... 11,651 657,815
Oracle Corp. ................. 54,779 15,406,046
Otis Worldwide Corp. ........... 30,366 2,776,363
Palantir Technologies, Inc. , Class A
(g)
51,653 9,422,540
Palladyne AI Corp.
(g)
............ 7,132 61,264
Palladyne AI Corp.
(g)
............ 200,974 1,726,362
Paramount Skydance Corp. , Class B 8,959 169,504
PayPal Holdings, Inc.
(g)
.......... 45,613 3,058,808
Pfizer, Inc. .................. 137,009 3,490,989
Philip Morris International, Inc. ..... 83,205 13,495,851
Phillips 66 ................... 11,634 1,582,457
Playstudios, Inc. , Class A
(g)
....... 277,748 267,360
PNC Financial Services Group, Inc.
(The) .................... 5,894 1,184,281
Principal Financial Group, Inc. ..... 39,464 3,271,960
Progressive Corp. (The) ......... 86,195 21,285,855
Pure Storage, Inc. , Class A
(g)
...... 1,824 152,869
QUALCOMM, Inc. ............. 14,094 2,344,678
Raymond James Financial, Inc. .... 1,133 195,556
Regeneron Pharmaceuticals, Inc. ... 1,089 612,312
Relspace
(d)(g)
................. 1,419 1,462
Robinhood Markets, Inc. , Class A
(g)
.. 6,800 973,624
ROBLOX Corp. , Class A
(g)
........ 8,904 1,233,382
Roche Holding AG ............. 3,236 1,077,535
Royalty Pharma plc , Class A ...... 8,238 290,637
RTX Corp. .................. 3,767 630,332
S&P Global, Inc. .............. 3,105 1,511,235
Salesforce, Inc. ............... 70,740 16,765,380
Sanofi SA ................... 115,962 10,980,895
Schneider Electric SE ........... 3,317 933,643
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $683,759)
(g)
(j)
....................... 67,266 459,323
ServiceNow, Inc.
(g)
............. 7,184 6,611,292
ServiceTitan, Inc. , Class A
(g)(i)
...... 11,776 1,187,374
Six Flags Entertainment Corp.
(g)
.... 35,220 800,198
Skyworks Solutions, Inc. ......... 31,406 2,417,634
SLM Corp.
(i)
................. 14,047 388,821
Snorkel AI, Inc., (Acquired 06/30/21,
cost $234,442)
(d)(g)(j)
.......... 15,609 95,527
Snowflake, Inc. , Class A
(g)
........ 11,073 2,497,515
Solaris Energy Infrastructure, Inc. ,
Class A .................. 69,651 2,783,950
Security
Shares
Shares Value
United States (continued)
Sonder Holdings, Inc. , Class A
(g)
.... 27,555 $ 34,995
SOURCE Global PBC
(d)(g)
........ 38,066 3,045
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$2,030,751)
(d)(g)(j)
............ 25,071 5,130,529
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$2,179,629)
(d)(g)(j)
............ 26,909 5,506,658
Spotify Technology SA
(g)
......... 2,572 1,795,256
Starz Entertainment Corp. ........ 7,948 117,074
State Street Corp. ............. 9,896 1,148,035
Stryker Corp. ................ 46,989 17,370,424
Synchrony Financial
(i)
........... 31,277 2,222,231
T. Rowe Price Group, Inc. ........ 27,591 2,831,940
Take-Two Interactive Software, Inc.
(g)
. 5,552 1,434,415
Tapestry, Inc. ................. 23,881 2,703,807
Targa Resources Corp. .......... 2,427 406,620
TD SYNNEX Corp. ............. 5,215 853,956
Tesla, Inc.
(g)
.................. 69,025 30,696,798
Textron, Inc. ................. 44,268 3,740,203
Thermo Fisher Scientific, Inc. ...... 8,355 4,052,342
TJX Cos., Inc. (The) ............ 106,116 15,338,007
T-Mobile US, Inc. .............. 5,743 1,374,759
Toll Brothers, Inc. .............. 19,484 2,691,520
Trane Technologies plc .......... 54,218 22,877,827
TransDigm Group, Inc. .......... 10,022 13,209,196
TRI Pointe Homes, Inc.
(g)
......... 22,284 756,987
Uber Technologies, Inc.
(g)
........ 110,279 10,804,034
Union Pacific Corp. ............ 33,469 7,911,068
United Airlines Holdings, Inc.
(g)
..... 55,548 5,360,382
UnitedHealth Group, Inc. ......... 6,432 2,220,970
Universal Health Services, Inc. , Class B 5,063 1,035,080
Valero Energy Corp. ............ 53,986 9,191,656
VeriSign, Inc. ................ 4,367 1,220,882
Verizon Communications, Inc. ..... 142,134 6,246,789
Vertex Pharmaceuticals, Inc.
(g)
..... 13,813 5,409,723
Vertiv Holdings Co. , Class A ...... 150,124 22,647,707
Viatris, Inc. .................. 160,423 1,588,188
VICI Properties, Inc. ............ 58,116 1,895,163
Visa, Inc. , Class A ............. 12,523 4,275,102
Vistra Corp. ................. 92,431 18,109,082
Walmart, Inc. ................. 328,045 33,808,318
Walt Disney Co. (The) .......... 106,706 12,217,837
Warner Bros Discovery, Inc.
(g)
..... 66,433 1,297,436
Waste Management, Inc. ......... 7,505 1,657,329
Waters Corp.
(g)
............... 7,422 2,225,190
Wells Fargo & Co. ............. 298,250 24,999,315
Welltower, Inc. ................ 2,198 391,552
West Pharmaceutical Services, Inc. . 550 144,281
Western Digital Corp. ........... 14,790 1,775,687
Williams Cos., Inc. (The) ......... 188,434 11,937,294
Wolfspeed, Inc.
(g)
.............. 2,622 74,989
Workday, Inc. , Class A
(g)
......... 9,946 2,394,301
Wynn Resorts Ltd. ............. 3,171 406,744
XPO, Inc.
(g)
.................. 7,090 916,524
Zimmer Biomet Holdings, Inc.
(i)
..... 22,382 2,204,627
Zoetis, Inc. , Class A ............ 12,499 1,828,854
Zoom Communications, Inc. , Class A
(g)
2,041 168,382
1,869,711,788
Total Common Stocks — 63.1%
(Cost: $2,204,201,731) ........................... 2,511,686,939

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Argentina — 0.0%
(a)
Telecom Argentina SA, 9.25%,
05/28/33 ................. USD 78 $ 77,039
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 143 145,717
222,756
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. 455 433,915
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ 201 210,610
8.50%, 05/01/30 ............ 574 597,046
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... AUD 2,180 1,473,232
12.50%, 07/31/27 ........... 3,633 2,512,134
Quintis Australia Pty. Ltd.
(a)(d)(f)(g)(n)(o)
7.50%, (7.50 % Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 1,654,849
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 1
6,881,787
Austria — 0.0%
ams-OSRAM AG, 2.13%, 11/03/27
(c)(p)
EUR 1,100 1,234,954
Belgium — 0.0%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(a)
...... USD 1,400 1,388,772
Brazil — 0.0%
LD Celulose International GmbH,
7.95%, 01/26/32
(a)
........... 200 211,200
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 268 270,529
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 257 249,290
6.95%, 03/05/54 ............ 200 185,600
Samarco Mineracao SA
(o)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 55 54,877
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(a)
.............. 41 41,191
Vale Overseas Ltd., 6.40%, 06/28/54 . 83 85,181
Vale SA, Series A6, 0.00%
(b)(g)(n)(q)
... BRL 10 691
1,098,559
Canada — 0.5%
1011778 BC ULC
(a)
4.38%, 01/15/28 ............ USD 79 77,624
4.00%, 10/15/30 ............ 71 66,912
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
1,460 1,522,727
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 789 947,649
Bombardier, Inc., 7.25%, 07/01/31
(a)
. USD 117 124,024
Brookfield Residential Properties, Inc.,
4.88%, 02/15/30
(a)
........... 53 49,705
Garda World Security Corp.
(a)
4.63%, 02/15/27 ............ 83 82,370
7.75%, 02/15/28 ............ 105 107,636
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. 12,042 13,272,195
Husky Injection Molding Systems Ltd.,
9.00%, 02/15/29
(a)
........... 100 104,519
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
1,581 1,548,740
17,904,101
Security
Par (000)
Par (000) Value
Chile — 0.0%
(a)(b)
AES Andes SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.84%), 8.15%, 06/10/55 USD 270 $ 285,555
WOM Chile Holdco SpA, 5.00%,
(5.00% Cash or 5.00% PIK),
04/01/32
(o)(p)
............... 721 627,319
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50 % PIK), 04/01/31
(o)
. 29 25,719
938,593
China — 0.1%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(p)
................ 1,084 1,991,308
Fantasia Holdings Group Co. Ltd.
(c)(g)(n)
10.88%, 01/09/25 ........... 815 15,892
11.75%, 04/17/25 ........... 716 8,055
Prosus NV, 4.03%, 08/03/50
(c)
..... 209 146,432
2,161,687
Colombia — 0.0%
(a)
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(o)
................ 202 191,346
Gran Tierra Energy, Inc., 9.50%,
10/15/29 ................. 262 220,735
SURA Asset Management SA, 6.35%,
05/13/32 ................. 200 213,500
625,581
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%, 01/15/31
(a)
.... 206 219,596
Czech Republic — 0.1%
(c)
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30 ............ EUR 923 1,135,860
Czechoslovak Group A/S, 5.25%,
01/10/31 ................. 675 824,183
1,960,043
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.28%,
02/24/31
(a)(b)(c)
.............. 151 172,624
Finland — 0.0%
(c)
Citycon Treasury BV
5.00%, 03/11/30 ............ 150 176,177
5.38%, 07/08/31 ............ 200 236,115
Mehilainen Yhtiot Oy
5.13%, 06/30/32 ............ 479 574,298
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.38%, 06/30/32
(b)
... 116 137,104
1,123,694
France — 0.5%
Afflelou SAS
(c)
6.00%, 07/25/29 ............ 388 475,167
6.00%, 07/25/29 ............ 100 122,466
Air France-KLM, (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(b)(c)(q)
. 300 359,409
Altice France SA
(c)
4.13%, 01/15/29 ............ 188 190,371
4.25%, 10/15/29 ............ 188 191,421
Atos SE
(c)(r)
5.00%, 12/18/30 ............ 869 962,519
1.00%, 12/18/32 ............ 600 363,613

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 07/18/30
(b)(c)
.... EUR 632 $ 709,450
BNP Paribas SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.63%
(a)(b)(q)
... USD 216 212,596
ELO SACA, 2.88%, 01/29/26
(c)
..... EUR 300 350,682
Forvia SE
2.75%, 02/15/27
(c)
........... 298 348,985
6.75%, 09/15/33
(a)
........... USD 425 431,188
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.02%, 02/01/30
(a)(b)
.. EUR 846 1,005,492
6.75%, 02/01/30
(a)
........... 1,076 1,311,728
6.75%, 02/01/30
(c)
........... 144 175,547
Iliad SA, 4.25%, 01/09/32
(c)
....... 800 944,339
IPD 3 BV
5.50%, 06/15/31
(c)
........... 805 959,783
Lion/Polaris Lux 4 SA
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.56%, 07/01/29 .... 385 457,040
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.56%, 07/01/29 .... 350 415,491
Loxam SAS, 6.38%, 05/31/29
(c)
.... 1,100 1,337,406
Lune Holdings SARL, 5.63%,
11/15/28
(c)
................. 649 235,356
Maya SAS, 5.63%, 10/15/28
(c)
..... 2,401 2,859,023
New Immo Holding SA
(c)
5.88%, 04/17/28 ............ 300 363,674
4.88%, 12/08/28 ............ 800 950,424
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 3.84%), 6.13%
(q)
......... 200 234,692
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 400 493,985
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 500 617,482
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... 400 477,816
Sabena technics SAS, (Acquired
10/28/22, cost $1,691,058), (3-mo.
EURIBOR + 5.00%), 6.98%,
09/30/29
(b)(d)(j)
.............. 1,713 2,010,563
Seche Environnement SACA, 4.50%,
03/25/30
(c)
................ 105 125,449
Societe Generale SA, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(a)
(b)(q)
..................... USD 267 279,686
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(b)(c)(q)
................ EUR 700 834,785
Veolia Environnement SA, (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32%
(b)(c)(q)
................ 300 352,915
Worldline SA
(c)
5.25%, 11/27/29 ............ 100 90,879
5.50%, 06/10/30 ............ 200 181,988
21,433,410
Germany — 0.7%
ADLER Pelzer Holding GmbH, 9.50%,
04/01/27
(a)
................ 435 485,809
alstria office AG, 5.50%, 03/20/31
(c)
.. 500 610,400
Security
Par (000)
Par (000) Value
Germany (continued)
APCOA Group GmbH , (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.15%, 04/15/31
(b)(c)
.......... EUR 484 $ 571,906
Aroundtown Finance SARL
(b)(c)(q)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 799 1,106,584
(5-Year EURIBOR ICE Swap Rate
+ 4.51%), 7.13% .......... EUR 644 797,305
Bayer AG, (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(b)(c)
.... 800 965,112
BRANICKS Group AG, 2.25%,
09/22/26
(c)
................ 300 278,217
Commerzbank AG
(b)(c)(q)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... 400 464,924
(5-Year EUR Swap Annual +
6.74%), 6.50% ........... 400 502,854
(5-Year EURIBOR ICE Swap Rate
+ 5.13%), 7.88% .......... 200 265,073
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(r)
... 1,233 1,361,708
Deutsche Bank AG
(b)(c)(q)
(5-Year EURIBOR ICE Swap Rate
+ 4.55%), 4.50% .......... 200 233,049
(5-Year EURIBOR ICE Swap Rate
+ 4.75%), 4.63% .......... 2,000 2,313,348
(5-Year EURIBOR ICE Swap Rate
+ 4.60%), 7.13% .......... 400 495,449
Deutsche Lufthansa AG
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.86%), 5.25%, 01/15/55 ... 400 484,586
(5-Year EURIBOR ICE Swap Rate
+ 2.86%), 5.25%, 01/15/55 ... 600 726,879
Dynamo Newco II GmbH, 6.25%,
10/15/31
(c)
................ 302 367,634
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.37%, (12.37% Cash or 12.37%
PIK), 04/01/31
(b)(d)(o)
.......... 2,888 3,098,073
IHO Verwaltungs GmbH
(c)(o)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)
.............. 1,029 1,265,097
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31 ............... 626 795,553
Mahle GmbH, 6.50%, 05/02/31
(a)
... 1,226 1,489,986
PCF GmbH
(c)
4.75%, 04/15/29 ............ 124 112,270
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 6.78%, 04/15/29
(b)
... 417 376,242
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 07/01/29
(b)(c)
.. 564 665,921
Progroup AG
(a)
5.13%, 04/15/29 ............ 360 430,199
5.38%, 04/15/31 ............ 362 429,137
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 200 238,658
5.38%, 04/01/31 ............ 200 245,871
TAG Immobilien AG, 0.63%, 03/11/31
(c)
(p)
...................... 300 368,077
Techem Verwaltungsgesellschaft 675
mbH, 4.63%, 07/15/32
(c)
....... 200 235,317
Tele Columbus AG, 10.00%, (10.00%
Cash or 10.00% PIK), 01/01/29
(b)(c)(o)
953 750,147

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator US Newco, Inc., 5.25%,
07/15/27
(a)
................ USD 200 $ 199,293
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... EUR 833 1,022,541
5.00%, 05/15/30
(c)
........... 250 301,346
Volkswagen International Finance
NV
(b)(c)(q)
(5-Year EURIBOR ICE Swap Rate
+ 3.17%), 5.49% .......... 100 121,188
(EUAMDB08 + 3.49%), 5.99% .. 300 365,519
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(p)
............... 400 471,055
Wintershall Dea Finance 2 BV, (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(q)
................ 786 964,329
ZF Europe Finance BV, 7.00%,
06/12/30
(c)
................ 500 609,348
26,586,004
Greece — 0.0%
(b)(c)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36 ................. 714 842,483
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35 ............ 378 477,420
1,319,903
Hong Kong — 0.0%
HKT Capital No. 6 Ltd., 3.00%,
01/18/32
(c)
................ USD 350 318,857
India — 0.0%
CA Magnum Holdings, 5.38%,
10/31/26
(c)
................ 300 298,537
Diamond II Ltd., 7.95%, 07/28/26
(a)
.. 200 201,500
Greenko Dutch BV, 3.85%, 03/29/26
(c)
176 174,285
India Green Power Holdings, 4.00%,
02/22/27
(c)
................ 244 238,883
REI Agro Ltd.
(d)(g)(n)(p)
5.50%, 11/13/14
(a)
........... 5,549 1
5.50%, 11/13/14
(c)
........... 2,291 —
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 200 199,722
Vedanta Resources Finance II plc
(a)
10.88%, 09/17/29 ........... 240 251,250
9.85%, 04/24/33 ............ 200 202,800
1,566,978
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%,
04/14/27
(c)
................ 252 252,504
Minejesa Capital BV, 5.63%, 08/10/37
(a)
200 198,800
451,304
Ireland — 0.2%
AIB Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(c)(q)
. EUR 500 599,546
Cedacri SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.66%,
05/15/28
(b)(c)
............... 225 265,673
eircom Finance DAC, 5.00%,
04/30/31
(c)
................ 707 850,201
Flutter Treasury DAC
(c)
4.00%, 06/04/31 ............ 622 731,792
6.13%, 06/04/31 ............ GBP 294 398,486
Helios Software Holdings, Inc., 7.88%,
05/01/29
(a)
................ EUR 1,328 1,631,454
Security
Par (000)
Par (000) Value
Ireland (continued)
ION Trading Technologies SARL,
5.75%, 05/15/28
(a)
........... USD 1,000 $ 981,328
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 320 444,782
5,903,262
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... EUR 513 590,952
3.75%, 05/09/27 ............ 1,015 1,198,811
7.38%, 09/15/29 ............ 50 66,040
7.38%, 09/15/29 ............ 163 215,292
7.88%, 09/15/31 ............ 1,061 1,493,243
3,564,338
Italy — 0.6%
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(q)
..... 284 347,245
Agrifarma SpA, 4.50%, 10/31/28
(a)
.. 1,983 2,339,780
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 987 1,177,138
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50%
(b)(c)
(q)
...................... 400 491,388
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.25%, 09/30/31
(b)
... 570 674,353
6.50%, 09/30/31 ............ 416 500,241
Dolcetto Holdco SpA, 5.63%,
07/14/32
(c)
................ 674 811,289
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.15%,
07/15/31
(b)(c)
............... 705 832,657
Engineering - Ingegneria Informatica -
SpA, 11.13%, 05/15/28
(c)
....... 1,142 1,428,753
Eni SpA, (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(q)
.......... 500 596,666
Fedrigoni SpA, 6.13%, 06/15/31
(c)
... 868 1,012,975
Fiber Midco SpA, 10.00%, 06/15/29
(c)
446 484,057
Fibercop SpA
(c)
4.75%, 06/30/30 ............ 208 248,046
5.13%, 06/30/32 ............ 227 270,883
FIS Fabbrica Italiana Sintetici SpA,
5.63%, 08/01/27
(c)
........... 607 718,039
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR + 3.75%), 5.78%,
04/15/29
(a)
.............. 825 977,557
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 04/15/29
(c)
... 441 522,549
Intesa Sanpaolo SpA, (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b)(c)(q)
250 303,372
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.76%, 12/15/29
(b)(c)
470 555,779
Itelyum Regeneration SpA, 5.75%,
04/15/30
(c)
................ 151 180,365
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 218 265,219
4.88%, 01/31/31 ............ 434 525,021
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.30%, 06/01/31
(b)
... 329 388,562
Nexi SpA, 0.00%, 02/24/28
(c)(e)(p)
.... 500 537,509
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 05/17/31
(b)
... 291 344,196

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
7.13%, 05/17/31 ............ EUR 319 $ 403,518
Prysmian SpA, (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b)(c)(q)
. 800 979,759
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87%, 12/31/29
(b)
... 207 245,722
6.75%, 12/31/29 ............ 343 424,843
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$1,971,102), (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(b)(c)(d)(j)
.. 1,786 2,083,190
TeamSystem SpA
(c)
5.00%, 07/01/31 ............ 136 161,907
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%, 07/31/31
(b)
... 511 601,681
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.19%, 07/01/32
(b)
... 436 512,452
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 237 262,547
Unipol Assicurazioni SpA, 4.90%,
05/23/34
(c)
................ EUR 300 370,887
22,580,145
Japan — 0.1%
Nissan Motor Co. Ltd., 5.25%,
07/17/29
(c)
................ 758 906,952
Nomura Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(b)
(q)
...................... USD 239 247,388
Rakuten Group, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(a)
(b)(q)
..................... 300 311,849
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ EUR 1,089 1,324,443
5.25%, 10/10/29 ............ 288 348,645
5.88%, 07/10/31 ............ 448 554,093
5.75%, 07/08/32 ............ 1,106 1,356,797
6.38%, 07/10/33 ............ 201 250,917
Sumitomo Mitsui Financial Group, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(b)(q)
........... USD 222 226,616
5,527,700
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... 924 904,648
10.38%, 03/31/29
(c)
.......... GBP 722 944,159
Deepocean Ltd., 6.00%, 04/08/31
(c)
.. EUR 215 255,831
TER Finance Jersey Ltd., Series 22,
0.00%, 10/02/25
(a)(e)
.......... USD 4,486 4,485,231
6,589,869
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC,
4.25%, 11/03/26
(c)
........... 267 265,798
Luxembourg — 0.3%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(o)
................ EUR 1,912 2,270,089
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ 542 660,114
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ............ 467 561,879
Security
Par (000)
Par (000) Value
Luxembourg (continued)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.04%, 05/15/32
(b)
... EUR 478 $ 565,650
Encore Issuances SA, Series 155,
(3-mo. EURIBOR + 10.00%), 2.13%,
11/06/25
(b)(c)
............... 115 132,135
Herens Holdco SARL, 4.75%,
05/15/28
(a)
................ USD 200 175,218
Herens Midco SARL, 5.25%, 05/15/29
(a)
EUR 1,435 968,383
INEOS Finance plc
(c)
5.63%, 08/15/30 ............ 101 113,801
7.25%, 03/31/31 ............ 566 663,569
ION Platform Finance SARL
(c)
6.50%, 09/30/30 ............ 358 420,310
6.88%, 09/30/32 ............ 276 324,038
Kleopatra Finco SARL, 4.25%,
03/01/26
(c)
................ 975 644,366
Luna 1.5 SARL, 10.50%, (10.50% Cash
or 11.25% PIK), 07/01/32
(c)(o)
.... 382 459,000
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
.. 230 274,723
Matterhorn Telecom SA, 3.13%,
09/15/26
(c)
................ 1,427 1,673,332
Maxam Prill SARL, 6.00%, 07/15/30
(c)
998 1,189,531
SES SA
(c)
4.13%, 06/24/30 ............ 100 119,992
4.88%, 06/24/33 ............ 250 305,594
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ............ 530 607,757
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.29%, 02/15/30
(b)
... 309 356,259
Vivion Investments SARL, 6.50%,
(6.50% Cash or 8.25% PIK),
08/31/28
(c)(o)
............... 1,135 1,327,144
13,812,884
Macau — 0.0%
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ USD 334 321,976
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%, 07/20/27 .. 200 193,018
Dua Capital Ltd., 2.78%, 05/11/31 ... 341 313,568
Gohl Capital Ltd., 4.25%, 01/24/27 .. 300 298,687
805,273
Mauritius — 0.2%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)(d)
......... 5,969 6,237,413
Mexico — 0.2%
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20%
(a)
(b)(q)
..................... 200 207,480
Fomento Economico Mexicano SAB de
CV, 2.63%, 02/24/26
(c)(p)
....... EUR 1,600 1,875,412
Orbia Advance Corp. SAB de CV,
6.80%, 05/13/30
(a)
........... USD 200 207,951
Petroleos Mexicanos, 7.50%,
03/20/26
(a)
................ 6,405 6,366,570
8,657,413
Netherlands — 0.3%
Boels Topholding BV
6.25%, 02/15/29
(c)
........... EUR 1,522 1,845,307
5.75%, 05/15/30
(a)
........... 296 360,425

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
ING Groep NV
(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... USD 600 $ 575,223
(USISSO05 + 3.59%), 7.00% ... 200 206,215
(USISSO05 + 4.08%), 7.25%
(c)
.. 550 582,313
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(c)(q)
. EUR 425 505,567
Q-Park Holding I BV
(c)
5.13%, 02/15/30 ............ 559 677,883
5.13%, 02/15/30 ............ 517 626,950
Sunrise FinCo. I BV, 4.88%, 07/15/31
(a)
USD 1,280 1,219,392
Sunrise HoldCo IV BV, 5.50%,
01/15/28
(a)
................ 400 398,748
Trivium Packaging Finance BV, 6.63%,
07/15/30
(c)
................ EUR 190 234,493
VZ Secured Financing BV, 5.25%,
01/15/33
(c)
................ 784 920,414
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ 1,523 1,685,597
9,838,527
Peru — 0.0%
(a)
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. USD 75 80,055
Volcan Cia Minera SAA, 8.75%,
01/24/30 ................. 180 186,714
266,769
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(b)(c)
EUR 600 724,219
Republic of Turkiye — 0.0%
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(a)
................ USD 200 209,000
Saudi Arabia — 0.0%
Al Rajhi Sukuk Ltd., (6-Year USD
Constant Maturity + 1.59%), 6.25%
(b)
(c)(q)
..................... 292 294,429
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(a)(d)
............... 2,006 2,006,039
Slovenia — 0.0%
United Group BV
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 6.29%, 02/15/31
(a)(b)
.. EUR 1,029 1,210,917
6.50%, 10/31/31
(c)
........... 150 178,333
1,389,250
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ 354 409,985
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 198,900
6.50%, 09/27/28 ............ 200 199,062
Stillwater Mining Co., 4.50%, 11/16/29
(a)
200 186,125
994,072
Security
Par (000)
Par (000) Value
South Korea — 0.0%
(c)
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(q)
................. USD 500 $ 492,813
SK Battery America, Inc., 2.13%,
01/26/26 ................. 480 474,158
966,971
Spain — 0.2%
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.52%, 05/01/30
(b)(c)
.... EUR 483 570,580
Banco Bilbao Vizcaya Argentaria SA
(b)(q)
(5-Year EURIBOR ICE Swap Rate
+ 5.54%), 8.38%
(c)
......... 400 520,808
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... 600 760,486
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 209 221,641
Bankinter SA, (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(c)(q)
. EUR 200 254,954
CaixaBank SA , (5-Year EURIBOR ICE
Swap Rate + 3.94%), 6.25%
(b)(c)(q)
. 200 245,636
Cellnex Telecom SA, 0.75%, 11/20/31
(c)
(p)
...................... 400 424,153
Cirsa Finance International SARL,
7.88%, 07/31/28
(c)
........... 1,027 1,255,371
Grifols SA, 7.13%, 05/01/30
(c)
...... 544 672,773
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(c)(p)
.......... 500 602,652
Kaixo Bondco Telecom SA, 5.13%,
09/30/29
(c)
................ 477 566,846
6,095,900
Sweden — 0.2%
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27
(c)
........... 341 392,643
Intrum Investments & Financing AB
(c)
7.75%, 09/11/27 ............ 200 217,089
8.00%, 09/11/27 ............ 412 492,429
Series 1, 7.75%, 09/11/28
(a)
..... 340 352,797
8.50%, 09/11/29 ............ 251 257,565
8.50%, 09/11/30
(a)
........... 211 215,467
Preem Holdings AB, 12.00%,
06/30/27
(c)
................ 374 454,504
Stena International SA, 7.25%,
01/15/31
(c)
................ USD 1,314 1,339,648
Verisure Holding AB, 9.25%, 10/15/27
(a)
EUR 811 976,867
Verisure Midholding AB, 5.25%,
02/15/29
(c)
................ 1,375 1,623,762
6,322,771
Switzerland — 0.1%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 800 994,128
UBS AG , (1-day SOFR + 0.72%),
4.86%, 01/10/28
(b)
........... USD 256 258,169
UBS Group AG
(a)(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88% ........... 225 221,538
(USISSO05 + 3.63%), 6.85% ... 1,175 1,211,640
(USISSO05 + 3.12%), 6.60% ... 277 278,482
(USISSO05 + 3.30%), 7.00% ... 200 203,886
VistaJet Malta Finance plc
(a)
9.50%, 06/01/28 ............ 100 104,102

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland (continued)
6.38%, 02/01/30 ............ USD 100 $ 97,468
3,369,413
Thailand — 0.0%
Bangkok Bank PCL, 5.30%, 09/21/28
(a)
200 204,874
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(q)
..................... 282 280,414
485,288
Ukraine — 0.0%
NAK Naftogaz Ukraine
(o)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(c)
.............. EUR 269 270,406
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(a)
.............. USD 251 196,427
VF Ukraine PAT, 9.62%, 02/11/27
(c)(r)
. 250 237,334
704,167
United Arab Emirates — 0.0%
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(q)
... 404 404,073
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(q)
..................... 202 202,315
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(a)
................ 314 310,075
916,463
United Kingdom — 1.3%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$2,345,634), 15.00%, ( 15.00% Cash
or 15.00% PIK), 06/19/26
(d)(j)(o)
... GBP 1,851 2,409,134
AA Bond Co. Ltd., 6.50%, 01/31/26
(c)
. 662 889,652
Amber Finco plc, 6.63%, 07/15/29
(c)
. EUR 1,240 1,530,149
Ardonagh Finco Ltd.
(a)
6.88%, 02/15/31 ............ 2,280 2,766,829
7.75%, 02/15/31 ............ USD 200 209,278
Barclays plc
(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38% ........... 216 207,215
(USISSO05 + 3.69%), 7.63% ... 200 211,937
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 2,144 2,691,955
6.13%, 11/30/28
(c)
........... 358 449,496
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(a)
........... EUR 1,699 1,495,462
Bellis Acquisition Co. plc
8.00%, 07/01/31
(c)
........... 1,045 1,245,132
Boots Group Finco LP
(c)
5.38%, 08/31/32 ............ 300 362,343
7.38%, 08/31/32 ............ GBP 150 205,512
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(c)(o)
. 286 383,134
British Telecommunications plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%),
4.88%, 11/23/81
(a)(b)
.......... USD 723 693,489
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 390 476,515
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 189 267,056
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(b)(c)
.... GBP 845 $ 1,163,431
Connect Finco SARL, 9.00%,
09/15/29
(a)
................ USD 828 870,563
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 404 485,527
Deuce Finco plc
5.50%, 06/15/27
(a)
........... GBP 1,595 2,141,112
5.50%, 06/15/27
(c)
........... 1,314 1,763,901
Edge Finco plc, 8.13%, 08/15/31
(c)
.. 965 1,383,811
eG Global Finance plc, 12.00%,
11/30/28
(a)
................ USD 1,073 1,178,536
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(c)
................ EUR 482 570,877
Gatwick Airport Finance plc, 4.38%,
04/07/26
(c)
................ GBP 467 625,049
Global Auto Holdings Ltd., 11.50%,
08/15/29
(a)
................ USD 200 211,000
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 1,193 1,612,143
Howden UK Refinance plc, 7.25%,
02/15/31
(a)
................ USD 200 205,914
HSBC Holdings plc , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.64%), 6.95%
(b)
(q)
...................... 102 106,650
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 539 632,631
6.75%, 04/15/30 ............ 328 360,898
Ithaca Energy North Sea plc, 8.13%,
10/15/29
(a)
................ USD 500 522,383
Lloyds Banking Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(b)(q)
... GBP 200 275,528
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(q)
............... 170 139,588
4.88%, 09/26/31 ............ EUR 575 531,419
Motion Finco SARL, 7.38%, 06/15/30
(c)
470 497,083
National Grid plc, 0.16%, 01/20/28
(c)
. 1,236 1,374,263
Nationwide Building Society
(b)(c)(q)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. GBP 344 460,332
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 881 1,214,692
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(q)
... 350 478,951
Ocado Group plc, 11.00%, 06/15/30
(c)
425 574,268
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 971 1,191,506
Pinewood Finco plc, 6.00%, 03/27/30
(a)
GBP 1,331 1,800,383
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
440 624,318
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.66%,
07/31/29
(b)
.............. EUR 193 223,298
10.75%, 07/31/29 ........... GBP 616 830,724
Thames Water Super Senior Issuer
plc
(a)
9.75%, 10/10/27 ............ 15 22,772
9.75%, 10/10/27 ............ 54 80,960
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 1,381 1,320,999

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Thames Water Utilities Ltd., 0.00%,
03/22/27
(a)(e)
............... GBP 10 $ 11,911
Virgin Media Finance plc, 5.00%,
07/15/30
(a)
................ USD 239 221,985
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ GBP 824 1,027,783
4.13%, 08/15/30 ............ 1,220 1,497,710
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(c)
....... 2,155 2,822,916
Virgin Media Vendor Financing Notes
IV DAC, 5.00%, 07/15/28
(a)
..... USD 200 195,910
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... GBP 506 622,607
4.75%, 07/15/31
(a)
........... USD 200 188,249
5.63%, 04/15/32
(c)
........... EUR 290 349,180
Vodafone Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 141 131,904
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 452 662,402
Zegona Finance plc
(c)
6.75%, 07/15/29 ............ EUR 681 846,812
6.75%, 07/15/29 ............ 762 947,117
51,496,284
United States — 4.8%
Acadia Healthcare Co., Inc.
(a)
5.50%, 07/01/28 ............ USD 100 99,155
7.38%, 03/15/33 ............ 79 82,017
Acrisure LLC, 6.75%, 07/01/32
(a)
.... 100 102,968
Adient Global Holdings Ltd., 7.50%,
02/15/33
(a)
................ 73 75,589
Aethon United BR LP, 7.50%,
10/01/29
(a)
................ 46 47,973
Alexander Funding Trust II, 7.47%,
07/31/28
(a)
................ 635 678,985
Allegiant Travel Co., 7.25%, 08/15/27
(a)
431 436,359
Alliant Holdings Intermediate LLC,
4.25%, 10/15/27
(a)
........... 214 210,447
Allied Universal Holdco LLC
4.88%, 06/01/28
(c)
........... GBP 2,568 3,376,374
7.88%, 02/15/31
(a)
........... USD 89 93,316
Alpha Generation LLC, 6.75%,
10/15/32
(a)
................ 13 13,420
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... 1,254 1,321,403
4.25%, 02/15/29
(p)
........... 510 485,775
4.25%, 02/15/29 ............ 1,278 1,111,860
10.50%, 07/15/32
(a)
.......... 111 117,375
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 50 51,918
American Axle & Manufacturing, Inc.
6.88%, 07/01/28 ............ 63 62,986
5.00%, 10/01/29 ............ 83 78,873
American Tower Corp., 0.45%,
01/15/27 ................. EUR 2,157 2,468,308
AmeriGas Partners LP
(a)
9.38%, 06/01/28 ............ USD 68 69,860
9.50%, 06/01/30 ............ 148 154,938
Amkor Technology, Inc., 6.63%,
09/15/27
(a)
................ 322 322,093
AmWINS Group, Inc., 6.38%,
02/15/29
(a)
................ 85 86,728
Security
Par (000)
Par (000) Value
United States (continued)
Aramark Services, Inc., 5.00%,
02/01/28
(a)
................ USD 100 $ 99,528
Arches Buyer, Inc., 4.25%, 06/01/28
(a)
105 102,894
Arcosa, Inc., 6.88%, 08/15/32
(a)
.... 100 104,449
Ardagh Metal Packaging Finance USA
LLC
6.00%, 06/15/27
(a)
........... 200 199,952
2.00%, 09/01/28
(c)
........... EUR 509 570,223
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
........... 154 177,149
2.13%, 08/15/26
(c)
........... 1,876 2,141,796
4.13%, 08/15/26
(a)
........... USD 4,760 4,569,600
Aretec Group, Inc., 10.00%, 08/15/30
(a)
115 125,293
Arsenal AIC Parent LLC, 11.50%,
10/01/31
(a)
................ 111 123,280
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ 316 318,710
ATI, Inc., 7.25%, 08/15/30 ........ 116 121,763
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
151 150,623
Avis Budget Car Rental LLC
(a)
5.38%, 03/01/29 ............ 111 108,243
8.38%, 06/15/32 ............ 17 17,781
Ball Corp., 4.25%, 07/01/32 ....... EUR 530 636,444
Bank of America Corp.
(b)
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(c)
.............. 875 1,027,814
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.35%), 6.25%
(q)
.......... USD 121 122,546
Bank of New York Mellon Corp. (The)
(b)
(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30% ........... 101 103,913
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.27%), 5.95% ........... 200 202,233
Bausch + Lomb Corp.
8.38%, 10/01/28
(a)
........... 436 454,394
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87%, 01/15/31
(b)(c)
.. EUR 288 342,591
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ USD 402 420,743
Beach Acquisition Bidco LLC, 5.25%,
07/15/32
(c)
................ EUR 409 492,231
Becton Dickinson Euro Finance SARL,
3.55%, 09/13/29 ............ 1,455 1,749,268
Blue Racer Midstream LLC, 7.25%,
07/15/32
(a)
................ USD 213 224,004
Boyd Gaming Corp., 4.75%, 06/15/31
(a)
207 199,549
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 2,569 2,472,185
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$2,913,794) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28
(d)
(j)(o)
................... 2,914 3,030,346
Caesars Entertainment, Inc.
(a)
7.00%, 02/15/30 ............ 100 102,861
6.00%, 10/15/32 ............ 159 156,608
California Resources Corp.
(a)
8.25%, 06/15/29 ............ 570 594,422
7.00%, 01/15/34 ............ 582 577,993
Calpine Corp.
(a)
5.13%, 03/15/28 ............ 99 99,051

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.00%, 02/01/31 ............ USD 96 $ 95,719
CCO Holdings LLC, 4.75%, 02/01/32
(a)
296 273,730
Centene Corp., 4.25%, 12/15/27 ... 1,800 1,767,631
Central Parent, Inc., 7.25%, 06/15/29
(a)
198 170,489
Chemours Co. (The)
(a)
4.63%, 11/15/29 ............ 19 17,166
8.00%, 01/15/33 ............ 98 97,477
Churchill Downs, Inc., 5.75%,
04/01/30
(a)
................ 114 113,897
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
89 92,502
Citigroup, Inc.
(b)(q)
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 119 122,214
Series GG, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.89%),
6.88% ................. 122 125,728
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 705 701,610
8.38%, 07/01/28 ............ 672 696,561
8.63%, 11/01/30 ............ 575 595,507
Clarios Global LP
6.75%, 05/15/28
(a)
........... 100 102,208
4.75%, 06/15/31
(c)
........... EUR 685 819,378
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/31
(a)
........... USD 97 100,264
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 1,384 1,396,484
9.00%, 09/30/29 ............ 404 419,031
8.25%, 06/30/32 ............ 472 500,676
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 537 551,630
Cogent Communications Group LLC,
7.00%, 06/15/27
(a)
........... 63 62,833
Comcast Corp., 0.25%, 09/14/29 ... EUR 513 544,819
CommScope LLC, 9.50%, 12/15/31
(a)
USD 290 300,179
Community Health Systems, Inc.
(a)
4.75%, 02/15/31 ............ 102 88,204
10.88%, 01/15/32 ........... 101 106,969
Compass Minerals International, Inc.,
8.00%, 07/01/30
(a)
........... 51 53,304
Comstock Resources, Inc., 6.75%,
03/01/29
(a)
................ 20 19,967
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(e)(p)
..................... 226 252,555
CoreWeave, Inc., 9.25%, 06/01/30
(a)
. 178 183,837
Cornerstone Building Brands, Inc.,
9.50%, 08/15/29
(a)
........... 142 137,973
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
................ 575 559,857
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 1,673 1,587,892
11.25%, 05/15/28 ........... 359 332,347
11.75%, 01/31/29 ........... 784 659,300
CVR Energy, Inc., 8.50%, 01/15/29
(a)
. 146 149,220
Dana Financing Luxembourg SARL,
8.50%, 07/15/31
(c)
........... EUR 741 937,684
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ 630 746,772
Delek Logistics Partners LP, 8.63%,
03/15/29
(a)
................ USD 100 104,280
DirecTV Financing LLC
(a)
8.88%, 02/01/30 ............ 58 57,288
10.00%, 02/15/31 ........... 300 299,559
Security
Par (000)
Par (000) Value
United States (continued)
DISH Network Corp.
(p)
0.00%, 12/15/25
(e)
........... USD 1,454 $ 1,432,719
3.38%, 08/15/26 ............ 411 394,971
Endo Finance Holdings, Inc., 8.50%,
04/15/31
(a)
................ 66 70,809
Energizer Holdings, Inc., 4.38%,
03/31/29
(a)
................ 55 52,748
EQT Corp., 7.50%, 06/01/30 ...... 210 231,656
EquipmentShare.com, Inc., 9.00%,
05/15/28
(a)
................ 115 121,696
Fertitta Entertainment LLC, 4.63%,
01/15/29
(a)
................ 76 72,332
Figeac Aero North America,
Inc., (Acquired 08/19/25, cost
$1,919,858), 7.79%, 07/23/30
(c)(d)(j)
EUR 1,650 1,932,340
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 3,700 3,748,366
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 117 118,728
Focus Financial Partners LLC, 6.75%,
09/15/31
(a)
................ 68 69,640
Ford Motor Credit Co. LLC
6.95%, 03/06/26 ............ 360 362,866
6.95%, 06/10/26 ............ 876 887,388
4.54%, 08/01/26 ............ 349 348,702
5.13%, 11/05/26 ............ 706 708,339
4.27%, 01/09/27 ............ 702 696,258
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 140 132,572
Freedom Mortgage Holdings LLC,
9.13%, 05/15/31
(a)
........... 119 126,563
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 965 974,626
6.00%, 01/15/30 ............ 90 91,059
8.75%, 05/15/30 ............ 2,284 2,385,969
8.63%, 03/15/31 ............ 1,843 1,943,003
Frontier Florida LLC, Series E , 6.86%,
02/01/28 ................. 1,880 1,961,404
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 1,101 1,129,901
Full House Resorts, Inc., 8.25%,
02/15/28
(a)
................ 59 54,755
General Motors Financial Co., Inc.,
4.30%, 02/15/29
(c)
........... EUR 598 729,993
Genesis Energy LP
7.75%, 02/01/28 ............ USD 100 100,705
8.00%, 05/15/33 ............ 77 80,538
Global Payments, Inc., 4.88%, 03/17/31 EUR 423 521,758
Goldman Sachs Group, Inc. (The)
(c)
0.25%, 01/26/28 ............ 999 1,114,378
0.88%, 05/09/29 ............ 943 1,035,751
Goodyear Tire & Rubber Co. (The),
5.63%, 04/30/33 ............ USD 93 86,529
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 423 136,962
5.50%, 05/01/28 ............ 248 200,921
Gray Media, Inc., 10.50%, 07/15/29
(a)
79 85,419
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%,
02/14/30
(b)
................ 6,830 6,898,163
Hilton Grand Vacations Borrower LLC,
4.88%, 07/01/31
(a)
........... 100 93,324

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ USD 9,929 $ 10,066,020
HUB International Ltd., 7.25%,
06/15/30
(a)
................ 100 104,291
Iron Mountain, Inc., 4.75%, 01/15/34
(c)
EUR 769 904,836
ITT Holdings LLC, 6.50%, 08/01/29
(a)
USD 49 48,174
JetBlue Airways Corp., 9.88%,
09/20/31
(a)
................ 48 48,685
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 268 237,219
JPMorgan Chase & Co.
(b)
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(c)
.............. EUR 909 1,061,644
(3-mo. EURIBOR + 0.60%), 3.67%,
06/06/28
(c)
.............. 781 935,061
Series OO, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.15%),
6.50%
(q)
................ USD 110 113,865
KeHE Distributors LLC, 9.00%,
02/15/29
(a)
................ 45 47,347
Kronos International, Inc.
(c)
9.50%, 03/15/29 ............ EUR 213 263,532
9.50%, 03/15/29 ............ 206 254,871
LCM Investments Holdings II LLC,
4.88%, 05/01/29
(a)
........... USD 100 97,975
Lessen LLC , (3-mo. CME Term SOFR
+ 8.50%), 12.76%, 01/05/28
(a)(b)(d)
. 5,070 4,714,861
Level 3 Financing, Inc., 6.88%,
06/30/33
(a)
................ 162 165,107
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 928 906,122
LifePoint Health, Inc.
(a)
11.00%, 10/15/30 ........... 98 108,012
8.38%, 02/15/32 ............ 78 83,125
Light & Wonder International, Inc.,
7.25%, 11/15/29
(a)
........... 41 42,081
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(a)
................ 139 138,080
Magnera Corp., 7.25%, 11/15/31
(a)
.. 104 97,862
Mauser Packaging Solutions Holding
Co.
(a)
7.88%, 04/15/27 ............ 559 564,480
9.25%, 04/15/27 ............ 23 23,053
McGraw-Hill Education, Inc., 7.38%,
09/01/31
(a)
................ 112 116,362
Medline Borrower LP, 5.25%,
10/01/29
(a)
................ 253 250,812
MGM Resorts International, 6.50%,
04/15/32 ................. 88 89,654
Mohegan Tribal Gaming Authority,
11.88%, 04/15/31
(a)
.......... 100 104,820
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,301,362
(3-mo. EURIBOR + 1.30%), 4.66%,
03/02/29 ............... 747 915,782
MPT Operating Partnership LP, 7.00%,
02/15/32
(c)
................ 531 651,428
Nasdaq, Inc., 4.50%, 02/15/32 ..... 615 772,925
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 100 100,000
5.13%, 12/15/30 ............ 49 49,431
5.75%, 11/15/31 ............ 66 66,693
7.13%, 02/01/32 ............ 262 273,477
NCL Corp. Ltd., 6.75%, 02/01/32
(a)
.. 74 76,104
NCL Finance Ltd., 6.13%, 03/15/28
(a)
100 102,182
Security
Par (000)
Par (000) Value
United States (continued)
NCR Atleos Corp., 9.50%, 04/01/29
(a)
USD 1,070 $ 1,158,299
NCR Voyix Corp., 5.13%, 04/15/29
(a)
. 100 98,392
New Generation Co., 10.34%,
09/30/29
(a)(d)
............... 4,370 4,370,270
Newell Brands, Inc.
6.38%, 05/15/30 ............ 35 34,678
6.63%, 05/15/32 ............ 68 67,110
Nissan Motor Acceptance Co. LLC,
5.63%, 09/29/28
(a)
........... 130 130,084
Northern Oil & Gas, Inc.
(a)
8.13%, 03/01/28 ............ 96 97,356
8.75%, 06/15/31 ............ 30 30,993
7.88%, 10/15/33 ............ 306 304,789
Novelis Corp.
(a)
4.75%, 01/30/30 ............ 100 96,366
3.88%, 08/15/31 ............ 13 11,852
Occidental Petroleum Corp., 5.20%,
08/01/29 ................. 430 436,320
Olympus Water US Holding Corp.
9.75%, 11/15/28
(a)
........... 530 556,235
7.25%, 06/15/31
(a)
........... 200 202,755
6.13%, 02/15/33
(c)
........... EUR 643 756,712
7.25%, 02/15/33
(a)
........... USD 201 201,209
OneMain Finance Corp., 7.13%,
11/15/31 .................. 125 129,623
Organon & Co., 5.13%, 04/30/31
(a)
.. 200 175,210
OT Midco, Inc., 10.00%, 02/15/30
(a)
.. 1,504 1,016,110
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ 83 82,583
4.63%, 03/15/30 ............ 90 86,498
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/27
(a)
........... 45 44,917
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(a)
................ 56 58,247
Park Intermediate Holdings LLC,
4.88%, 05/15/29
(a)
........... 118 115,050
Performance Food Group, Inc., 4.25%,
08/01/29
(a)
................ 195 189,420
Permian Resources Operating LLC,
8.00%, 04/15/27
(a)
........... 487 494,564
Perrigo Finance Unlimited Co., 5.38%,
09/30/32 ................. EUR 258 313,115
Pioneer Midco LLC, 10.50%, 11/18/30
(a)
(b)(d)
..................... USD 4,266 4,276,245
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
1,268 1,266,996
Post Holdings, Inc.
(a)
5.50%, 12/15/29 ............ 100 99,601
4.50%, 09/15/31 ............ 33 30,830
Prestige Brands, Inc., 3.75%,
04/01/31
(a)
................ 100 92,111
Quikrete Holdings, Inc., 6.75%,
03/01/33
(a)
................ 57 59,263
Resort Communities LoanCo. LP,
12.50%, 11/21/28
(a)(b)(d)
........ 6,518 6,673,379
Reworld Holding Corp., 4.88%,
12/01/29
(a)
................ 44 41,381
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 2,082 2,215,317
RR Donnelley & Sons Co., 10.88%,
08/01/29
(a)
................ 159 158,574
Sabre GLBL, Inc.
(a)
10.75%, 11/15/29 ........... 2,209 2,134,775
11.13%, 07/15/30 ........... 707 684,694
Schneider Electric SE, 1.25%,
09/23/33
(c)(p)
............... EUR 1,200 1,422,850
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31 ................. USD 96 88,593

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ USD 1,466 $ 1,551,910
8.50%, 07/15/31 ............ 781 826,812
9.63%, 12/01/32 ............ 1,235 1,398,854
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 362 362,152
Service Properties Trust
0.00%, 09/30/27
(a)(e)
.......... 961 847,151
8.38%, 06/15/29 ............ 2,765 2,807,498
8.63%, 11/15/31
(a)
........... 270 287,467
8.88%, 06/15/32 ............ 2,472 2,485,890
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 544 665,031
Six Flags Entertainment Corp.
5.50%, 04/15/27
(a)
........... USD 90 89,856
5.25%, 07/15/29 ............ 35 33,848
SM Energy Co., 6.75%, 08/01/29
(a)
.. 175 175,839
Snap, Inc., 6.88%, 03/01/33
(a)
..... 100 102,210
Solaris Energy Infrastructure, Inc.,
4.75%, 05/01/30
(a)(p)
.......... 1,919 3,434,829
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(o)
. 5,729 4,295,669
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 1,346 1,417,633
9.75%, 11/15/30 ............ 2,971 3,267,488
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28 ............... 39 36,788
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 438 407,499
Series 2017-1A,Class A, 3.65%,
08/15/31 ............... 1,146 1,044,517
SS&C Technologies, Inc., 6.50%,
06/01/32
(a)
................ 201 207,801
Stagwell Global LLC, 5.63%, 08/15/29
(a)
72 69,942
Star Parent, Inc., 9.00%, 10/01/30
(a)
. 68 71,889
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)
................ 4,657 4,416,419
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 276 226,320
Station Casinos LLC, 4.63%,
12/01/31
(a)
................ 100 94,332
Stem, Inc., 0.50%, 12/01/28
(a)(p)
.... 166 47,310
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 336 352,100
Suburban Propane Partners LP, 5.00%,
06/01/31
(a)
................ 100 95,149
Sunoco LP , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.23%), 7.88%
(a)(b)(q)
... 636 645,992
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 755 801,462
Tallgrass Energy Partners LP
(a)
5.50%, 01/15/28 ............ 50 49,746
6.00%, 12/31/30 ............ 99 97,765
6.00%, 09/01/31 ............ 67 65,554
Tenneco, Inc., 8.00%, 11/17/28
(a)
... 1,487 1,489,715
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(b)
........... 1,875 1,847,869
Thermo Fisher Scientific, Inc., 1.38%,
09/12/28 ................. EUR 917 1,042,363
TransDigm, Inc.
4.63%, 01/15/29 ............ USD 14 13,720
Security
Par (000)
Par (000) Value
United States (continued)
4.88%, 05/01/29 ............ USD 135 $ 133,006
6.38%, 05/31/33
(a)
........... 100 101,124
Transocean International Ltd., 8.25%,
05/15/29
(a)
................ 776 765,032
Transocean Titan Financing Ltd.,
8.38%, 02/01/28
(a)
........... 124 126,904
Tronox, Inc., 4.63%, 03/15/29
(a)
.... 220 143,494
UKG, Inc., 6.88%, 02/01/31
(a)
...... 73 75,324
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 179 169,609
United Wholesale Mortgage LLC,
5.50%, 04/15/29
(a)
........... 100 98,625
Uniti Group LP
(a)
10.50%, 02/15/28 ........... 1,705 1,795,706
4.75%, 04/15/28 ............ 104 101,843
Univision Communications, Inc.
(a)
8.50%, 07/31/31 ............ 100 103,264
9.38%, 08/01/32 ............ 18 19,182
USA Compression Partners LP
6.88%, 09/01/27 ............ 93 92,979
7.13%, 03/15/29
(a)
........... 113 116,540
6.25%, 10/01/33
(a)
........... 20 20,076
UWM Holdings LLC
(a)
6.63%, 02/01/30 ............ 626 636,819
6.25%, 03/15/31 ............ 58 57,724
Valaris Ltd., 8.38%, 04/30/30
(a)
..... 52 53,968
Venture Global LNG, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(q)
......... 789 781,962
7.00%, 01/15/30 ............ 504 521,521
Verizon Communications, Inc., 4.25%,
10/31/30 ................. EUR 796 984,676
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
USD 232 233,172
Vistra Operations Co. LLC, 5.63%,
02/15/27
(a)
................ 2,339 2,340,384
Vital Energy, Inc., 7.88%, 04/15/32
(a)
. 55 53,391
Voyager Parent LLC, 9.25%, 07/01/32
(a)
53 56,047
Wand NewCo 3, Inc., 7.63%,
01/30/32
(a)
................ 93 97,987
Warnermedia Holdings, Inc., 3.76%,
03/15/27 ................. 2,283 2,251,609
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 17 16,645
Wells Fargo & Co., 0.63%, 03/25/30
(c)
EUR 921 977,381
Windstream Services LLC, 7.50%,
10/15/33
(a)
................ USD 184 183,950
Wolfspeed, Inc.
2.50%, 06/15/31
(a)(p)
.......... 13 11,872
2.50%, 06/15/31
(d)(p)
.......... 48 45,691
7.00%, ( 7.00% Cash or 12.00%
PIK), 06/15/31
(d)(o)
......... 32 30,135
WR Grace Holdings LLC, 4.88%,
06/15/27
(a)
................ 110 109,318
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 1,094 1,111,325
13.50%, 04/15/31 ........... 941 910,990
Xerox Holdings Corp., 8.88%,
11/30/29
(a)
................ 29 15,667
Zayo Group Holdings, Inc., 6.25%,
03/09/30
(a)(b)
............... 169 161,728
189,649,552

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat,
6.95%, 10/17/31
(a)
........... USD 200 $ 213,558
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%,
03/01/29
(a)
................ 876 926,633
Total Corporate Bonds — 11.0%
(Cost: $ 458,389,437) ............................. 438,744,579
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
9.00%
,
 12/17/29 ............ EUR 1,264 1,575,428
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... USD 4,200 4,239,338
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 432 433,020
4,672,358
Total Fixed Rate Loan Interests — 0.1%
(Cost: $6,018,342) .............................. 6,247,786
Floating Rate Loan Interests
Canada — 0.1%
(b)
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.16%
,
 01/28/32 ...... EUR 2,500 2,946,807
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.17%
,
 02/01/29 ............ USD 453 452,539
3,399,346
Finland — 0.1%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.50%
,
 08/05/31
(b)
........... EUR 2,498 2,944,399
France — 0.3%
(b)
Artemis BidCo Ltd., Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.77%
,
 08/07/32 ............ 1,654 1,945,594
Atos SE, 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 2.60%),
4.62%
,
 12/17/30 ............ 700 703,490
Hestiafloor 2 SASU, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.50%
,
 02/27/30 ..... 1,176 1,389,730
HomeVi SAS, 1st Lien Term Loan
B, (3-mo. EURIBOR + 4.75%),
6.78%
,
 10/31/29 ............ 2,000 2,353,078
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.19%
,
 12/29/28 ............ 1,500 1,726,593
Parts Europe SA, Facility 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.92%
,
 02/03/31 . 1,411 1,661,564
Security
Par (000)
Par (000) Value
France (continued)
Talbot Participation SAS, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.44%
,
 07/07/32 ............ EUR 1,680 $ 1,984,534
11,764,583
Germany — 0.3%
(b)
AVIV Group GmbH, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
 04/23/32 ..... 2,293 2,708,915
IFCO Management GmbH, 1st Lien
Term Loan B, (1-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.40%
,
 11/29/29 ............ 1,000 1,177,819
Minimax Viking GmbH, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.41%
,
 03/17/32 ............ 1,000 1,176,562
Mosel Bidco SE, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.75%
,
 09/16/30 ...... 1,529 1,802,063
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.53%
,
 02/21/30 ............ 1,879 2,209,387
Rain Carbon, Inc., 1st Lien Term Loan,
10/31/28
(s)
................ 1,000 1,171,995
Speedster Bidco GmbH, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.62%
,
 12/10/31 . 1,740 2,053,061
Tele Columbus AG, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 0.50%),
0.50% 01/01/29 ............. 2,251 1,731,166
14,030,968
Ireland — 0.1%
(b)
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.03%
,
 01/26/32 . 1,424 1,687,590
Helios Software Holdings, Inc., 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.33%
,
 03/13/28 ............ 1,000 1,170,821
ION Trading Finance Ltd., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.75%
,
 04/03/28 . 1,500 1,754,471
4,612,882
Jersey, Channel Islands — 0.1%
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(b)(d)(o)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05% (9.66% Cash or
10.05% PIK), 07/06/27 ...... 2,276 2,217,792
(Daily SONIA at 0.00% Floor +
8.00%), 11.97% (11.55% Cash or
11.97% PIK), 07/06/27 ...... GBP 1,407 1,565,787
3,783,579

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg — 0.6%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 5.91%
,
 09/29/28 ..... EUR 2,000 $ 2,353,430
Froneri International Ltd., 1st Lien Term
Loan
(6-mo. EURIBOR at 0.00% Floor +
2.50%), 4.58%, 09/30/31 .... 2,000 2,346,151
 07/19/32
(s)
................ 2,035 2,391,063
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B, 06/01/32
(s)
....... 1,435 1,665,808
Gategroup Finance Luxembourg SA,
Facility 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.24%
,
 06/16/32 ............ 2,124 2,518,493
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.50%
,
 01/26/32 ............ 1,362 1,602,271
Speed Midco 3 SARL, 1st Lien Term
Loan B, 09/23/32
(s)
........... 1,100 1,291,455
Speed Midco 3 SARL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.95%),
7.33%
,
 05/16/29
(d)
........... 6,106 7,168,955
Tackle SARL, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.37%
,
 05/22/28 ...... 891 1,046,945
Tackle SARL, Facility 1st Lien Term
Loan B2, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.37%
,
 05/22/28 . 984 1,158,814
Traviata II SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 8.00%), 8.00%
,
 01/22/33
(d)
2,052 2,387,899
25,931,284
Netherlands — 0.8%
(b)
Accell Group Holdings BV, 1st Lien
Term Loan, 06/01/32
(s)
........ 1,000 786,613
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.50%
,
 06/29/28 . 1,459 1,716,403
Cypher Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 4.25%), 0.00%
,
 12/30/28
(d)
.... 5,188 5,938,171
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 6.93%
,
 10/14/27 ..... 1,964 2,306,123
Nobian Finance BV, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 07/01/30 . 2,526 2,931,734
Peer Holding III BV, 1st Lien Term Loan
B6B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.75%
,
 07/01/31 . 2,200 2,586,836
Pegasus Bidco BV, 1st Lien Term
Loan, (3-mo. EURIBOR + 3.00%),
4.95%
,
 07/12/29 ............ 2,000 2,356,905
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 06/01/29 ............ 2,000 2,364,983
Upfield BV, 1st Lien Term Loan B11,
(Daily SONIA at 0.00% Floor +
5.25%), 9.51%
,
 01/03/28 ...... GBP 1,364 1,792,655
Security
Par (000)
Par (000) Value
Netherlands (continued)
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.88%
,
 01/31/29 ..... EUR 9,179 $ 10,616,204
33,396,627
New Zealand — 0.1%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 9.97%
,
 11/05/31
(b)(d)
.... GBP 2,000 2,151,840
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.53%
,
 06/14/29
(b)
........... EUR 1,017 1,199,509
Spain — 0.1%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
5.98%
,
 02/27/30 ............ 1,606 1,872,960
PAX HoldCo Spain SL, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.04% -
6.95%
,
 12/31/29 ............ 1,617 1,909,275
3,782,235
Sweden — 0.1%
(b)
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.25%
,
 08/29/31 ............ 1,667 1,965,928
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.69%
,
 03/29/30 . 1,017 1,202,100
3,168,028
United Kingdom — 1.2%
(b)
Acuris Finance US, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 02/16/28 . 1,000 1,170,563
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.31%
,
 05/12/31 ............ 1,647 1,865,999
Belron Uk Finance Plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.97%
,
 10/16/31 . 1,988 2,340,840
Boots Group Bidco Ltd., 1st Lien Term
Loan, (Daily SONIA at 0.00% Floor
+ 4.75%), 4.75%
,
 08/30/32 ..... GBP 2,319 3,140,065
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ 2,781 3,742,516
Edge Finco plc, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 08/22/31 . EUR 1,453 1,715,404
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.29%
,
 06/30/28 ............ 1,546 1,826,619

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Hbx Group International plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.87%
,
 02/13/32 ............ EUR 2,359 $ 2,772,689
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.41%
,
 06/23/31 . 2,000 2,194,746
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.41%
,
 04/03/29 ............ 1,940 2,091,253
Inspired Finco Holdings Ltd., 1st
Lien Term Loan B6, (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.16%
,
 02/28/31 ............ 1,438 1,694,068
International Entertainment JJCo 3
Ltd., 1st Lien Term Loan B, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/19/32 ............ GBP 3,059 4,127,511
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.53%
,
 11/04/30 . EUR 689 809,683
Market Bidco Ltd., Facility 1st Lien Term
Loan B4, (Daily SONIA at 0.00%
Floor + 5.25%), 5.36%
,
 11/04/30 . GBP 404 536,320
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.56%
,
 03/25/31 ............ EUR 1,839 2,156,718
Mercia, 1st Lien Term Loan A1, (3-mo.
GBP SONIA at 0.00% Floor +
2.40%), 6.85%
,
 04/08/26
(d)
..... GBP 1,222 1,643,027
Mercia, 1st Lien Term Loan A2, (3-mo.
GBP SONIA at 0.00% Floor +
2.40%), 6.85%
,
 04/09/26
(d)
..... 4,829 6,494,355
Mercia, 1st Lien Term Loan B-1, (3-mo.
CME Term SOFR at 0.00% Floor +
0.00%), 7.10%
,
 04/09/26
(d)
..... 280 376,789
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, 07/10/31
(s)
EUR 2,000 2,221,890
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
 11/27/31 ............ GBP 1,905 2,555,310
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 2.75%),
4.83%
,
 07/16/29 ............ EUR 831 979,568
46,455,933
United States — 1.9%
(b)
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 3.25%), 7.51%
,
 08/20/32 ..... USD 680 682,098
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 11.19%
,
 12/21/27
(d)
2,493 2,474,205
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.58%
,
 02/01/30 . 3,621 3,428,292
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.41%
,
 09/29/31 ............ 1,160 1,158,619
Security
Par (000)
Par (000) Value
United States (continued)
Arsenal AIC Parent LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.91%
,
 08/19/30 ............ USD 91 $ 90,950
Atlas Luxco 4 SARL, 1st Lien Term
Loan B, 08/20/32
(s)
........... EUR 1,538 1,809,472
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.66%
,
 08/01/28 ...... USD 10 8,361
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.84%
,
 10/02/28 ............ 1,055 1,022,539
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.41%
,
 01/15/31 ............ 1,079 1,077,699
Beach Acquisition Bidco LLC, 1st Lien
Term Loan B2, 09/13/32
(s)
...... EUR 2,036 2,395,408
Boost Newco Borrower LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.00%
,
 01/31/31 ............ USD 1,390 1,390,092
Boxer Parent Co., Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 07/30/31 . EUR 1,488 1,752,016
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.41%
,
 02/06/31 ............ USD 2,150 2,142,561
Charter Communications Operating
LLC, 1st Lien Term Loan B5, (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.54%
,
 12/15/31 ...... 229 228,551
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR + 3.25%), 7.25%
,
 08/16/32 808 809,873
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 7.34%
,
 04/13/29 ...... 1,375 1,372,873
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.76%
,
 09/29/28 . 976 977,365
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.75%
,
 04/15/27 ..... 475 459,091
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.00%
,
 12/30/27
(d)
1,154 1,153,510
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.67%
,
 12/21/28 ............ 788 771,973
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.57%
,
 08/02/27 ............ 56 55,977
DirecTV Financing LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.81%
,
 02/17/31 ............ 1,661 1,621,307

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ECL Entertainment LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR +
3.00%), 7.16%
,
 08/30/30 ...... USD 2,735 $ 2,730,697
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.60%
,
 12/29/27
(d)
.......... 907 626,054
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.41%
,
 01/29/29 ............ 1,551 1,548,670
Finastra USA, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR + 4.50%),
6.51%
,
 07/30/32 ............ EUR 2,098 2,475,718
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.75%
,
 11/12/26
(d)
USD 4,605 4,582,348
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.22%
,
 04/30/28 . 407 240,311
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.07%
,
 10/25/28
(d)
.......... 557 457,034
Icon Parent I, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.75%),
6.75%
,
 11/13/31 ............ 3,208 3,202,442
ION Platform Finance SARL, 1st Lien
Term Loan B, 4.00%
,
 09/30/32 ... EUR 3,765 4,366,169
ITG Communications LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
 07/09/31 ............ USD 2,200 2,171,136
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.66%
,
 04/26/30 ............ 886 875,739
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.16%
,
 01/28/32 ............ 367 363,851
Maverick Gaming LLC, 1st Lien Term
Loan
(d)
(US Prime Rate at 0.00% Floor +
7.50%), 14.75%, 06/05/28 .... 753 414,054
(US Prime Rate at 0.00% Floor +
7.50%), 14.75%, 06/05/28 .... 429 385,806
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.22%
,
 03/01/29 . 1,864 1,777,408
Peninsula Pacific Entertainment LLC,
1st Lien Term Loan B, 08/16/32
(d)(s)
1,591 1,586,573
Pitney Bowes, Inc., 1st Lien Term
Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.91%
,
 03/19/32 ............ 1,323 1,321,422
Polaris Newco LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.03%
,
 06/02/28 . EUR 2,481 2,707,836
Project Aurora US Finco, Inc., 1st Lien
Term Loan B
(3-mo. EURIBOR + 3.25%),
3.25%, 09/24/32 .......... 1,200 1,412,383
Security
Par (000)
Par (000) Value
United States (continued)
 09/26/32
(s)
................ EUR 1,200 $ 1,408,860
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.06%
,
 04/27/28 ............ USD 2,597 1,318,022
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.75%),
12.32%
,
 04/27/29 ........... 1,749 351,591
Runitonetime LLC, 1st Lien Term Loan
(12-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.28%, 04/16/26
(d)
........ 49 47,321
(1-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.66%, 05/06/26 ......... 155 148,703
(12-mo. CME Term SOFR +
12.50%), 16.38%, 07/07/26
(d)
.. 60 57,355
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.00%
,
 09/11/29
(d)
.......... 4,804 4,840,219
Stakeholder Midstream LLC, 1st Lien
Term Loan, (6-mo. CME Term SOFR
+ 4.00%), 8.04%
,
 01/02/31 ..... 2,166 2,168,279
TransDigm, Inc., 1st Lien Term Loan J,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.50%
,
 02/28/31 . 593 592,115
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
9.15%
,
 01/22/29 ............ 945 810,396
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/18/28
(s)
............ 2,355 2,274,004
Veritas Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 2.50%
Floor + 8.00%), 12.30% 06/30/31 . 489 493,007
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 8.32%
,
 07/26/32 ...... 878 869,879
X Corp., 1st Lien Term Loan B1,
10/26/29
(s)
................ 227 222,709
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.00% -
8.16%
,
 11/19/29 ............ 215 199,144
75,930,087
Total Floating Rate Loan Interests — 5.8%
(Cost: $227,404,358) ............................. 232,551,300
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
6.44%, 01/26/36
(c)
........... 201 217,281
Empresa Nacional del Petroleo, 5.95%,
07/30/34
(a)
................ 200 209,562
426,843
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 268 290,740

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.1%
Electricite de France SA
(b)(c)(q)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 200 $ 225,121
(5-Year EURIBOR ICE Swap Rate
+ 2.07%), 4.38% .......... 300 349,573
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... 200 246,539
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 400 548,661
1,369,894
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.00%,
05/16/29
(c)
................ EUR 200 253,741
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC,
13.49%, 05/23/28
(a)
.......... KZT 114,000 185,989
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29 ............ USD 249 269,065
5.95%, 01/28/31 ............ 187 181,296
450,361
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(a)
....... 298 330,688
Peru — 0.0%
(a)
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30 ............ 200 205,600
Petroleos del Peru SA, 4.75%,
06/19/32 ................. 200 173,600
379,200
Total Foreign Agency Obligations — 0.1%
(Cost: $3,463,297) .............................. 3,687,456
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
341 334,514
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(a)
................ 190 197,885
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(a)
................ 237 242,074
Brazil — 0.1%
Federative Republic of Brazil, 10.00%,
01/01/27 ................. BRL 22 3,871,213
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 11,126 8,014,765
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ............ EUR 452 542,945
4.34%, 03/07/42 ............ USD 220 194,700
737,645
Colombia — 0.2%
Republic of Colombia
5.75%, 11/03/27 ............ COP 11,989,300 2,854,579
Security
Par (000)
Par (000) Value
Colombia (continued)
7.75%, 09/18/30 ............ COP 8,132,000 $ 1,830,522
8.00%, 04/20/33 ............ USD 312 340,080
8.00%, 11/14/35 ............ 200 214,850
7.75%, 11/07/36 ............ 284 297,490
5,537,521
Costa Rica — 0.0%
Republic of Costa Rica, 7.30%,
11/13/54
(a)
................ 229 250,755
Czech Republic — 0.1%
Czech Republic
5.00%, 09/30/30 ............ CZK 50,380 2,528,075
4.50%, 11/11/32 ............ 27,020 1,316,650
3,844,725
Dominican Republic — 0.1%
Dominican Republic Government
Bond
(a)
4.50%, 01/30/30 ............ USD 230 225,170
7.05%, 02/03/31 ............ 355 382,867
10.75%, 06/01/36 ........... DOP 42,000 731,221
6.95%, 03/15/37 ............ USD 154 164,665
1,503,923
Ecuador — 0.0%
Republic of Ecuador, 6.90%, 07/31/30
(a)
(r)
....................... 39 34,797
Egypt — 0.1%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 9,331 199,141
24.14%, 12/03/27 ........... 1,142 24,130
21.38%, 02/04/28 ........... 12,673 257,401
23.44%, 07/01/28 ........... 10,413 218,118
5.63%, 04/16/30
(c)
........... EUR 199 222,466
7.63%, 05/29/32
(c)
........... USD 416 409,552
9.45%, 02/04/33
(a)
........... 200 213,438
8.50%, 01/31/47
(a)
........... 268 235,505
7.50%, 02/16/61
(a)
........... 303 237,249
2,017,000
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 1,983 2,278,049
Gabon — 0.0%
Gabon Government Bond, 9.50%,
02/18/29
(c)
................ USD 327 302,576
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 200 219,600
6.60%, 06/13/36 ............ 225 238,275
457,875
Hungary — 0.0%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 200 204,150
5.38%, 09/12/33
(c)
........... EUR 143 181,981
7.00%, 10/24/35 ............ HUF 293,700 892,823
5.50%, 03/26/36
(a)
........... USD 200 201,440
1,480,394
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 27,831,000 1,720,890
4.65%, 09/20/32 ............ USD 200 200,750
3.88%, 01/15/33 ............ EUR 142 169,424
6.75%, 07/15/35 ............ IDR 24,449,000 1,503,715

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
8.25%, 05/15/36 ............ IDR 13,309,000 $ 908,085
7.13%, 06/15/38 ............ 19,664,000 1,220,077
5,722,941
Ireland — 0.7%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 24,185 27,611,110
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 6,524 7,729,954
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
5.88%, 10/17/31
(c)
........... 148 172,782
8.08%, 04/01/36
(a)
........... USD 200 206,800
379,582
Kenya — 0.0%
Republic of Kenya, 9.75%, 02/16/31
(a)
241 257,219
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(a)
........... 200 201,250
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(a)
................ 280 286,984
Malaysia — 0.1%
Malaysia Government Bond
4.64%, 11/07/33 ............ MYR 8,990 2,310,239
3.83%, 07/05/34 ............ 2,229 543,275
4.46%, 03/31/53 ............ 1,026 262,686
3,116,200
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(a)
................ USD 420 426,510
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 643 3,497,758
8.50%, 03/01/29 ............ 246 1,360,067
7.50%, 05/26/33 ............ 794 4,084,124
8.00%, 02/21/36 ............ 146 751,832
7.75%, 11/13/42 ............ 88 414,936
United Mexican States
6.63%, 01/29/38 ............ USD 200 210,250
5.13%, 03/19/38 ............ EUR 105 125,510
7.38%, 05/13/55 ............ USD 602 662,501
11,533,488
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 179 205,689
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 239 247,813
4.75%, 04/02/35 ............ EUR 271 327,725
575,538
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(a)
.......... USD 200 222,600
7.63%, 11/28/47
(c)
........... 225 193,028
415,628
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 196 239,199
Security
Par (000)
Par (000) Value
Oman — 0.0%
Oman Government Bond, 6.75%,
01/17/48
(c)
................ USD 300 $ 329,790
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 327 360,845
6.40%, 02/14/35 ............ 212 219,738
580,583
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 200 176,800
5.60%, 03/13/48 ............ 210 198,923
375,723
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 93 85,769
1.86%, 12/01/32 ............ 149 123,000
6.85%, 08/12/35
(a)
........... PEN 3,733 1,135,768
1,344,537
Philippines — 0.1%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 46,845 816,055
6.38%, 04/28/35 ............ 77,080 1,357,868
2,173,923
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 14,046 4,006,877
4.75%, 07/25/29 ............ 7,956 2,195,630
5.00%, 10/25/34 ............ 4,524 1,211,864
5.00%, 10/25/35 ............ 4,049 1,072,581
2.00%, 08/25/36
(b)
........... 1,480 363,990
5.50%, 04/04/53 ............ USD 154 148,698
8,999,640
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 10,321 233,472
30.00%, 09/12/29 ........... 6,046 133,993
7.13%, 02/12/32 ............ USD 298 308,057
675,522
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 124 125,301
2.12%, 07/16/31
(c)
........... EUR 151 151,132
5.88%, 07/11/32
(a)
........... 121 145,434
6.25%, 09/10/34
(a)
........... 284 342,926
6.75%, 07/11/39
(a)
........... 115 137,662
902,455
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 209 211,498
5.00%, 01/18/53
(a)
........... 230 207,575
419,073
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 200 216,660
6.00%, 06/12/34
(a)
........... 221 230,172
446,832
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 81,607 4,741,301

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Africa (continued)
7.00%, 02/28/31 ............ ZAR 61,106 $ 3,355,767
7.10%, 11/19/36
(a)
........... USD 200 208,600
8.50%, 01/31/37 ............ ZAR 31,688 1,689,069
5.00%, 10/12/46 ............ USD 201 150,943
5.75%, 09/30/49 ............ 548 438,926
7.95%, 11/19/54
(a)
........... 220 223,242
10,807,848
Spain — 0.3%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 7,282 8,617,554
3.15%, 04/30/35
(a)(c)
.......... 2,019 2,361,233
10,978,787
Thailand — 0.1%
Kingdom of Thailand
2.50%, 11/17/29 ............ THB 118,100 3,826,360
4.00%, 06/17/55 ............ 874 38,138
3,864,498
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%,
06/26/34
(a)
................ USD 266 270,855
Ukraine — 0.0%
Ukraine Government Bond
(a)(r)
4.50%, 02/01/29 ............ 87 59,430
0.00%, 02/01/30 ............ 8 4,165
0.00%, 02/01/34 ............ 30 12,265
4.50%, 02/01/34 ............ 58 32,483
0.00%, 02/01/35 ............ 25 12,123
0.00%, 02/01/36 ............ 21 10,082
130,548
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 210 158,878
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%,
03/07/30
(c)
................ GBP 12,666 17,194,397
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 8,525 233,948
5.25%, 09/10/60 ............ USD 245 230,233
464,181
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 206 248,937
7.85%, 10/12/28 ............ USD 224 240,352
489,289
Total Foreign Government Obligations — 3.8%
(Cost: $143,600,911) ............................. 149,987,852
Shares
Shares
Investment Companies
iShares Broad USD High Yield
Corporate Bond ETF
(f)(i)
........ 130,551 4,932,217
iShares China Large-Cap ETF
(f)(i)
... 262,087 10,782,259
iShares Core S&P Small-Cap ETF
(f)
. 19,759 2,347,962
iShares MSCI Brazil ETF
(f)(i)
....... 59,131 1,833,061
SPDR Blackstone Senior Loan ETF
(i)
52,573 2,185,985
SPDR Gold Shares
(k) (l)
.......... 184,749 65,672,727
Security
Shares
Shares Value
SPDR S&P Homebuilders ETF
(i)
.... 19,652 $ 2,177,442
SPDR S&P Regional Banking ETF
(i)
. 100,353 6,352,345
VanEck Semiconductor ETF ...... 8,805 2,873,600
Total Investment Companies — 2.5%
(Cost: $ 87,390,999) .............................. 99,157,598
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29 ......... USD 875 916,241
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26 ........... 1,250 1,256,541
Total Municipal Bonds — 0.1%
(Cost: $2,125,000) .............................. 2,172,782
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
United States — 0.3%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 3,551 2,959,022
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 4,695 4,237,654
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,604,329
MCM Trust
(d)
Series 2018-NPL2,  2.50%,
09/25/31 ............... 88 85,051
Series 2021-VFN1,  2.50%,
09/25/31 ............... 18 12,998
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 3,122 2,877,795
TVC DSCR Trust, Series 2021-
1,  0.00%, 03/25/28
(d)
......... 1,654 1,417,276
13,194,125
Commercial Mortgage-Backed Securities — 2.0%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.52%, 12/15/34
(a)(b)
926 922,218
United States — 2.0%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... 1,182 1,069,710
1301 Trust, Series 2025-1301, Class A,
5.06%, 08/11/42
(a)(b)
.......... 820 830,553
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 346,726
Atrium Hotel Portfolio Trust, Series
2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.80%, 08/15/42
(a)(b)
.... 415 414,909

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BAHA Trust, Series 2024-MAR, Class
C, 7.77%, 12/10/41
(a)(b)
........ USD 1,320 $ 1,374,261
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 9.40%,
02/15/42
(a)(b)
............... 1,952 1,959,320
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.16%), 5.49%, 11/25/35 ... 75 82,410
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.78%, 10/25/36 ... 68 65,371
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 7.91%,
10/10/42
(a)(b)
............... 1,749 1,746,863
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 6.00%, 08/15/42
(a)(b)
.... 330 330,930
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.54%, 06/15/41
(a)(b)
602 602,000
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 910,146
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.18%, 02/15/33 ... 4,847 4,827,997
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.41%, 02/15/33 ... 2,843 2,833,667
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.52%, 02/15/33 ... 1,877 1,874,593
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.07%, 06/15/38 ... 2,054 2,054,472
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 4.95%, 10/15/38 ... 193 192,616
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.51%, 10/15/38 ... 2,549 2,546,185
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.79%, 12/15/39 ... 2,232 2,238,188
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.69%, 05/15/34 ... 770 770,105
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.54%, 03/15/41 ... 1,073 1,073,640
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,052 2,811,717
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.59%, 04/15/41 ... 1,259 1,262,681
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.04%, 06/15/41 ... 658 658,822
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.09%, 06/15/41 ... 1,645 1,647,027
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.09%, 03/15/30 ... USD 1,151 $ 1,152,338
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 1,282 1,240,936
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.64%, 06/15/41
(a)(b)
.... 780 777,138
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 8.04%,
08/15/41
(a)(b)
............... 760 759,563
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.74%,
11/15/48
(b)
................ 166 164,122
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.63%, 10/15/37 ... 238 217,842
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.59%, 02/15/27
(d)
.. 2,798 2,778,583
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 6.03%, 08/15/34
(a)(b)
230 230,719
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a)(b)
...... 1,467 1,476,594
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 6.93%, 11/15/38
(a)(b)
.... 1,448 1,446,481
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.51%, 07/15/38 ... 2,654 2,653,790
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.11%, 07/15/38 ... 1,693 1,693,298
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 7.20%, 11/15/36 ... 1,892 1,878,039
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.22%, 10/15/36 ... 357 355,366
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.56%, 05/15/26 ... 381 360,359
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.79%, 11/25/41 ... 2,299 2,302,258
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,084,773
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.69%, 05/15/37 ... 1,317 1,319,058
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.34%, 05/15/37 ... 1,451 1,450,093
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... 315 305,454

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.74%, 07/05/33 USD 438 $ 249,745
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 6.97%, 04/15/38 ... 1,839 1,841,299
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.47%, 04/15/38 ... 866 867,623
Series 2022-OPO, Class C, 3.56%,
01/05/39 ............... 700 582,157
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.34%, 06/15/39
(a)(b)
.... 540 543,620
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.69%, 12/15/39
(a)(b)
.... 906 905,370
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 8.59%, 06/15/39
(a)(b)
239 238,347
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.53%, 08/17/42
(a)(b)
.... 1,320 1,322,448
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 508 516,555
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.37%, 04/15/38 ... 2,038 2,040,074
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 6.87%, 04/15/38 ... 233 233,478
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 7.02%, 07/15/38
(a)(b)
.... 870 869,687
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 552 523,626
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 5.75%,
07/15/39
(a)(b)
............... 660 675,198
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.62%, 07/15/38
(a)(b)
.... 204 51,974
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a)(b)
........ 1,400 1,395,421
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 7.10%, 03/15/35
(a)(b)
.... 820 819,487
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 5.00%, 11/15/38 ... 323 322,659
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 6.89%, 11/15/38 ... 1,825 1,823,091
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 6.88%, 11/15/36 ... USD 524 $ 524,246
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 301,880
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a)(b)
.......... 1,570 1,580,247
VEGAS Trust, Series 2024-GCS, Class
D, 6.42%, 07/10/36
(a)(b)
........ 1,770 1,750,941
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ 583 570,941
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.87%,
06/15/36 ............... 375 345,252
Series 2024-1CHI, Class A, 5.48%,
07/15/35 ............... 669 675,125
79,742,204
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.36%,
02/15/54 ................. 13,956 664,106
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.77%,
12/12/53
(a)
................ 1,400 90,287
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.92%,
07/15/53 ............... 7,742 529,529
Series 2021-C59, Class XA, 1.62%,
04/15/54 ............... 6,273 369,409
1,653,331
Total Non-Agency Mortgage-Backed Securities — 2.4%
(Cost: $99,190,309) .............................. 95,511,878
Preferred Securities
Shares
Shares
Preferred Stocks — 3.1%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 882,515 2,938,262
Gerdau SA (Preference) ......... 236,849 740,953
Neon Payments Ltd.
(d)(g)
......... 10,763 4,283,566
7,962,781
China — 0.5%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(d)(g)(j)
.. 82,140 20,770,742
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(d)(g)(j)
......... 1,420 —
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(d)(g)(j)
............ 1,380 —

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(d)
(g)(j)
...................... 6,817 $ —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(d)(g)(j)
............ 163,645 2,073,212
United States — 2.4%
Anduril Engineering LLC, Series F
(d)(g)
79,095 3,233,404
Breeze Aviation Group, Inc., Series
B, (Acquired 01/26/24, cost
$2,232,275)
(d)(g)(j)
............ 4,133 645,327
Bright Machines, Inc., Series C
(d)(g)
.. 238,542 66,792
Bright Machines, Inc., Series C-1
(d)(g)
. 496,892 54,658
CoreWeave, Inc., 10.00%
(d)
....... 2,520,000 6,904,800
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(d)(g)(j)
.. 211,650 31,747,500
Databricks, Inc., Series G , (Acquired
02/01/21, cost $3,419,476)
(d)(g)(j)
.. 57,837 8,675,550
Davidson Homes, Inc., 12.00%
(d)
... 4,221 4,580,967
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(q)
....... 8,429 8,365,782
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$102,781)
(d)(g)(j)
.............. 168,405 124,619
Insightful Corp., Series D
(d)(g)
...... 1,558,289 313,684
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(d)(g)(j)
.. 1,719,824 4,058,784
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(d)(g)(j)
... 113,119 266,961
Lessen Holdings, Inc., Series B
(d)(g)
.. 63,570 31,785
Lessen Holdings, Inc., Series BX
(d)(g)
. 188,594 69,780
Loadsmart, Inc., Series C , (Acquired
10/05/20, cost $2,878,751)
(d)(g)(j)
.. 336,696 1,976,405
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(d)(g)(j)
... 29,827 273,514
MNTN, Inc., Series D, (Acquired
11/05/21, cost $1,673,918)
(g)(j)
... 72,889 1,352,091
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(d)(g)(j)
.. 2,397 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $2,167,122)
(d)(g)(j)
.. 242,823 366,663
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(d)(g)(j)
.. 51,690 2,121,874
RapidSOS, Inc., Series C-1
(d)(g)
..... 1,308,937 1,518,367
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,751)
(d)(g)(j)
............ 58,878 1,310,036
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21 , cost
$1,780,353)
(d)(g)(j)
............ 18,737 567,731
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(d)(g)(j)
... 55,904 427,107
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(d)(g)(j)
............ 360,289 1,596,080
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,529)
(d)(g)(j)
.............. 44,138 203,035
Verge Genomics
(d)(g)
............ 422,744 80,321
Veritas Newco
(d)(g)
.............. 9,276 211,025
Veritas Newco, Series G-1
(d)(g)
..... 6,403 145,675
Wells Fargo & Co., Series L, 7.50%
(i)(p)
(q)
...................... 1,367 1,687,274
Security
Shares
Shares Value
United States (continued)
x.AI, Inc., Series C
(d)(g)
........... 292,512 $ 10,694,239
93,671,830
Total Preferred Stocks — 3.1%
(Cost: $100,211,749) ............................. 124,478,565
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.94%, 10/30/40
(b)
110,488 3,333,423
Total Trust Preferreds — 0.1%
(Cost: $3,055,235) .............................. 3,333,423
Total Preferred Securities — 3.2%
(Cost: $103,266,984) ............................. 127,811,988
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)
(g)
...................... 61,636 32,667
Total Rights — 0.0%
(Cost: $32,667) ................................ 32,667
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.76%, 01/25/42
(a)(b)
USD 482 493,024
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.46% ,  12/25/29 ........ 2,176 103,580
Series KW09, Class X1,
0.92% ,  05/25/29 ........ 14,131 288,861
392,441
Mortgage-Backed Securities — 0.8%
Uniform Mortgage-Backed Securities,
3.50%, 10/25/55
(t)
........... 32,071 29,297,538
Total U.S. Government Sponsored Agency Securities
—
0.8%
(Cost: $30,363,077) .............................. 30,183,003
U.S. Treasury Obligations
U.S. Treasury Notes
4.00%, 12/15/25
(u)
........... 32,462 32,462,951
4.13%, 02/28/27
(u)
........... 2,161 2,173,815
Total U.S. Treasury Obligations — 0.9%
(Cost: $34,592,337) .............................. 34,636,766

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 21,152 $ 846
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(g)(j)
........ 24,748 247
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(g)
(j)
....................... 197,161 111,368
United States — 0.1%
(g)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 42,220 —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 24,011
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 29,296 179,292
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 38,021 7,228
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(d)(j)
.......... 441 919,586
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 203
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 1,614,658 113,510
Latch, Inc. ( Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 28,921 3
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 2,504
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 30,984 6,213
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 11,950
Security
Shares
Shares Value
United States (continued)
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 725,761 $ 834,625
Sonder Corp. (Issued/Exercisable
04/11/25, 1 Share for 1 Warrant,
Expires 04/11/30, Strike Price USD
1.00)
(d)
................... 136,707 75,189
Sonder Corp. (Issued/Exercisable
12/30/24, 1 Share for 1 Warrant,
Expires 12/30/29, Strike Price USD
0.01)
(d)
................... 13,704 17,678
Volato Group, Inc., (Acquired 12/03/23,
cost $51,838) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 51,838 518
2,192,510
Total Warrants — 0.1%
(Cost: $613,945) ................................ 2,304,971
Total Long-Term Investments — 96.3%
(Cost: $3,497,465,203) ........................... 3,830,338,305
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.0%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 17.38%, 01/01/26
(v)
....... BRL 4 795,501
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(v)
27.51%, 11/18/25 ........... EGP 9,350 187,850
27.96%, 11/25/25 ........... 4,200 84,386
27.27%, 12/16/25 ........... 30,825 609,671
Total Foreign Government Obligations — 0.0%
(Cost: $1,558,449) .............................. 1,677,408
Shares
Shares
Money Market Funds — 3.8%
(f)(w)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 4.26%
(x)
..... 57,858,164 57,887,092
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.01% ...... 91,725,856 91,725,856
Total Money Market Funds — 3.8%
(Cost: $ 149,616,101) ............................. 149,612,948
Total Short-Term Securities — 3.8%
(Cost: $151,174,550) ............................. 151,290,356

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Total Options Purchased — 0.5%
(Cost: $16,898,250 ) .............................. $ 18,806,164
Total Investments Before Options Written — 100.6%
(Cost: $3,665,538,003) ........................... 4,000,434,825
Total Options Written — (0.4)%
(Premiums Received — $(13,398,540)) ................ (15,408,988)
Total Investments Net of Options Written — 100.2%
(Cost: $3,652,139,463) ........................... 3,985,025,837
Liabilities in Excess of Other Assets — (0.2)% ............ (6,554,739)
Net Assets — 100.0% .............................. $ 3,978,471,098
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Affiliate of the Fund.
(g)
Non-income producing security.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of this security is on loan.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $132,232,773, representing 3.32% of its net assets as of period end, and an original cost of $106,984,031.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
Perpetual security with no stated maturity date.
(r)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Represents or includes a TBA transaction.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Par/Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 60,045,903 $ — $ (2,156,975)
(a)
$ 1,318 $ (3,154) $ 57,887,092 57,858,164 $ 262,580
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 119,514,327 — (27,788,471)
(a)
— — 91,725,856 91,725,856 4,950,208 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 4,552,653 — (4,622,345) 158,166 (88,474) — — 64,077 —
iShares Biotechnology ETF
(c)
. 4,230,720 — (4,248,940) (329,760) 347,980 — — 3,877 —
iShares Broad USD High Yield
Corporate Bond ETF .... 4,802,971 — — — 129,246 4,932,217 130,551 219,918 —
iShares China Large-Cap ETF — 22,861,732 (13,541,212) 617,437 844,302 10,782,259 262,087 62,571 —
iShares Core S&P Small-Cap
ETF ................ 2,276,632 — — — 71,330 2,347,962 19,759 22,838 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 5,297,550 13,552,914 (19,022,225) 10,815 160,946 — — 24,257 —
iShares Latin America 40 ETF
(c)
1,091,188 — (1,261,417) (43,312) 213,541 — — — —
iShares MSCI Brazil ETF ... 1,331,039 — — — 502,022 1,833,061 59,131 30,464 —
iShares MSCI Emerging
Markets ETF
(c)
......... 531,532 — (568,910) 1,587 35,791 — — — —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 764,810 — (725,926) 150,571 (189,455) — — 597 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 2 — — — (1) 1 14,448,961 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 2,058,470 — — — (403,621) 1,654,849 16,144,865 — —
Quintis HoldCo Pty. Ltd. .... 47 — — — 3 50 7,642,509 — —
$ 566,822 $ 1,620,456 $ 171,163,347 $ 5,641,387 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 209 10/28/25 $ 10,351 $ (22,571)
CBOE Volatility Index ....................................................... 1 11/19/25 19 (2,164)
Euro-Bobl ............................................................... 732 12/08/25 101,246 23,903
Euro-BTP ............................................................... 157 12/08/25 22,090 243,667
Euro-Bund .............................................................. 517 12/08/25 78,040 394,018
Euro-OAT ............................................................... 169 12/08/25 24,078 259,925
Euro-Schatz ............................................................. 121 12/08/25 15,198 (15,687)
KOSPI 200 Index .......................................................... 191 12/11/25 16,195 1,175,924
OSE Nikkei 225 Index ....................................................... 231 12/11/25 70,162 2,349,260
Australia 10-Year Bond ...................................................... 586 12/15/25 43,953 (35,722)
Japan 10-Year Bond ........................................................ 35 12/15/25 32,137 (314,987)
CBOE Volatility Index ....................................................... 2 12/17/25 40 (2,996)
EURO STOXX 50 Index ..................................................... 36 12/19/25 2,342 59,866
EURO STOXX Bank Index .................................................... 847 12/19/25 11,560 189,434
Russell 2000 E-Mini Index .................................................... 188 12/19/25 23,082 (107,427)
S&P 500 E-Mini Index ....................................................... 3 12/19/25 1,011 4,757
U.S. Treasury Long Bond ..................................................... 246 12/19/25 28,674 668,604
U.S. Treasury Ultra Bond ..................................................... 1,620 12/19/25 194,552 4,617,214
Long Gilt ................................................................ 181 12/29/25 22,113 89,144
U.S. Treasury 5-Year Note .................................................... 1,200 12/31/25 131,006 (368,218)
3-mo. SOFR ............................................................. 93 03/17/26 22,393 1,035
CBOE Volatility Index ....................................................... 1 04/15/26 21 (963)
CBOE Volatility Index ....................................................... 4 05/19/26 86 (709)
9,205,307
Short Contracts
CBOE Volatility Index ....................................................... 6 10/22/25 106 7,164
Euro-Buxl ............................................................... 21 12/08/25 2,823 (80,527)
S&P/TSX 60 Index ......................................................... 4 12/18/25 1,019 (18,736)
FTSE 100 Index ........................................................... 49 12/19/25 6,227 (124,510)
Nasdaq-100 E-Mini Index ..................................................... 384 12/19/25 191,245 (2,373,222)
U.S. Treasury 10-Year Note ................................................... 1,926 12/19/25 216,645 (1,103,195)
U.S. Treasury 10-Year Ultra Note ............................................... 3,397 12/19/25 390,920 (5,215,165)
U.S. Treasury 2-Year Note .................................................... 1,224 12/31/25 255,041 (100,886)
CBOE Volatility Index ....................................................... 1 01/21/26 21 1,579
CBOE Volatility Index ....................................................... 1 03/18/26 21 1,075
(9,006,423)
$ 198,884
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 26,046,221 USD 4,775,623 Barclays Bank plc 10/02/25 $ 118,213
BRL 3,620,768 USD 679,000 Goldman Sachs International 10/02/25 1,308
BRL 3,442,327 USD 632,133 JPMorgan Chase Bank NA 10/02/25 14,647
EGP 11,296,548 USD 235,002 Citibank NA 10/02/25 1,081
USD 4,272,623 BRL 22,721,809 JPMorgan Chase Bank NA 10/02/25 3,412
USD 3,135,908 EUR 2,665,257 Deutsche Bank AG 10/16/25 3,976
TRY 1,489,183 USD 34,634 Deutsche Bank AG 10/24/25 514
TRY 137,372,916 USD 3,140,383 Societe Generale SA 10/24/25 101,877
EUR 436,000 USD 510,116 Goldman Sachs International 10/30/25 2,699
MXN 91,886,578 USD 4,989,496 JPMorgan Chase Bank NA 10/30/25 12,124
PEN 3,553,968 USD 1,016,000 Citibank NA 10/30/25 6,823
USD 544,000 CAD 751,893 State Street Bank and Trust Co. 10/30/25 2,933
USD 267,000 CHF 210,458 Credit Agricole Corporate & Investment Bank SA 10/30/25 1,668

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 513,212 EUR 436,000 Citibank NA 10/30/25 $ 397
NGN 446,665,944 USD 284,372 Morgan Stanley & Co. International plc 11/04/25 15,162
USD 4,659,755 BRL 24,975,123 JPMorgan Chase Bank NA 11/04/25 6,766
EGP 26,664,199 USD 492,141 Citibank NA 11/20/25 51,718
PEN 847,052 USD 241,918 JPMorgan Chase Bank NA 11/25/25 1,697
USD 5,033,721 COP 19,623,204,538 Citibank NA 11/25/25 64,498
USD 4,090,241 CZK 83,920,499 Natwest Markets plc 11/25/25 38,161
USD 378,583 EUR 318,616 State Street Bank and Trust Co. 11/25/25 3,306
USD 905,981 HUF 299,759,461 Natwest Markets plc 11/25/25 6,703
USD 5,291,094 IDR 87,218,398,649 Bank of America NA 11/25/25 70,811
USD 2,508,709 MYR 10,467,087 Morgan Stanley & Co. International plc 11/25/25 18,383
USD 2,215,920 PHP 126,158,991 Citibank NA 11/25/25 56,835
USD 375,143 PLN 1,364,014 Goldman Sachs International 11/25/25 163
USD 9,251,489 PLN 33,300,264 UBS AG 11/25/25 96,941
USD 3,877,110 THB 122,551,567 Morgan Stanley & Co. International plc 11/25/25 78,678
ZAR 73,316,555 USD 4,210,477 Goldman Sachs International 11/25/25 18,388
ZAR 16,728,875 USD 961,597 UBS AG 11/25/25 3,317
NGN 453,743,963 USD 284,372 Citibank NA 12/05/25 17,885
USD 109,018 ARS 163,527,000 Citibank NA 12/11/25 7,463
USD 98,982 ARS 148,473,000 Goldman Sachs International 12/11/25 6,776
BRL 91,701,707 EUR 14,093,861 HSBC Bank plc 12/17/25 297,716
BRL 4,414,353 USD 798,241 Barclays Bank plc 12/17/25 16,190
CHF 84,024,874 USD 106,328,298 UBS AG 12/17/25 203,396
CNY 43,012,423 USD 6,056,403 Bank of America NA 12/17/25 10,580
CNY 7,025,235 USD 990,000 JPMorgan Chase Bank NA 12/17/25 923
DKK 127,406,519 USD 20,094,631 Morgan Stanley & Co. International plc 12/17/25 49,093
EUR 20,276,509 CHF 18,846,618 Barclays Bank plc 12/17/25 17,236
EUR 2,571,727 USD 3,010,722 Morgan Stanley & Co. International plc 12/17/25 22,116
EUR 58,922,817 USD 69,323,137 UBS AG 12/17/25 164,549
GBP 3,508,459 USD 4,684,022 Morgan Stanley & Co. International plc 12/17/25 34,954
GBP 3,941,937 USD 5,301,941 Societe Generale SA 12/17/25 75
HUF 1,668,498,599 USD 4,933,528 Goldman Sachs International 12/17/25 65,456
MXN 310,378,029 EUR 14,042,379 Morgan Stanley & Co. International plc 12/17/25 248,552
PLN 28,615,906 USD 7,837,584 Goldman Sachs International 12/17/25 25,298
TRY 179,547,001 USD 3,995,261 UBS AG 12/17/25 59,720
USD 7,973,944 CAD 11,006,196 Toronto Dominion Bank 12/17/25 36,649
USD 6,782,432 CHF 5,332,500 Morgan Stanley & Co. International plc 12/17/25 21,574
USD 7,164,064 CNY 50,650,800 Societe Generale SA 12/17/25 19,673
USD 3,514,569 EUR 2,978,826 Deutsche Bank AG 12/17/25 1,639
USD 8,899,022 EUR 7,509,416 JPMorgan Chase Bank NA 12/17/25 43,166
USD 48,044,880 EUR 40,664,000 Morgan Stanley & Co. International plc 12/17/25 89,819
USD 3,537,826 EUR 2,994,710 State Street Bank and Trust Co. 12/17/25 6,164
USD 71,802,869 GBP 53,059,593 Credit Agricole Corporate & Investment Bank SA 12/17/25 436,227
USD 7,122,334 GBP 5,254,600 Morgan Stanley & Co. International plc 12/17/25 54,750
USD 40,896,026 HKD 317,700,246 Credit Agricole Corporate & Investment Bank SA 12/17/25 4,794
USD 2,833 IDR 46,738,348 Royal Bank of Canada 12/17/25 38
USD 738,176 INR 65,346,269 Societe Generale SA 12/17/25 6,097
USD 26,223,554 JPY 3,820,460,800 Societe Generale SA 12/17/25 182,678
USD 19,032,778 NOK 188,909,814 Morgan Stanley & Co. International plc 12/17/25 99,008
ZAR 197,301,723 EUR 9,522,933 State Street Bank and Trust Co. 12/17/25 130,988
ZAR 84,894,527 USD 4,819,981 State Street Bank and Trust Co. 12/17/25 68,569
USD 224,500 ARS 350,220,000 Citibank NA 01/26/26 16,520
3,269,530
BRL 24,975,123 USD 4,696,337 JPMorgan Chase Bank NA 10/02/25 (3,750)
USD 5,721,077 BRL 31,120,680 Barclays Bank plc 10/02/25 (126,202)
USD 677,000 BRL 3,620,257 HSBC Bank plc 10/02/25 (3,212)
USD 220,206 EGP 11,296,548 Citibank NA 10/02/25 (15,877)
EUR 358,370 USD 421,516 Morgan Stanley & Co. International plc 10/16/25 (397)
USD 1,091,600 TRY 48,870,262 Barclays Bank plc 10/24/25 (61,831)
CLP 323,680,000 USD 340,000 Citibank NA 10/30/25 (3,285)
CNY 38,943,318 USD 5,489,161 Deutsche Bank AG 10/30/25 (14,367)
COP 9,492,738,487 USD 2,448,633 Citibank NA 10/30/25 (36,566)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CZK 76,377,325 USD 3,724,338 State Street Bank and Trust Co. 10/30/25 $ (38,182)
EUR 262,517 USD 310,744 JPMorgan Chase Bank NA 10/30/25 (1,977)
HUF 734,606,769 USD 2,220,419 UBS AG 10/30/25 (12,996)
IDR 101,283,727,294 USD 6,092,804 Citibank NA 10/30/25 (25,504)
INR 595,432,404 USD 6,728,316 Citibank NA 10/30/25 (37,589)
JPY 132,046,185 USD 898,000 Canadian Imperial Bank of Commerce 10/30/25 (2,209)
KRW 704,724,930 USD 507,000 HSBC Bank plc 10/30/25 (4,514)
MYR 26,255,651 USD 6,262,528 Credit Agricole Corporate & Investment Bank SA 10/30/25 (22,107)
PLN 12,890,648 USD 3,572,519 State Street Bank and Trust Co. 10/30/25 (27,353)
RON 3,756,422 USD 872,227 Citibank NA 10/30/25 (6,096)
THB 182,980,732 USD 5,751,940 Morgan Stanley & Co. International plc 10/30/25 (91,703)
USD 512,000 JPY 75,715,942 Barclays Bank plc 10/30/25 (1,651)
USD 590,000 PEN 2,072,847 Goldman Sachs International 10/30/25 (6,560)
USD 508,000 PEN 1,783,080 Societe Generale SA 10/30/25 (5,166)
ZAR 63,372,259 USD 3,663,354 BNP Paribas SA 10/30/25 (1,390)
BRL 22,900,191 USD 4,272,623 JPMorgan Chase Bank NA 11/04/25 (6,204)
BRL 3,592,870 USD 671,000 Morgan Stanley & Co. International plc 11/04/25 (1,631)
USD 9,237,486 MXN 170,194,210 HSBC Bank plc 11/25/25 (1,168)
USD 757,014 MXN 13,960,605 Standard Chartered Bank 11/25/25 (810)
USD 240,523 PEN 840,435 Citibank NA 11/25/25 (1,189)
USD 1,034,949 PEN 3,607,314 JPMorgan Chase Bank NA 11/25/25 (2,527)
USD 326,326 UYU 13,124,525 Citibank NA 11/25/25 (2,898)
USD 14,658,211 ZAR 256,002,722 Deutsche Bank AG 11/25/25 (107,909)
ARS 615,264,000 USD 416,000 Goldman Sachs International 12/11/25 (33,905)
AUD 89,324,684 USD 59,175,147 JPMorgan Chase Bank NA 12/17/25 (14,998)
CAD 95,568,088 USD 69,238,763 Natwest Markets plc 12/17/25 (318,305)
CAD 10,851,011 USD 7,843,494 Royal Bank of Canada 12/17/25 (18,113)
CHF 2,067,865 USD 2,628,384 Canadian Imperial Bank of Commerce 12/17/25 (6,621)
CNY 482,199,871 USD 68,175,646 HSBC Bank plc 12/17/25 (160,446)
EUR 4,115,045 USD 4,856,246 Bank of New York Mellon 12/17/25 (3,373)
EUR 595,000 USD 707,195 JPMorgan Chase Bank NA 12/17/25 (5,511)
EUR 2,553,776 USD 3,012,522 Morgan Stanley & Co. International plc 12/17/25 (854)
EUR 22,506,135 USD 26,544,389 Natwest Markets plc 12/17/25 (2,900)
EUR 15,782,522 USD 18,708,490 UBS AG 12/17/25 (96,160)
GBP 7,380,856 EUR 8,488,952 Canadian Imperial Bank of Commerce 12/17/25 (83,564)
GBP 17,896,596 USD 24,223,716 Bank of New York Mellon 12/17/25 (152,291)
GBP 10,816,631 USD 14,636,961 Canadian Imperial Bank of Commerce 12/17/25 (88,289)
HKD 82,442,827 USD 10,612,213 HSBC Bank plc 12/17/25 (988)
JPY 4,639,695,183 EUR 27,022,198 Deutsche Bank AG 12/17/25 (242,372)
JPY 1,999,979,637 USD 13,707,493 Commonwealth Bank of Australia 12/17/25 (75,309)
JPY 33,138,791,903 USD 227,040,229 JPMorgan Chase Bank NA 12/17/25 (1,160,889)
KRW 27,641,010,030 USD 19,990,750 Citibank NA 12/17/25 (234,725)
NOK 229,230,556 CHF 18,246,902 Goldman Sachs International 12/17/25 (159,523)
NZD 3,796,841 USD 2,264,237 Commonwealth Bank of Australia 12/17/25 (56,326)
SEK 150,812,332 USD 16,202,493 Royal Bank of Canada 12/17/25 (105,384)
SGD 11,263,938 USD 8,847,889 Bank of America NA 12/17/25 (65,257)
TWD 616,817,260 USD 20,612,106 Barclays Bank plc 12/17/25 (245,050)
USD 1,323,014 BRL 7,316,400 Barclays Bank plc 12/17/25 (26,833)
USD 92,807,018 EUR 78,884,374 Deutsche Bank AG 12/17/25 (221,335)
USD 3,066,974 MXN 57,617,822 Toronto Dominion Bank 12/17/25 (53,358)
USD 522,000 TRY 23,328,963 Barclays Bank plc 12/26/25 (762)
USD 225,076 EGP 11,296,548 Citibank NA 01/05/26 (641)
ARS 395,412,292 USD 268,258 Citibank NA 01/26/26 (33,440)
ARS 269,124,838 USD 180,742 JPMorgan Chase Bank NA 01/26/26 (20,920)
(4,363,262)
$ (1,093,732)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ Up and Out
Morgan Stanley & Co.
International plc 10/16/25 USD 1.19 USD 1.21 EUR 4,565 $ 3,574
USD Currency ................ Up and Out Royal Bank of Canada 11/28/25 CAD 1.40 CAD 1.42 USD 5,924 12,855
USD Currency ................ One-Touch Bank of America NA 12/03/25 THB 33.50 THB 33.50 USD 90 10,067
26,496
Put
USD Currency ................ One-Touch Barclays Bank plc 11/03/25 INR 86.00 INR 86.00 USD 103 490
USD Currency ................ Down and Out Bank of America NA 11/10/25 INR 87.00 INR 85.05 USD 1,245 220
EUR Currency ................ One-Touch Barclays Bank plc 12/22/25 CZK 24.00 CZK 24.00 EUR 73 11,246
11,956
$ 38,452
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 1,547 10/03/25 USD 672.00 USD 103,058 $ 65,748
SPDR S&P 500 ETF Trust ...................... 3,064 10/03/25 USD 670.00 USD 204,118 255,844
SPDR S&P 500 ETF Trust ...................... 567 10/10/25 USD 667.00 USD 37,772 253,733
Alphabet, Inc. .............................. 368 10/17/25 USD 240.00 USD 8,963 321,080
Alphabet, Inc. .............................. 482 10/17/25 USD 225.00 USD 11,739 977,255
Apple, Inc. ................................ 166 10/17/25 USD 245.00 USD 4,227 194,635
Apple, Inc. ................................ 510 10/17/25 USD 240.00 USD 12,986 818,550
ASML Holding NV ........................... 51 10/17/25 USD 840.00 USD 4,937 692,580
Broadcom, Inc. ............................. 38 10/17/25 USD 390.00 USD 1,254 2,584
Freeport-McMoRan, Inc. ....................... 521 10/17/25 USD 48.00 USD 2,043 2,866
iShares China Large-Cap ETF ................... 8,993 10/17/25 USD 42.00 USD 36,997 454,146
Meta Platforms, Inc. .......................... 51 10/17/25 USD 820.00 USD 3,745 5,636
Microsoft Corp. ............................. 89 10/17/25 USD 560.00 USD 4,610 2,581
Paramount Skydance Corp. ..................... 263 10/17/25 USD 22.00 USD 498 5,786
Sabre Corp. ............................... 189 10/17/25 USD 4.00 USD 35 1,890
Sabre Corp. ............................... 236 10/17/25 USD 2.50 USD 43 1,770
SPDR S&P Regional Banking ETF ................ 1,388 10/17/25 USD 67.00 USD 8,786 51,356
Tesla, Inc. ................................. 102 10/17/25 USD 360.00 USD 4,536 888,420
Warner Bros Discovery, Inc. .................... 153 10/17/25 USD 22.00 USD 299 4,284
Warner Bros Discovery, Inc. .................... 189 10/17/25 USD 17.00 USD 369 54,621
Wells Fargo & Co. ........................... 556 10/17/25 USD 85.00 USD 4,660 110,922
CBOE Volatility Index ......................... 197 10/22/25 USD 40.00 USD 321 3,743
Alphabet, Inc. .............................. 134 11/21/25 USD 250.00 USD 3,264 145,055
Alphabet, Inc. .............................. 318 11/21/25 USD 240.00 USD 7,745 502,440
Amazon.com, Inc. ........................... 329 11/21/25 USD 240.00 USD 7,224 154,630
Apple, Inc. ................................ 219 11/21/25 USD 250.00 USD 5,576 284,153
Apple, Inc. ................................ 256 11/21/25 USD 235.00 USD 6,519 611,200
Citigroup, Inc. .............................. 626 11/21/25 USD 105.00 USD 6,354 201,885
DR Horton, Inc. ............................. 168 11/21/25 USD 185.00 USD 2,847 68,880
DR Horton, Inc. ............................. 169 11/21/25 USD 175.00 USD 2,864 125,905
EURO STOXX Bank Index ..................... 996 11/21/25 EUR 240.00 EUR 11,627 289,415
Informatica, Inc. ............................ 73 11/21/25 USD 35.00 USD 181 2,920
Intuit, Inc. ................................. 75 11/21/25 USD 700.00 USD 5,122 187,125
McDonald's Corp. ........................... 140 11/21/25 USD 330.00 USD 4,254 23,800
Meta Platforms, Inc. .......................... 50 11/21/25 USD 830.00 USD 3,672 60,750
MongoDB, Inc. ............................. 152 11/21/25 USD 360.00 USD 4,718 86,640
NVIDIA Corp. .............................. 107 11/21/25 USD 185.00 USD 1,996 143,380
SPDR Gold Shares
(a)
......................... 4,076 11/21/25 USD 360.00 USD 144,890 3,372,890
Walt Disney Co. (The) ........................ 310 11/21/25 USD 120.00 USD 3,550 100,750
Booking Holdings, Inc. ........................ 12 12/19/25 USD 5,900.00 USD 6,479 137,340
Broadcom, Inc. ............................. 198 12/19/25 USD 350.00 USD 6,532 422,235
Delta Air Lines, Inc. .......................... 1,445 12/19/25 USD 62.50 USD 8,200 366,308

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
NVIDIA Corp. .............................. 470 12/19/25 USD 185.00 USD 8,769 $ 750,825
SPDR Gold Shares
(a)
......................... 1,761 12/19/25 USD 345.00 USD 62,598 3,310,680
Uber Technologies, Inc. ....................... 480 12/19/25 USD 100.00 USD 4,703 316,800
United Airlines Holdings, Inc. .................... 583 12/19/25 USD 105.00 USD 5,626 332,310
Valero Energy Corp. .......................... 364 12/19/25 USD 170.00 USD 6,197 392,210
17,560,556
Put
SPDR S&P 500 ETF Trust ...................... 851 10/10/25 USD 655.00 USD 56,692 184,667
WTI Crude Oil
(a)
............................. 88 10/16/25 USD 62.00 USD 88 93,280
American Airlines Group, Inc. .................... 236 10/17/25 USD 11.00 USD 265 8,496
EURO STOXX Bank Index ..................... 95 10/17/25 EUR 180.00 EUR 1,109 697
EURO STOXX Bank Index ..................... 219 10/17/25 EUR 210.00 EUR 2,557 5,785
iShares iBoxx $ High Yield Corporate Bond ETF ....... 383 10/17/25 USD 80.00 USD 3,110 4,788
iShares iBoxx $ High Yield Corporate Bond ETF ....... 615 10/17/25 USD 79.00 USD 4,993 5,535
iShares Russell 2000 ETF ...................... 100 10/17/25 USD 235.00 USD 2,420 18,700
iShares Russell 2000 ETF ...................... 108 10/17/25 USD 230.00 USD 2,613 10,422
Rheinmetall AG ............................. 31 10/17/25 EUR 1,600.00 EUR 6,152 6,733
SPDR S&P 500 ETF Trust ...................... 44 10/17/25 USD 642.00 USD 2,931 8,690
SPDR S&P 500 ETF Trust ...................... 44 10/17/25 USD 645.00 USD 2,931 9,988
Alphabet, Inc. .............................. 134 11/21/25 USD 245.00 USD 3,264 174,535
532,316
$ 18,092,872
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... Goldman Sachs International 10/02/25 USD 1.17 EUR 1,252 $ 6,156
EUR Currency ........................... Bank of America NA 10/08/25 USD 1.20 EUR 32,475 13,044
USD Currency ........................... Morgan Stanley & Co. International plc 10/16/25 MXN 19.00 USD 1,042 756
EUR Currency ........................... BNP Paribas SA 10/29/25 USD 1.17 EUR 1,566 18,891
EUR Currency ........................... JPMorgan Chase Bank NA 10/29/25 USD 1.19 EUR 1,174 4,561
USD Currency ........................... Barclays Bank plc 10/29/25 MXN 19.20 USD 1,349 1,758
45,166
Put
EUR Currency ........................... JPMorgan Chase Bank NA 10/01/25 USD 1.18 EUR 39,950 85,809
EUR Currency ........................... BNP Paribas SA 10/07/25 USD 1.17 EUR 1,545 1,761
USD Currency ........................... Deutsche Bank AG 10/08/25 JPY 142.00 USD 37,472 2,617
EUR Currency ...........................
Credit Agricole Corporate &
Investment Bank SA 10/10/25 USD 1.18 EUR 865 4,417
USD Currency ........................... Morgan Stanley & Co. International plc 10/16/25 SGD 1.27 USD 1,354 525
USD Currency ........................... Standard Chartered Bank 10/16/25 TWD 29.70 USD 993 649
GBP Currency ........................... Citibank NA 12/04/25 JPY 196.00 GBP 3,842 57,167
152,945
$ 198,111

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly Royal Bank of Canada 10/15/25 USD 105.50 USD 6,140 $ 1,527
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly Bank of America NA 10/15/25 USD 107.00 USD 3,935 3,655
$ 5,182
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.80% Annual
JPMorgan Chase
Bank NA 10/30/25 3 .80 % USD 19,990 $ 137,080
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 11/26/25 3 .65 USD 29,840 168,811
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.80% Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .80 USD 8,711 165,656
$ 471,547
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alphabet, Inc. ............................... 52 10/17/25 USD 260.00 USD 1,266 $ (8,138)
Apollo Global Management, Inc. ................... 13 10/17/25 USD 145.00 USD 173 (1,072)
Apple, Inc. ................................. 54 10/17/25 USD 255.00 USD 1,375 (26,460)
Autodesk, Inc. ............................... 17 10/17/25 USD 330.00 USD 540 (4,335)
Bank of America Corp. ......................... 106 10/17/25 USD 55.00 USD 547 (2,915)
Bank of America Corp. ......................... 325 10/17/25 USD 52.50 USD 1,677 (31,687)
Broadcom, Inc. .............................. 76 10/17/25 USD 410.00 USD 2,507 (2,356)
Cameco Corp. ............................... 28 10/17/25 USD 90.00 USD 235 (4,215)
Capital One Financial Corp. ...................... 20 10/17/25 USD 240.00 USD 425 (750)
Citigroup, Inc. ............................... 199 10/17/25 USD 110.00 USD 2,020 (11,344)
EchoStar Corp. .............................. 107 10/17/25 USD 80.00 USD 817 (24,877)
EQT Corp. ................................. 82 10/17/25 USD 60.00 USD 446 (1,886)
Hilton Worldwide Holdings, Inc. ................... 27 10/17/25 USD 300.00 USD 700 (2,430)
Intel Corp. ................................. 705 10/17/25 USD 35.00 USD 2,365 (94,117)
Intuit, Inc. .................................. 2 10/17/25 USD 730.00 USD 137 (455)
iShares China Large-Cap ETF .................... 8,993 10/17/25 USD 45.00 USD 36,997 (67,447)
JPMorgan Chase & Co. ........................ 80 10/17/25 USD 325.00 USD 2,523 (30,001)
JPMorgan Chase & Co. ........................ 203 10/17/25 USD 315.00 USD 6,403 (159,863)
Live Nation Entertainment, Inc. ................... 60 10/17/25 USD 185.00 USD 980 (3,300)
McKesson Corp. ............................. 14 10/17/25 USD 780.00 USD 1,082 (17,080)
Micron Technology, Inc. ........................ 13 10/17/25 USD 160.00 USD 218 (14,722)
Tesla, Inc. .................................. 63 10/17/25 USD 420.00 USD 2,802 (225,697)
TJX Cos., Inc. (The) ........................... 73 10/17/25 USD 150.00 USD 1,055 (2,737)
Trane Technologies plc ......................... 8 10/17/25 USD 450.00 USD 338 (1,081)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Warner Bros Discovery, Inc. ..................... 153 10/17/25 USD 25.00 USD 299 $ (688)
Warner Bros Discovery, Inc. ..................... 189 10/17/25 USD 20.00 USD 369 (16,065)
Wells Fargo & Co. ............................ 198 10/17/25 USD 90.00 USD 1,660 (10,098)
Williams Cos., Inc. (The) ........................ 106 10/17/25 USD 65.00 USD 672 (7,421)
Alphabet, Inc. ............................... 134 11/21/25 USD 280.00 USD 3,264 (40,870)
Apple, Inc. ................................. 256 11/21/25 USD 255.00 USD 6,519 (257,920)
Meta Platforms, Inc. ........................... 100 11/21/25 USD 900.00 USD 7,344 (42,750)
NVIDIA Corp. ............................... 107 11/21/25 USD 210.00 USD 1,996 (45,475)
NVIDIA Corp. ............................... 208 11/21/25 USD 200.00 USD 3,881 (144,560)
SPDR Gold Shares
(a)
.......................... 6,114 11/21/25 USD 380.00 USD 217,334 (1,693,578)
Alphabet, Inc. ............................... 128 12/19/25 USD 210.00 USD 3,117 (503,040)
Alphabet, Inc. ............................... 280 12/19/25 USD 220.00 USD 6,819 (867,300)
Amazon.com, Inc. ............................ 164 12/19/25 USD 260.00 USD 3,601 (45,264)
Apple, Inc. ................................. 136 12/19/25 USD 250.00 USD 3,463 (209,780)
Apple, Inc. ................................. 504 12/19/25 USD 240.00 USD 12,833 (1,117,620)
Bank of America Corp. ......................... 150 12/19/25 USD 52.50 USD 774 (32,850)
Boeing Co. (The) ............................. 34 12/19/25 USD 260.00 USD 734 (10,217)
Boeing Co. (The) ............................. 34 12/19/25 USD 265.00 USD 734 (8,755)
Broadcom, Inc. .............................. 37 12/19/25 USD 370.00 USD 1,221 (54,667)
Broadcom, Inc. .............................. 151 12/19/25 USD 380.00 USD 4,982 (184,597)
Broadcom, Inc. .............................. 235 12/19/25 USD 410.00 USD 7,753 (160,975)
Cameco Corp. ............................... 49 12/19/25 USD 100.00 USD 411 (13,940)
Capital One Financial Corp. ...................... 78 12/19/25 USD 250.00 USD 1,658 (19,890)
Citigroup, Inc. ............................... 128 12/19/25 USD 100.00 USD 1,299 (86,400)
CRH plc ................................... 86 12/19/25 USD 110.00 USD 1,031 (118,680)
Delta Air Lines, Inc. ........................... 16 12/19/25 USD 70.00 USD 91 (1,648)
Delta Air Lines, Inc. ........................... 2,890 12/19/25 USD 72.50 USD 16,401 (231,200)
JPMorgan Chase & Co. ........................ 44 12/19/25 USD 325.00 USD 1,388 (46,970)
Mastercard, Inc. ............................. 40 12/19/25 USD 650.00 USD 2,275 (13,340)
Meta Platforms, Inc. ........................... 28 12/19/25 USD 860.00 USD 2,056 (33,390)
Micron Technology, Inc. ........................ 37 12/19/25 USD 150.00 USD 619 (99,067)
Microsoft Corp. .............................. 271 12/19/25 USD 580.00 USD 14,036 (136,177)
NVIDIA Corp. ............................... 470 12/19/25 USD 210.00 USD 8,769 (293,750)
NVIDIA Corp. ............................... 636 12/19/25 USD 220.00 USD 11,866 (260,760)
Oracle Corp. ................................ 31 12/19/25 USD 280.00 USD 872 (91,140)
Oracle Corp. ................................ 531 12/19/25 USD 330.00 USD 14,934 (663,751)
Palantir Technologies, Inc. ....................... 4 12/19/25 USD 200.00 USD 73 (5,550)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 60 12/19/25 USD 270.00 USD 1,676 (152,850)
Tesla, Inc. .................................. 7 12/19/25 USD 500.00 USD 311 (21,770)
Tesla, Inc. .................................. 14 12/19/25 USD 460.00 USD 623 (62,055)
Uber Technologies, Inc. ........................ 960 12/19/25 USD 110.00 USD 9,405 (307,200)
United Airlines Holdings, Inc. ..................... 20 12/19/25 USD 115.00 USD 193 (6,090)
United Airlines Holdings, Inc. ..................... 1,166 12/19/25 USD 125.00 USD 11,252 (177,815)
Alphabet, Inc. ............................... 143 01/16/26 USD 250.00 USD 3,483 (223,437)
Amazon.com, Inc. ............................ 156 01/16/26 USD 270.00 USD 3,425 (41,496)
Apollo Global Management, Inc. ................... 34 01/16/26 USD 170.00 USD 453 (4,250)
Apple, Inc. ................................. 129 01/16/26 USD 270.00 USD 3,285 (102,232)
Autodesk, Inc. ............................... 17 01/16/26 USD 350.00 USD 540 (13,430)
Bank of America Corp. ......................... 325 01/16/26 USD 60.00 USD 1,677 (17,062)
Boeing Co. (The) ............................. 48 01/16/26 USD 270.00 USD 1,036 (14,448)
Broadcom, Inc. .............................. 69 01/16/26 USD 380.00 USD 2,276 (105,915)
Cameco Corp. ............................... 78 01/16/26 USD 95.00 USD 654 (39,585)
Capital One Financial Corp. ...................... 61 01/16/26 USD 260.00 USD 1,297 (13,877)
CRH plc ................................... 65 01/16/26 USD 135.00 USD 779 (19,012)
DR Horton, Inc. .............................. 19 01/16/26 USD 210.00 USD 322 (4,655)
Eli Lilly & Co. ............................... 23 01/16/26 USD 900.00 USD 1,755 (41,572)
EQT Corp. ................................. 82 01/16/26 USD 65.00 USD 446 (10,496)
Intuitive Surgical, Inc. .......................... 11 01/16/26 USD 575.00 USD 492 (5,390)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,594 01/16/26 USD 82.00 USD 12,942 (28,692)
JPMorgan Chase & Co. ........................ 60 01/16/26 USD 350.00 USD 1,893 (31,500)
Live Nation Entertainment, Inc. ................... 46 01/16/26 USD 195.00 USD 752 (9,085)
McKesson Corp. ............................. 14 01/16/26 USD 840.00 USD 1,082 (24,990)
Meta Platforms, Inc. ........................... 34 01/16/26 USD 920.00 USD 2,497 (28,390)
Micron Technology, Inc. ........................ 45 01/16/26 USD 155.00 USD 753 (115,087)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Microsoft Corp. .............................. 89 01/16/26 USD 605.00 USD 4,610 $ (34,043)
Netflix, Inc. ................................. 4 01/16/26 USD 1,500.00 USD 480 (5,580)
NVIDIA Corp. ............................... 268 01/16/26 USD 230.00 USD 5,000 (106,530)
Salesforce, Inc. .............................. 33 01/16/26 USD 310.00 USD 782 (9,190)
Tesla, Inc. .................................. 25 01/16/26 USD 480.00 USD 1,112 (111,562)
Valero Energy Corp. ........................... 24 01/16/26 USD 170.00 USD 409 (30,240)
Walt Disney Co. (The) ......................... 51 01/16/26 USD 140.00 USD 584 (4,080)
(10,232,714)
Put
SPDR S&P 500 ETF Trust ....................... 1,276 10/10/25 USD 645.00 USD 85,005 (142,912)
WTI Crude Oil
(a)
.............................. 88 10/16/25 USD 56.00 USD 88 (11,440)
Boeing Co. (The) ............................. 48 10/17/25 USD 200.00 USD 1,036 (5,784)
Circle Internet Group, Inc. ....................... 166 10/17/25 USD 110.00 USD 2,201 (24,817)
Costco Wholesale Corp. ........................ 14 10/17/25 USD 850.00 USD 1,296 (1,141)
Freeport-McMoRan, Inc. ........................ 521 10/17/25 USD 40.00 USD 2,043 (106,544)
Hilton Worldwide Holdings, Inc. ................... 19 10/17/25 USD 230.00 USD 493 (1,140)
Intuitive Surgical, Inc. .......................... 11 10/17/25 USD 410.00 USD 492 (1,815)
iShares Russell 2000 ETF ....................... 100 10/17/25 USD 210.00 USD 2,420 (1,650)
iShares Russell 2000 ETF ....................... 108 10/17/25 USD 200.00 USD 2,613 (1,296)
Live Nation Entertainment, Inc. ................... 46 10/17/25 USD 135.00 USD 752 (5,635)
McKesson Corp. ............................. 14 10/17/25 USD 590.00 USD 1,082 (7,000)
Meta Platforms, Inc. ........................... 102 10/17/25 USD 700.00 USD 7,491 (60,945)
Rheinmetall AG .............................. 31 10/17/25 EUR 1,400.00 EUR 6,152 (38,579)
SPDR S&P 500 ETF Trust ....................... 88 10/17/25 USD 600.00 USD 5,862 (4,180)
SPDR S&P Regional Banking ETF ................. 1,388 10/17/25 USD 59.00 USD 8,786 (43,028)
Walt Disney Co. (The) ......................... 51 10/17/25 USD 105.00 USD 584 (1,275)
Alphabet, Inc. ............................... 134 11/21/25 USD 210.00 USD 3,264 (34,639)
Amazon.com, Inc. ............................ 329 11/21/25 USD 200.00 USD 7,224 (126,665)
Apple, Inc. ................................. 219 11/21/25 USD 230.00 USD 5,576 (48,289)
Citigroup, Inc. ............................... 626 11/21/25 USD 90.00 USD 6,354 (75,746)
DR Horton, Inc. .............................. 168 11/21/25 USD 155.00 USD 2,847 (63,840)
DR Horton, Inc. .............................. 169 11/21/25 USD 145.00 USD 2,864 (31,265)
EURO STOXX Bank Index ...................... 498 11/21/25 EUR 205.00 EUR 5,813 (46,043)
Intel Corp. ................................. 1,762 11/21/25 USD 25.00 USD 5,912 (50,217)
Intuit, Inc. .................................. 75 11/21/25 USD 630.00 USD 5,122 (87,750)
McDonald's Corp. ............................ 140 11/21/25 USD 285.00 USD 4,254 (35,140)
MongoDB, Inc. .............................. 152 11/21/25 USD 260.00 USD 4,718 (58,900)
NVIDIA Corp. ............................... 80 11/21/25 USD 160.00 USD 1,493 (24,600)
SPDR Gold Shares
(a)
.......................... 4,076 11/21/25 USD 335.00 USD 144,890 (902,834)
Walt Disney Co. (The) ......................... 310 11/21/25 USD 100.00 USD 3,550 (31,465)
Alphabet, Inc. ............................... 230 12/19/25 USD 200.00 USD 5,602 (57,040)
Booking Holdings, Inc. ......................... 12 12/19/25 USD 4,900.00 USD 6,479 (134,700)
Broadcom, Inc. .............................. 235 12/19/25 USD 300.00 USD 7,753 (345,450)
EQT Corp. ................................. 1,274 12/19/25 USD 45.00 USD 6,934 (95,550)
EQT Corp. ................................. 1,274 12/19/25 USD 42.00 USD 6,934 (47,775)
NVIDIA Corp. ............................... 470 12/19/25 USD 160.00 USD 8,769 (209,150)
SPDR Gold Shares
(a)
.......................... 1,174 12/19/25 USD 310.00 USD 41,732 (82,180)
Valero Energy Corp. ........................... 364 12/19/25 USD 135.00 USD 6,197 (43,498)
Amazon.com, Inc. ............................ 156 01/16/26 USD 180.00 USD 3,425 (41,340)
Apollo Global Management, Inc. ................... 34 01/16/26 USD 110.00 USD 453 (9,350)
Boeing Co. (The) ............................. 48 01/16/26 USD 180.00 USD 1,036 (15,000)
Boston Scientific Corp. ......................... 109 01/16/26 USD 90.00 USD 1,064 (23,707)
Costco Wholesale Corp. ........................ 14 01/16/26 USD 840.00 USD 1,296 (16,870)
CRH plc ................................... 65 01/16/26 USD 90.00 USD 779 (6,825)
EQT Corp. ................................. 82 01/16/26 USD 40.00 USD 446 (3,362)
Intuit, Inc. .................................. 6 01/16/26 USD 560.00 USD 410 (4,050)
Intuitive Surgical, Inc. .......................... 11 01/16/26 USD 380.00 USD 492 (10,395)
Live Nation Entertainment, Inc. ................... 46 01/16/26 USD 130.00 USD 752 (8,050)
McKesson Corp. ............................. 14 01/16/26 USD 580.00 USD 1,082 (3,080)
Meta Platforms, Inc. ........................... 34 01/16/26 USD 600.00 USD 2,497 (33,660)
Microsoft Corp. .............................. 89 01/16/26 USD 420.00 USD 4,610 (24,430)
Netflix, Inc. ................................. 4 01/16/26 USD 970.00 USD 480 (5,560)
NextEra Energy, Inc. .......................... 130 01/16/26 USD 60.00 USD 981 (5,980)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
NVIDIA Corp. ............................... 268 01/16/26 USD 140.00 USD 5,000 $ (65,526)
Salesforce, Inc. .............................. 33 01/16/26 USD 195.00 USD 782 (13,447)
Walt Disney Co. (The) ......................... 51 01/16/26 USD 95.00 USD 584 (5,559)
(3,388,108)
$ (13,620,822)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Deutsche Bank AG 10/08/25 JPY 151.00 USD 37,472 $ (20,833)
USD Currency ............................. Standard Chartered Bank 10/16/25 TWD 30.50 USD 993 (4,341)
EUR Currency ............................. BNP Paribas SA 10/29/25 USD 1.19 EUR 2,348 (9,124)
–
(34,298)
–
Put
EUR Currency ............................. JPMorgan Chase Bank NA 10/01/25 USD 1.17 EUR 39,950 (667)
USD Currency ............................. HSBC Bank plc 10/01/25 JPY 146.50 USD 8,910 (587)
EUR Currency ............................. Bank of America NA 10/08/25 USD 1.14 EUR 32,475 (1,323)
GBP Currency ............................. Citibank NA 12/04/25 JPY 192.00 GBP 5,763 (42,766)
USD Currency ............................. Bank of America NA 12/12/25 IDR 16,000.00 USD 11,350 (15,323)
USD Currency ............................. Citibank NA 12/12/25 BRL 5.25 USD 11,350 (78,493)
USD Currency ............................. HSBC Bank plc 12/12/25 ZAR 16.80 USD 11,217 (56,681)
USD Currency ............................. Citibank NA 12/15/25 MXN 18.00 USD 11,350 (64,740)
–
(260,580)
–
$ (294,878)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 % Quarterly Royal Bank of Canada 10/15/25 NR USD 100.00 USD 6,140 $ (171)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly Bank of America NA 10/15/25 NR USD 104.50 USD 3,935 (540)
$ (711)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
JPMorgan Chase
Bank NA 10/27/25 3 .70 % CZK 24,998 $ (262)
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
Morgan Stanley & Co.
International plc 10/27/25 3 .70 CZK 16,666 (175)
30-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/25 3 .50 USD 19,990 (13,613)
5-Year Interest Rate Swap
(a)
. 3.10% Annual 1-day SOFR Annual
Goldman Sachs
International 11/14/25 3 .10 USD 49,610 (67,815)
5-Year Interest Rate Swap
(a)
. 3.10% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/18/25 3 .10 USD 62,935 (96,014)
5-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 11/20/25 3 .05 USD 62,163 (78,554)
5-Year Interest Rate Swap
(a)
. 3.07% Annual 1-day SOFR Annual
Goldman Sachs
International 11/21/25 3 .07 USD 62,922 (89,931)
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 11/26/25 3 .15 USD 29,840 (11,829)
2-Year Interest Rate Swap
(a)
. 2.75% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/09/25 2 .75 USD 8,865 (3,180)
2-Year Interest Rate Swap
(a)
. 2.85% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/22/25 2 .85 USD 265,982 (177,851)
10-Year Interest Rate Swap
(a)
3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/30/25 3 .30 USD 22,207 (83,410)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .25 USD 4,356 (9,918)
30-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .50 USD 8,711 (54,018)
(686,570)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Barclays Bank plc 10/15/25 3 .90 USD 10,905 (14)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 12/12/25 3 .55 USD 61,877 (191,733)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 12/17/25 3 .45 USD 13,489 (19,209)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.55% Annual Deutsche Bank AG 12/26/25 3 .55 USD 25,704 (23,371)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 12/30/25 4 .00 USD 22,207 (79,256)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 177,131 (492,424)
(806,007)
$ (1,492,577)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 3,496 $ (167,692) $ (123,002) $ (44,690)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 3,853 (63,323) (2,449) (60,874)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 Quarterly 06/20/30 USD 12,399 (1,005,807) (843,233) (162,574)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 % Quarterly 06/20/30 USD 22,994 $ (528,778) $ (490,630) $ (38,148)
$ (1,765,600) $ (1,459,314) $ (306,286)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 4,609 $ 306,664 $ 2,046 $ 304,618
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 BB- USD 8,106 645,064 197,465 447,599
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly 12/20/29 BB- EUR 24,539 2,954,777 1,991,873 962,904
iTraxx Europe Crossover
Index Series 43.V2 .. 5 .00 Quarterly 06/20/30 BB- EUR 403 51,544 37,986 13,558
$ 3,958,049 $ 2,229,370 $ 1,728,679
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 68,128 $ (21,811) $ — $ (21,811)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 122,553 35,201 — 35,201
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 6,905,897 124,599 — 124,599
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 52,170 (15,576) — (15,576)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 275,832 2,313,962 14,542 2,299,420
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 69,951 (35,520) — (35,520)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 60,573 264,142 — 264,142
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 38,659 7,231 — 7,231
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 74,115 (17,437) — (17,437)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 26,266 125,774 — 125,774
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 58,712 (3,285) — (3,285)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 4,921 1,331 — 1,331
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 10,936 (26,504) — (26,504)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 8,349 (313) — (313)
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 93,778 (36,538) — (36,538)
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 778,635 1,050,696 — 1,050,696
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 89,140 368,425 — 368,425
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 310,036 32,313 — 32,313
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 27,689 (10,945) — (10,945)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 5,457 (58,813) — (58,813)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 9,095 (98,646) — (98,646)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 485,437 71,756 — 71,756
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 2,161 (5,960) 191 (6,151)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 323,761 6,643,097 92,031 6,551,066
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 72,500 675,968 — 675,968

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 72,500 $ 746,313 $ — $ 746,313
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 432,916 (13,546) — (13,546)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 652,000 (17,519) — (17,519)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 12,460 (3,714) — (3,714)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 6,549 4,105 — 4,105
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 24,185 389,236 — 389,236
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 57,791 804,562 — 804,562
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 57,791 (198,943) — (198,943)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 58,231 (13,699) — (13,699)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (1,344,245) — (1,344,245)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 629,215 — 629,215
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 58,067 186,343 — 186,343
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 4,227,653 (11,391) — (11,391)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 5,318,123 (13,944) — (13,944)
1-day MIBOR Semi-Annual 5.54% Semi-Annual N/A 09/17/28 INR 348,305 (268) — (268)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 143,604 — 143,604
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 145,983 — 145,983
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 8,840 (7,632) — (7,632)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 4,712 (1,341) — (1,341)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 1,739,133 — 1,739,133
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 150,216 34,982 — 34,982
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 183,597 45,190 — 45,190
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 433,729 17,000,913 347,436 16,653,477
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 42,361 1,203,172 — 1,203,172
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 60,450 1,235,934 — 1,235,934
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 30,721 825,801 — 825,801
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 29,663 94,485 — 94,485
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 211,951 756,020 — 756,020
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 14,280 (49,371) — (49,371)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 33,697 215,646 — 215,646
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 33,697 760,871 — 760,871
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 554 10,300 134 10,166
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 750 16,298 15,546 752
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 1,112 21,725 2,389 19,336
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 15,736 (45,360) — (45,360)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 33,284 (434,845) — (434,845)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 28,911 539,627 — 539,627
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 29,111 (553) — (553)
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 3,560 56,531 — 56,531
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 123,986 16,577 — 16,577
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 50,310 (114,543) — (114,543)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 7,081 (6,885) — (6,885)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 7,659 (60,033) — (60,033)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 14,162 16,780 — 16,780
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 7,357 (5,328) — (5,328)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 11,493 (5,734) 1,280 (7,014)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 8,910 8,533 — 8,533
1-day MXIBTIIE Monthly 7.69% Monthly N/A 07/30/30 MXN 52,799 46,567 — 46,567
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 16,885 (23,176) — (23,176)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 21,583 (24,276) — (24,276)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 28,391 (22,858) — (22,858)
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 3,689 (5,130) — (5,130)
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 55,794 (2,171) — (2,171)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 22,640 (32,561) — (32,561)
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 2,291 1,512 — 1,512
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 2,257 1,544 — 1,544

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.10% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 2,291 $ 1,099 $ — $ 1,099
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 4,666,029 — 4,666,029
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 (173,676) — (173,676)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 552,830 — 552,830
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 276,537 — 276,537
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 279,158 — 279,158
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 61,741 19,808 — 19,808
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 61,741 20,260 — 20,260
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 312,429 17,794,023 495,717 17,298,306
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 19,976 (81,430) — (81,430)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 34,848 (57,019) — (57,019)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 27,248 29,214 — 29,214
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 26,996 166,468 — 166,468
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 13,221 93,428 — 93,428
1-day THOR Quarterly 1.35% Quarterly N/A 09/17/35 THB 15,663 (4,702) — (4,702)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 15,663 (3,557) — (3,557)
1-day THOR Quarterly 1.61% Quarterly N/A 09/17/35 THB 7,957 3,557 — 3,557
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 268,625 — 268,625
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (137,080) 2,211 (139,291)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 730,662 — 730,662
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (964,313) — (964,313)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (963,462) — (963,462)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 12,548 257,771 51,506 206,265
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 104,627 6,019,738 29,032 5,990,706
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 12,000 (1,461,143) 54,903 (1,516,046)
$ 63,954,408 $ 1,106,918 $ 62,847,490
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 142,256 $ — $ 142,256
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Hertz Corp. (The) .......... 5 .00 % Quarterly JPMorgan Chase Bank 12/20/25 USD 95 $ (193) $ 1,447 $ (1,640)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 125 (149) 4,193 (4,342)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 80 (95) 2,070 (2,165)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,514) 2,403 (8,917)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 160 218 18,984 (18,766)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 120 164 13,855 (13,691)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 70 95 8,507 (8,412)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 100 136 12,507 (12,371)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 120 164 13,862 (13,698)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank 12/20/27 USD 190 64,098 9,881 54,217

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Simon Property Group LP .... 1 .00 % Quarterly JPMorgan Chase Bank 06/20/28 USD 1,005 $ (18,145) $ 12,574 $ (30,719)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 1,840 (42,288) 34,235 (76,523)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 2,100 (35,623) (6,624) (28,999)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 USD 2,100 (37,483) 18,757 (56,240)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 06/20/29 USD 177 (25,658) (14,761) (10,897)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 06/20/29 USD 355 (51,462) (33,496) (17,966)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 998 (15,382) (5,432) (9,950)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank 12/20/29 EUR 960 (12,066) — (12,066)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 440 (380) 18,284 (18,664)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 600 (95,515) (82,673) (12,842)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 1,063 (37,065) (21,366) (15,699)
Occidental Petroleum Corp. ... 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 360 (4,019) (902) (3,117)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 285 (5,898) (1,437) (4,461)
Republic of Panama ........ 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 140 2,699 2,904 (205)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 1,415 6,529 6,529 —
$ – $ – $ –
$ (313,832) $ 14,301 $ (328,133)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly JPMorgan Chase Bank 12/20/25 BB+ USD 527 $ 6,067 $ 2,044 $ 4,023
ZF Europe Finance BV .. 5 .00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 441 34,247 34,207 40
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 NR EUR 249 33,447 (21,327) 54,774
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 255 32,105 15,453 16,652
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 499 8,456 2,638 5,818
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,622 266,160 180,437 85,723
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 870 65,865 57,085 8,780
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 870 65,865 67,707 (1,842)
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 499 8,652 2,740 5,912
Swedbank AB ........ 1 .00 Quarterly JPMorgan Chase Bank 12/20/29 NR EUR 960 8,380 (2,428) 10,808
AXA SA ............ 1 .00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 1,063 33,269 20,824 12,445
Eutelsat SA .......... 5 .00 Quarterly JPMorgan Chase Bank 06/20/30 NR EUR 283 38,154 8,620 29,534
Eutelsat SA .......... 5 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 436 59,055 58,824 231
Vistra Operations Co. LLC 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB+ USD 100 19,078 19,078 —
Vistra Operations Co. LLC 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB+ USD 190 36,248 36,248 —
$ 715,048 $ 482,150 $ 232,898
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 8,521 $ (1,413) $ — $ (1,413)
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 3,834 277 — 277
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 205,263 406 — 406
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 456,141 1,527 — 1,527
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 35,188 (722,556) — (722,556)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 30,611 (631,452) — (631,452)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 43,391 (870,095) — (870,095)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 41,632 (834,081) — (834,081)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 232 (4,659) — (4,659)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (149,088) — (149,088)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 7,466 (139,709) — (139,709)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 16,270 (34,081) — (34,081)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 18,935 (33,262) — (33,262)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 29,130 (51,172) — (51,172)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 76,051 (79,738) — (79,738)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 1,581 (93) — (93)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 7,324 1,913 — 1,913
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 3,514 19,400 — 19,400
8.64% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 04/04/30 COP 6,154,316 1,596 — 1,596
8.23% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 5,442,760 26,537 — 26,537
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc 01/02/31 BRL 4,745 (13,955) — (13,955)
$ (3,513,698) $ — $ (3,513,698)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 295 $ 1,049 $ — $ 1,049
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 209 316 — 316

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 126 $ 231 $ — $ 231
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 173 889 — 889
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 214 247 — 247
1-day SOFR minus
0.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 12/19/25 USD 67 (9,650) — (9,650)
1-day SOFR minus
0.15% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 159 20,726 — 20,726
1-day SOFR minus
0.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 115 (16,328) — (16,328)
1-day SOFR minus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/19/25 USD 139 (19,510) — (19,510)
1-day SOFR plus 0.20% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 164 (7,650) — (7,650)
1-day SOFR plus 0.25% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/19/25 USD 45 (2,093) — (2,093)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.50%
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 114 41,305 — 41,305
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.69%
At
Termination
Goldman Sachs
International 12/19/25 USD 160 57,136 — 57,136
$ 66,668 $ — $ 66,668
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Adyen NV ................. JPMorgan Chase Bank NA USD 3,683,001 02/11/26 0.26% 1D OBFR01 Monthly $ (54,528)
AMC Networks, Inc. .......... Barclays Bank plc 166,591 08/23/26 0.20% 1D OBFR01 Monthly 7,611
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 296,862 02/09/26 0.20% 1D OBFR01 Monthly 12,385
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 414,116 02/09/26 0.26% 1D ESTR Monthly 1,389
Derayah Financial Co. ........ JPMorgan Chase Bank NA 154,048 02/11/26 0.75% 1D OBFR01 Monthly 36,176
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 148,100 02/09/26 0.20% 1D OBFR01 Monthly 3,065
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 595,641 02/11/26 0.75% 1D OBFR01 Monthly (1,659)
Flagstar Financial, Inc. ........ JPMorgan Chase Bank NA 735,074 02/09/26 0.20% 1D OBFR01 Monthly (75,904)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
flynas Co. SJSC ............ JPMorgan Chase Bank NA USD 334,091 02/11/26 0.75% 1D OBFR01 Monthly $ 8,173
Iberdrola SA ............... JPMorgan Chase Bank NA 863,993 02/11/26 0.26% 1D OBFR01 Monthly 23,793
Informatica, Inc. ............. JPMorgan Chase Bank NA 353,115 02/09/26 0.20% 1D OBFR01 Monthly 855
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 188,640 02/09/26 0.20% 1D OBFR01 Monthly 17,342
Rasan Information Technology Co. JPMorgan Chase Bank NA 667,357 02/11/26 0.75% 1D OBFR01 Monthly 53,966
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 38,632 02/11/26 0.26% 1D OBFR01 Monthly (602)
Talabat Holding plc ........... JPMorgan Chase Bank NA 400,588 02/11/26 0.75% 1D OBFR01 Monthly (32,427)
Warner Bros Discovery, Inc. ..... JPMorgan Chase Bank NA 118,587 02/09/26 0.20% 1D OBFR01 Monthly 77
Total long positions of equity swaps (288)
Short contracts
(b)
ABN AMRO Bank NV, CVA ..... Citibank NA (648,106) 02/26/26 (0.26)% 1D OBFR01 Monthly (15,106)
Accelerant Holdings .......... Citibank NA (180,900) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,180
Alexandria Real Estate Equities, Inc. Citibank NA (1,562,511) 02/24/28 (0.15)% 1D OBFR01 Monthly 46,391
Alfa SAB de CV ............. Citibank NA (119,935) 02/24/28 (0.85)% 1D OBFR01 Monthly (1,212)
Alfa SAB de CV ............. JPMorgan Chase Bank NA (278,347) 02/10/26 (0.50)% 1D OBFR01 Monthly (16,297)
Align Technology, Inc. ......... Citibank NA (873,336) 02/24/28 (0.15)% 1D OBFR01 Monthly 34,487
Alstom SA ................ Citibank NA (1,019,507) 02/26/26 (0.26)% 1D OBFR01 Monthly (36,963)
Amcor plc ................. Citibank NA (1,814,509) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,541
Atlantic Union Bankshares Corp. . JPMorgan Chase Bank NA (119,209) 02/09/26 (0.15)% 1D OBFR01 Monthly 705
Axon Enterprise, Inc. ......... Citibank NA (1,274,944) 02/24/28 (0.15)% 1D OBFR01 Monthly 86,532
Bachem Holding AG .......... JPMorgan Chase Bank NA (150,756) 02/11/26 (0.26)% 1D OBFR01 Monthly 7,915
Bank of Montreal ............ Citibank NA (3,438,303) 02/24/28 (0.20)% 1D OBFR01 Monthly (16,169)
Barratt Redrow plc ........... Citibank NA (1,459,993) 02/26/26 (0.25)% 1D OBFR01 Monthly (75,820)
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (1,416,325) 02/11/26 (0.51)% 1D OBFR01 Monthly 45,998
BASF SE ................. Citibank NA (2,295,566) 02/26/26 (0.26)% 1D OBFR01 Monthly (13,782)
Baxter International, Inc. ....... Citibank NA (2,074,969) 02/24/28 (0.15)% 1D OBFR01 Monthly (425)
BE Semiconductor Industries NV . Citibank NA (1,341,807) 02/26/26 (0.26)% 1D OBFR01 Monthly (47,992)
Beijer Ref AB .............. Citibank NA (88,752) 02/26/26 (0.26)% 1D OBFR01 Monthly 4,434
Beijer Ref AB .............. JPMorgan Chase Bank NA (374,984) 02/11/26 (0.26)% 1D OBFR01 Monthly 42,200
BeOne Medicines Ltd. ........ Citibank NA (1,053,941) 02/25/26 (0.05)% 1D OBFR01 Monthly (29,397)
Block, Inc. ................ Citibank NA (2,974,522) 02/24/28 (0.15)% 1D OBFR01 Monthly 189,236
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (5,627) 02/09/26 (0.15)% 1D OBFR01 Monthly 319
Brookfield Asset Management Ltd. Citibank NA (2,647,567) 02/24/28 (0.20)% 1D OBFR01 Monthly 197,984
Brown-Forman Corp. ......... Citibank NA (1,002,305) 02/24/28 (0.15)% 1D OBFR01 Monthly (7,833)
Builders FirstSource, Inc. ...... Citibank NA (961,812) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,422
Bullish ................... Barclays Bank plc (873,712) 08/23/26 (1.75)% 1D OBFR01 Monthly 69,300
CH Robinson Worldwide, Inc. ... Citibank NA (3,449,696) 02/24/28 (0.15)% 1D OBFR01 Monthly 40,661
Chailease Holding Co. Ltd. ..... Citibank NA (696,114) 02/25/26 (0.36)% 1D OBFR01 Monthly 47,832
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (3,397) 02/10/26 (0.16)% 1D OBFR01 Monthly 132
China Construction Bank Corp. .. Citibank NA (1,530,280) 02/25/26 (0.05)% 1D OBFR01 Monthly (549)
China Railway Group Ltd. ...... Citibank NA (545,368) 02/25/26 (0.20)% 1D OBFR01 Monthly (21,935)
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (1,568,614) 02/25/26 (0.30)% 1D OBFR01 Monthly 9,007
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (13,767) 02/10/26 (0.30)% 1D OBFR01 Monthly 942
Clariant AG (Registered) ....... Citibank NA (292,733) 02/26/26 (0.26)% 1D OBFR01 Monthly 1,434
Community Financial System, Inc. JPMorgan Chase Bank NA (192,435) 02/09/26 (0.15)% 1D OBFR01 Monthly 5,080
Continental AG ............. Citibank NA (541,183) 02/26/26 (0.26)% 1D OBFR01 Monthly (2,289)
Convatec Group plc .......... Citibank NA (622,691) 02/26/26 (0.25)% 1D OBFR01 Monthly 1,731
Cosan SA ................. Citibank NA (94,511) 02/24/28 (0.30)% 1D OBFR01 Monthly (1,182)
Cosan SA ................. JPMorgan Chase Bank NA (151,826) 02/10/26 (0.40)% 1D OBFR01 Monthly 23,483
CoStar Group, Inc. ........... Citibank NA (1,225,775) 02/24/28 (0.15)% 1D OBFR01 Monthly 27,552
CRRC Corp. Ltd. ............ Citibank NA (649,190) 02/25/26 (0.30)% 1D OBFR01 Monthly 8,878
CVB Financial Corp. .......... JPMorgan Chase Bank NA (164,125) 02/09/26 (0.15)% 1D OBFR01 Monthly 10,481
Davide Campari-Milano NV ..... Citibank NA (1,038,033) 02/26/26 (0.29)% 1D OBFR01 Monthly 41,441
Dentsu Group, Inc. ........... Citibank NA (1,084,675) 02/26/26 (0.10)% 1D OBFR01 Monthly 30,326
DiaSorin SpA .............. Citibank NA (430,717) 02/26/26 (0.26)% 1D OBFR01 Monthly 14,942
Disco Corp. ................ Citibank NA (1,029,972) 02/26/26 (0.10)% 1D OBFR01 Monthly 26,642
DMG Mori Co. Ltd. ........... Citibank NA (1,104,614) 02/26/26 (0.19)% 1D OBFR01 Monthly (1,658)
Dollar Tree, Inc. ............. Citibank NA (164,206) 02/24/28 (0.15)% 1D OBFR01 Monthly 191
Dow, Inc. ................. Citibank NA (427,255) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,426

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Elevance Health, Inc. ......... Citibank NA USD (1,138,682) 02/24/28 (0.15)% 1D OBFR01 Monthly $ (18,734)
Enphase Energy, Inc. ......... JPMorgan Chase Bank NA (14,864) 02/09/26 (0.15)% 1D OBFR01 Monthly 1,310
Entain plc ................. Citibank NA (294,694) 02/26/26 (0.25)% 1D OBFR01 Monthly (4,904)
Expand Energy Corp. ......... Citibank NA (4,260,150) 02/24/28 (0.15)% 1D OBFR01 Monthly (339,617)
FedEx Corp. ............... Citibank NA (1,591,970) 02/24/28 (0.15)% 1D OBFR01 Monthly (39,364)
First Solar, Inc. ............. Citibank NA (1,410,771) 02/24/28 (0.15)% 1D OBFR01 Monthly (8,560)
Food & Life Cos. Ltd. ......... Citibank NA (1,887,979) 02/26/26 (0.14)% 1D OBFR01 Monthly 102,547
Formosa Chemicals & Fibre Corp. Citibank NA (405,135) 02/25/26 (0.63)% 1D OBFR01 Monthly (7,120)
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA (8,468) 02/10/26 (0.44)% 1D OBFR01 Monthly (345)
Formosa Plastics Corp. ........ Citibank NA (623,727) 02/25/26 (2.30)% 1D OBFR01 Monthly 5,101
Fujitsu Ltd. ................ Citibank NA (2,402,852) 02/26/26 (0.14)% 1D OBFR01 Monthly 136,777
Genuine Parts Co. ........... Citibank NA (1,455,240) 02/24/28 (0.15)% 1D OBFR01 Monthly (5,881)
Georg Fischer AG (Registered) .. Citibank NA (469,009) 02/26/26 (0.26)% 1D OBFR01 Monthly (4,711)
Georg Fischer AG (Registered) .. JPMorgan Chase Bank NA (255,059) 02/11/26 (0.26)% 1D OBFR01 Monthly 11,755
Grifols SA ................. Citibank NA (921,690) 02/26/26 (0.26)% 1D OBFR01 Monthly (35,412)
Halliburton Co. ............. Citibank NA (706,223) 02/24/28 (0.15)% 1D OBFR01 Monthly (62,158)
Hapvida Participacoes e
Investimentos SA .......... Citibank NA (349,145) 02/24/28 (0.30)% 1D OBFR01 Monthly 13,914
Harmonic Drive Systems, Inc. ... Citibank NA (718,375) 02/26/26 (0.12)% 1D OBFR01 Monthly 100,367
HUTCHMED China Ltd. ....... Citibank NA (98,683) 02/25/26 (0.65)% 1D OBFR01 Monthly 4,945
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (94,331) 02/10/26 (0.30)% 1D OBFR01 Monthly 593
Ibiden Co. Ltd. .............. Citibank NA (255,962) 02/26/26 (0.10)% 1D OBFR01 Monthly 1,904
IHI Corp. ................. Citibank NA (719,469) 02/26/26 (0.10)% 1D OBFR01 Monthly (140,973)
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (621,367) 02/10/26 (0.25)% 1D OBFR01 Monthly (3,289)
IMCD NV ................. Citibank NA (632,715) 02/26/26 (0.26)% 1D OBFR01 Monthly 25,445
Innolux Corp. .............. Citibank NA (1,015,203) 02/25/26 (0.35)% 1D OBFR01 Monthly (21,068)
International Paper Co. ........ Citibank NA (5,376,255) 02/24/28 (0.15)% 1D OBFR01 Monthly (27,953)
International Paper Co. ........ JPMorgan Chase Bank NA (1,105,502) 02/11/26 (0.50)% 1D OBFR01 Monthly 30,726
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (3,916,859) 02/24/28 (0.38)% 1D OBFR01 Monthly 6,261
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (5,818,746) 02/09/26 (0.59)% 1D OBFR01 Monthly 4,694
Japan Steel Works Ltd. (The) .... Citibank NA (1,138,762) 02/26/26 (0.15)% 1D OBFR01 Monthly (62,378)
JD Health International, Inc. ..... Citibank NA (1,199,738) 02/25/26 (0.30)% 1D OBFR01 Monthly 24,668
JD Sports Fashion plc ......... Citibank NA (969,665) 02/26/26 (0.25)% 1D OBFR01 Monthly (91,570)
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (112,685) 02/11/26 (0.25)% 1D OBFR01 Monthly 429
JFE Holdings, Inc. ........... Citibank NA (355,991) 02/26/26 (0.10)% 1D OBFR01 Monthly 12,399
Kadokawa Corp. ............ Citibank NA (769,832) 02/26/26 (0.12)% 1D OBFR01 Monthly (10,244)
Kering SA ................. Citibank NA (3,801,520) 02/26/26 0.00% 1D OBFR01 Monthly (281,976)
KeyCorp .................. Citibank NA (1,623,850) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,717
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (384,467) 02/26/26 (0.10)% 1D OBFR01 Monthly 3,672
Kuaishou Technology ......... Citibank NA (1,132,388) 02/25/26 (0.13)% 1D OBFR01 Monthly (153,618)
Lamb Weston Holdings, Inc. .... Citibank NA (261,734) 02/24/28 (0.15)% 1D OBFR01 Monthly (12,810)
Lamb Weston Holdings, Inc. .... JPMorgan Chase Bank NA (133,447) 02/09/26 (0.15)% 1D OBFR01 Monthly (1,182)
LG Energy Solution Ltd. ....... Citibank NA (545,813) 02/25/26 (8.50)% 1D OBFR01 Monthly 5,372
Li Auto, Inc. ............... Citibank NA (2,361,378) 02/25/26 (0.23)% 1D OBFR01 Monthly 3,166
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (21) 02/10/26 (0.50)% 1D OBFR01 Monthly (1)
Lululemon Athletica, Inc. ....... Citibank NA (1,160,348) 02/24/28 (0.15)% 1D OBFR01 Monthly (24,132)
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (427,948) 02/10/26 (0.25)% 1D OBFR01 Monthly (75,251)
M3, Inc. .................. Citibank NA (899,547) 02/26/26 (0.10)% 1D OBFR01 Monthly (24,806)
Marvell Technology, Inc. ....... Citibank NA (891,864) 02/24/28 (0.15)% 1D OBFR01 Monthly (52,999)
MatsukiyoCocokara & Co. ...... Citibank NA (881,764) 02/26/26 (0.25)% 1D OBFR01 Monthly 4,239
MBRF Global Foods Co. SA .... Citibank NA (124,454) 02/24/28 (0.41)% 1D OBFR01 Monthly 9,456
MBRF Global Foods Co. SA .... JPMorgan Chase Bank NA (118,181) 02/10/26 (12.00)% 1D OBFR01 Monthly 15,117
Meituan .................. Citibank NA (479,992) 02/25/26 (0.05)% 1D OBFR01 Monthly (10,275)
Mercari, Inc. ............... Citibank NA (958,758) 02/26/26 (0.10)% 1D OBFR01 Monthly 59
Mercari, Inc. ............... JPMorgan Chase Bank NA (79) 02/10/26 (0.25)% 1D OBFR01 Monthly 2
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (1,765,567) 02/10/26 (0.25)% 1D OBFR01 Monthly (177,431)
MMG Ltd. ................. Citibank NA (1,144,224) 02/25/26 (0.30)% 1D OBFR01 Monthly (165,325)
Molina Healthcare, Inc. ........ Citibank NA (1,511,340) 02/24/28 (0.15)% 1D OBFR01 Monthly (78,862)
Molson Coors Beverage Co. .... Citibank NA (2,841,741) 02/24/28 (0.15)% 1D OBFR01 Monthly (11,860)
Natura Cosmeticos SA ........ Citibank NA (125,588) 02/24/28 (0.40)% 1D OBFR01 Monthly (747)
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (7,102) 02/10/26 (5.05)% 1D OBFR01 Monthly (787)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
NEC Corp. ................ Citibank NA USD (1,789,761) 02/26/26 (0.12)% 1D OBFR01 Monthly $ (25,154)
Neste OYJ ................ Citibank NA (879,111) 02/26/26 (0.26)% 1D OBFR01 Monthly 25,007
NEXTDC Ltd. .............. JPMorgan Chase Bank NA (236,890) 02/10/26 (0.25)% 1D OBFR01 Monthly (7,566)
NIKE, Inc. ................. Citibank NA (704,468) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,304
Nippon Express Holdings, Inc. ... Citibank NA (36,644) 02/26/26 (0.15)% 1D OBFR01 Monthly 317
Norfolk Southern Corp. ........ Citibank NA (1,778,402) 02/24/28 (0.15)% 1D OBFR01 Monthly (58,906)
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (1,831,038) 02/10/26 (0.25)% 1D OBFR01 Monthly (295,503)
Norwegian Cruise Line Holdings Ltd. Citibank NA (2,747,274) 02/24/28 (0.15)% 1D OBFR01 Monthly 82,234
Novonesis Novozymes B ...... Citibank NA (1,614,687) 02/26/26 (0.26)% 1D OBFR01 Monthly (35,924)
NU Holdings Ltd. ............ Citibank NA (1,407,531) 02/24/28 (0.15)% 1D OBFR01 Monthly 22,394
Occidental Petroleum Corp. ..... Citibank NA (875,618) 02/24/28 (0.15)% 1D OBFR01 Monthly (28,511)
Oji Holdings Corp. ........... Citibank NA (422,754) 02/26/26 (0.10)% 1D OBFR01 Monthly 9,109
Ono Pharmaceutical Co. Ltd. .... Citibank NA (1,043,740) 02/26/26 (0.13)% 1D OBFR01 Monthly 2,623
ORLEN SA ................ Citibank NA (770,107) 02/26/26 (0.50)% 1D OBFR01 Monthly (36,552)
Packaging Corp. of America .... Citibank NA (1,898,424) 02/24/28 (0.15)% 1D OBFR01 Monthly (45,076)
Pernod Ricard SA ........... Citibank NA (1,953,374) 02/26/26 (0.26)% 1D OBFR01 Monthly 72,180
Pool Corp. ................ Citibank NA (1,422,368) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,379
POSCO Future M Co. Ltd. ...... Citibank NA (289,168) 02/25/26 (11.00)% 1D OBFR01 Monthly (2,540)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (359,933) 02/10/26 (18.00)% 1D OBFR01 Monthly (26,109)
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (1,718,528) 02/25/26 (0.30)% 1D OBFR01 Monthly 23,872
Power Corp. of Canada ....... JPMorgan Chase Bank NA (232,613) 02/09/26 (0.25)% 1D OBFR01 Monthly (8,103)
PRIO SA ................. Citibank NA (767,415) 02/24/28 (0.30)% 1D OBFR01 Monthly (2,744)
Provident Financial Services, Inc. . JPMorgan Chase Bank NA (228,054) 02/09/26 (0.15)% 1D OBFR01 Monthly 7,105
Puma SE ................. Citibank NA (597,919) 02/26/26 (0.26)% 1D OBFR01 Monthly 8,964
Quanta Services, Inc. ......... Citibank NA (830,228) 02/24/28 (0.15)% 1D OBFR01 Monthly (35,910)
Rakuten Group, Inc. .......... JPMorgan Chase Bank NA (377) 02/10/26 (0.25)% 1D OBFR01 Monthly (19)
Restaurant Brands International, Inc. Citibank NA (3,675,633) 02/24/28 (0.20)% 1D OBFR01 Monthly 30,081
Revvity, Inc. ............... Citibank NA (1,047,799) 02/24/28 (0.15)% 1D OBFR01 Monthly (20,304)
Ryohin Keikaku Co. Ltd. ....... Citibank NA (1,051,756) 02/26/26 (0.14)% 1D OBFR01 Monthly 13,124
Sandoz Group AG ........... Citibank NA (1,297,138) 02/26/26 (0.26)% 1D OBFR01 Monthly 21,679
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (546,797) 02/10/26 (0.25)% 1D OBFR01 Monthly 2,383
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (539,574) 02/11/26 (0.26)% 1D OBFR01 Monthly 1,968
Sasol Ltd. ................. JPMorgan Chase Bank NA (970,856) 02/11/26 (0.40)% 1D OBFR01 Monthly 125,908
SATS Ltd. ................. JPMorgan Chase Bank NA (354,311) 02/10/26 (0.30)% 1D OBFR01 Monthly (9,969)
SBI Holdings, Inc. ........... Citibank NA (711,826) 02/26/26 (0.15)% 1D OBFR01 Monthly 6,519
Seatrium Ltd. .............. Citibank NA (805,012) 02/25/26 (1.10)% 1D OBFR01 Monthly (8,627)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (443,552) 02/10/26 (1.13)% 1D OBFR01 Monthly (1,924)
Sembcorp Industries Ltd. ...... Citibank NA (395,505) 02/25/26 (0.30)% 1D OBFR01 Monthly 2,573
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (169,321) 02/10/26 (0.30)% 1D OBFR01 Monthly 4,392
ServisFirst Bancshares, Inc. .... JPMorgan Chase Bank NA (238,311) 02/09/26 (0.15)% 1D OBFR01 Monthly 16,370
SGH Ltd. ................. JPMorgan Chase Bank NA (734,092) 02/10/26 (0.25)% 1D OBFR01 Monthly (11,899)
Sharp Corp. ............... Citibank NA (85,679) 02/26/26 (1.34)% 1D OBFR01 Monthly 2,761
Sharp Corp. ............... JPMorgan Chase Bank NA (432,813) 02/10/26 (0.62)% 1D OBFR01 Monthly 23,826
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (398,008) 02/10/26 (0.25)% 1D OBFR01 Monthly 2,781
Smurfit WestRock plc ......... Citibank NA (2,520,575) 02/24/28 (0.15)% 1D OBFR01 Monthly 52,409
Solventum Corp. ............ Citibank NA (435,184) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,484
Starbucks Corp. ............. Citibank NA (682,576) 02/24/28 (0.15)% 1D OBFR01 Monthly 5,522
SUMCO Corp. .............. Citibank NA (801,428) 02/26/26 (0.10)% 1D OBFR01 Monthly 2,907
SUMCO Corp. .............. JPMorgan Chase Bank NA (22,787) 02/10/26 (0.25)% 1D OBFR01 Monthly (4,858)
Super Micro Computer, Inc. ..... Citibank NA (1,987,241) 02/24/28 (0.15)% 1D OBFR01 Monthly (45,367)
Swatch Group AG (The) ....... Citibank NA (962,006) 02/26/26 (0.26)% 1D OBFR01 Monthly 12,670
Swatch Group AG (The) ....... JPMorgan Chase Bank NA (204,686) 02/11/26 (0.26)% 1D OBFR01 Monthly (4,157)
Synopsys, Inc. .............. Citibank NA (3,193,253) 02/24/28 (0.15)% 1D OBFR01 Monthly 113,513
Target Corp. ............... Citibank NA (2,246,395) 02/24/28 (0.15)% 1D OBFR01 Monthly (76,117)
Teledyne Technologies, Inc. ..... Citibank NA (2,020,317) 02/24/28 (0.15)% 1D OBFR01 Monthly (63,641)
Teleperformance SE .......... Citibank NA (530,762) 02/26/26 (0.26)% 1D OBFR01 Monthly (5,835)
Temenos AG (Registered) ...... Citibank NA (1,219,109) 02/26/26 (0.26)% 1D OBFR01 Monthly (1,129)
Toyota Industries Corp. ........ Citibank NA (787,887) 02/26/26 (0.14)% 1D OBFR01 Monthly 608
Treasury Wine Estates Ltd. ..... JPMorgan Chase Bank NA (103,487) 02/10/26 (0.25)% 1D OBFR01 Monthly 6,890
Truist Financial Corp. ......... Citibank NA (480,135) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,491)
Wise plc .................. Citibank NA (402,256) 02/26/26 (0.25)% 1D OBFR01 Monthly 12,833
Xinyi Glass Holdings Ltd. ...... Citibank NA (430,420) 02/25/26 (0.74)% 1D OBFR01 Monthly (28,613)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA USD (73,188) 02/10/26 (0.75)% 1D OBFR01 Monthly $ (3,606)
Yakult Honsha Co. Ltd. ........ Citibank NA (823,861) 02/26/26 (0.10)% 1D OBFR01 Monthly 18,307
Zealand Pharma A/S ......... Citibank NA (523,542) 02/26/26 (0.28)% 1D OBFR01 Monthly (24,679)
Zensho Holdings Co. Ltd. ...... Citibank NA (576,834) 02/26/26 (0.12)% 1D OBFR01 Monthly 8,486
      Total short positions of equity swaps (829,843)
Total long and short position of equity swaps (830,131)
Net dividends and financing fees (355,746)
Total equity swap contracts including dividends and financing fees $ (1,185,877)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day ESTR ......................................... Euro Short-Term Rate 1 .92
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .74
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 7 .85
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31
1-day SONIA ......................................... Sterling Overnight Index Average 3 .97
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .49
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .65
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .57
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .00
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .62
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .10
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .50
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .48

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 15,790,657 $ — $ 15,790,657
Ireland .............................................. — 22,749,403 — 22,749,403
Jersey, Channel Islands ................................... — 250,784 — 250,784
United Kingdom ........................................ — 1,034,905 — 1,034,905
United States .......................................... 2,045,544 47,966,680 5,782,767 55,794,991
Common Stocks
Australia ............................................. — 10,983,834 50 10,983,884
Austria .............................................. — 59,777 — 59,777
Belgium ............................................. — 912,635 — 912,635
Brazil ............................................... 7,500,535 — — 7,500,535
Canada ............................................. 45,528,985 — — 45,528,985
Cayman Islands ........................................ 2,893,727 — 379,167 3,272,894
Chile ............................................... — — 31,257 31,257
China ............................................... 10,203,761 43,386,752 — 53,590,513
Colombia ............................................ 211,707 — — 211,707
Czech Republic ........................................ — 293,368 — 293,368
Denmark ............................................. — 15,088,980 — 15,088,980
Finland .............................................. — 2,743,333 — 2,743,333
France .............................................. — 70,588,052 — 70,588,052
Georgia ............................................. — 313,742 — 313,742
Germany ............................................ — 18,749,843 6,253 18,756,096
Greece .............................................. 709,517 203,045 — 912,562
Hong Kong ........................................... — 3,480,968 — 3,480,968
Hungary ............................................. — 500,941 — 500,941
India ............................................... — 2,413,542 — 2,413,542
Indonesia ............................................ — 1,411,044 — 1,411,044
Ireland .............................................. 3,738,949 — — 3,738,949
Israel ............................................... 1,383,437 — 5,945 1,389,382
Italy ................................................ — 50,851,141 — 50,851,141
Japan ............................................... — 69,780,898 — 69,780,898
Jersey, Channel Islands ................................... 1,534,802 — — 1,534,802
Kazakhstan ........................................... 273,628 184,602 — 458,230
Macau .............................................. — 1,189,055 — 1,189,055
Malaysia ............................................. — 350,204 — 350,204
Mexico .............................................. 3,297,436 2,260,760 — 5,558,196
Netherlands ........................................... 784,764 52,334,006 — 53,118,770
Norway .............................................. — 2,731,169 — 2,731,169
Philippines ........................................... 109,475 379,775 — 489,250
Poland .............................................. — 2,288,646 — 2,288,646
Portugal ............................................. — 259,885 — 259,885
Republic of Turkiye ...................................... 548,275 791,287 — 1,339,562
Romania ............................................. — 208,804 — 208,804
Saudi Arabia .......................................... 869,222 1,009,762 — 1,878,984
Singapore ............................................ — 1,362,518 — 1,362,518
South Africa ........................................... 378,472 5,789,579 — 6,168,051
South Korea .......................................... — 13,810,269 — 13,810,269
Spain ............................................... — 23,515,207 — 23,515,207
Sweden ............................................. — 6,962,266 — 6,962,266
Switzerland ........................................... 2,166,981 12,778,210 — 14,945,191
Taiwan .............................................. 1,565,141 46,541,398 — 48,106,539
Thailand ............................................. — 762,077 — 762,077
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 5,482,334 85,099,953 — 90,582,287
United States .......................................... 1,795,819,150 31,961,892 34,122,967 1,861,904,009
Corporate Bonds
Argentina ............................................ — 222,756 — 222,756
Australia ............................................. — 1,241,571 5,640,216 6,881,787
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Austria .............................................. $ — $ 1,234,954 $ — $ 1,234,954
Belgium ............................................. — 1,388,772 — 1,388,772
Brazil ............................................... — 1,098,559 — 1,098,559
Canada ............................................. — 17,904,101 — 17,904,101
Chile ............................................... — 938,593 — 938,593
China ............................................... — 2,161,687 — 2,161,687
Colombia ............................................ — 625,581 — 625,581
Costa Rica ........................................... — 219,596 — 219,596
Czech Republic ........................................ — 1,960,043 — 1,960,043
Denmark ............................................. — 172,624 — 172,624
Finland .............................................. — 1,123,694 — 1,123,694
France .............................................. — 19,422,847 2,010,563 21,433,410
Germany ............................................ — 23,487,931 3,098,073 26,586,004
Greece .............................................. — 1,319,903 — 1,319,903
Hong Kong ........................................... — 318,857 — 318,857
India ............................................... — 1,566,977 1 1,566,978
Indonesia ............................................ — 451,304 — 451,304
Ireland .............................................. — 5,903,262 — 5,903,262
Israel ............................................... — 3,564,338 — 3,564,338
Italy ................................................ — 20,496,955 2,083,190 22,580,145
Japan ............................................... — 5,527,700 — 5,527,700
Jersey, Channel Islands ................................... — 6,589,869 — 6,589,869
Kuwait .............................................. — 265,798 — 265,798
Luxembourg .......................................... — 13,812,884 — 13,812,884
Macau .............................................. — 321,976 — 321,976
Malaysia ............................................. — 805,273 — 805,273
Mauritius ............................................. — — 6,237,413 6,237,413
Mexico .............................................. — 8,657,413 — 8,657,413
Netherlands ........................................... — 9,838,527 — 9,838,527
Peru ................................................ — 266,769 — 266,769
Portugal ............................................. — 724,219 — 724,219
Republic of Turkiye ...................................... — 209,000 — 209,000
Saudi Arabia .......................................... — 294,429 — 294,429
Singapore ............................................ — — 2,006,039 2,006,039
Slovenia ............................................. — 1,389,250 — 1,389,250
South Africa ........................................... — 994,072 — 994,072
South Korea .......................................... — 966,971 — 966,971
Spain ............................................... — 6,095,900 — 6,095,900
Sweden ............................................. — 6,322,771 — 6,322,771
Switzerland ........................................... — 3,369,413 — 3,369,413
Thailand ............................................. — 485,288 — 485,288
Ukraine ............................................. — 704,167 — 704,167
United Arab Emirates .................................... — 916,463 — 916,463
United Kingdom ........................................ — 49,087,150 2,409,134 51,496,284
United States .......................................... — 150,214,596 39,434,956 189,649,552
Uzbekistan ........................................... — 213,558 — 213,558
Zambia .............................................. — 926,633 — 926,633
Fixed Rate Loan Interests
France .............................................. — 1,575,428 — 1,575,428
United States .......................................... — 433,020 4,239,338 4,672,358
Floating Rate Loan Interests
Canada ............................................. — 3,399,346 — 3,399,346
Finland .............................................. — 2,944,399 — 2,944,399
France .............................................. — 11,764,583 — 11,764,583
Germany ............................................ — 14,030,968 — 14,030,968
Ireland .............................................. — 4,612,882 — 4,612,882
Jersey, Channel Islands ................................... — — 3,783,579 3,783,579
Luxembourg .......................................... — 16,374,430 9,556,854 25,931,284
Netherlands ........................................... — 27,458,456 5,938,171 33,396,627
New Zealand .......................................... — — 2,151,840 2,151,840
Norway .............................................. — 1,199,509 — 1,199,509
Spain ............................................... — 3,782,235 — 3,782,235
Sweden ............................................. — 3,168,028 — 3,168,028
United Kingdom ........................................ — 37,941,762 8,514,171 46,455,933
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
United States .......................................... $ — $ 59,305,608 $ 16,624,479 $ 75,930,087
Foreign Agency Obligations ................................. — 3,687,456 — 3,687,456
Foreign Government Obligations .............................. — 149,987,852 — 149,987,852
Investment Companies .................................... 99,157,598 — — 99,157,598
Municipal Bonds ......................................... — 2,172,782 — 2,172,782
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 922,218 — 922,218
United States .......................................... — 87,417,957 7,171,703 94,589,660
Preferred Securities
Brazil ............................................... 3,679,215 — 4,283,566 7,962,781
China ............................................... — — 20,770,742 20,770,742
Germany ............................................ — — — —
India ............................................... — — — —
Sweden ............................................. — — — —
United Kingdom ........................................ — — 2,073,212 2,073,212
United States .......................................... 5,020,697 1,352,091 90,632,465 97,005,253
Rights ................................................ — — 32,667 32,667
U.S. Government Sponsored Agency Securities .................... — 30,183,003 — 30,183,003
U.S. Treasury Obligations ................................... — 34,636,766 — 34,636,766
Warrants .............................................. 22,731 6,731 2,275,509 2,304,971
Short-Term Securities
Foreign Government Obligations .............................. — 1,677,408 — 1,677,408
Money Market Funds ...................................... 149,612,948 — — 149,612,948
Options Purchased
Commodity contracts ...................................... — 93,280 — 93,280
Credit contracts .......................................... — 5,182 — 5,182
Equity contracts .......................................... 17,999,592 — — 17,999,592
Foreign currency exchange contracts ........................... — 236,563 — 236,563
Interest rate contracts ...................................... — 471,547 — 471,547
Unfunded Floating Rate Loan Interests
(a)
........................... — — 2,796 2,796
$ 2,162,538,623 $ 1,548,792,132 $ 281,299,087 $ 3,992,629,842
Investments Valued at NAV
(b)
...................................... 7,807,779
$ 4,000,437,621
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 2,017,636 $ — $ 2,017,636
Equity contracts ........................................... 1,439,799 4,973,933 — 6,413,732
Foreign currency exchange contracts ............................ — 3,269,530 — 3,269,530
Interest rate contracts ....................................... 6,297,510 69,594,527 — 75,892,037
Other contracts ........................................... — 142,256 — 142,256
Liabilities
Commodity contracts ....................................... — (11,440) — (11,440)
Credit contracts ........................................... — (691,189) — (691,189)
Equity contracts ........................................... (16,115,599) (3,890,963) — (20,006,562)
Foreign currency exchange contracts ............................ — (4,658,140) — (4,658,140)
Interest rate contracts ....................................... (7,234,387) (11,753,312) — (18,987,699)
$ (15,612,677) $ 58,992,838 $ — $ 43,380,161
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2024 .................... $ 5,588,774 $ 32,725,808 $ 71,271,123 $ 5,395,487 $ 51,780,374 $ 10,505,412 $ 102,500,034 – $ — $ 1,275,745 $ 281,042,757
Transfers into Level 3 ........... — — — — 859,662 — — – — 769,104 1,628,766
Transfers out of Level 3 .......... — — — — (2,360,726) — — – — — (2,360,726)
Other
(a)
..................... — (128,066) — — — — 128,066 – — — —
Accrued discounts/premiums ....... — — 250,369 — 92,020 52,478 — – — — 394,867
Net realized gain (loss) .......... — — (30,266) — 1,774 (29) — – — 1,731 (26,790)
Net change in unrealized appreciation
(depreciation)
(b)
............. 193,993 (6,931,587) (1,010,172) 80,363 2,330,210 100,894 43,540,489 – 2,796 230,660 38,537,646
Purchases ................... — 19,869,903 21,895,469 — 4,470,170 1,118,069 11,393,784 32,667 — — 58,780,062
Sales ...................... — (10,990,415) (29,456,938) (1,236,512) (10,604,390) (4,605,121) (39,802,388) – — (1,731) (96,697,495)
Closing balance, as of September 30,
2025 ....................
$ 5,782,767 $ 34,545,643 $ 62,919,585 $ 4,239,338 $ 46,569,094 $ 7,171,703 $ 117,759,985 32,667 $ 2,796 $ 2,275,509 $ 281,299,087
Net change in unrealized appreciation
(depreciation) on investments still
held at September 30, 2025
(b)
....
$ 193,993 $ (8,574,137) $ (245,368) $ 59,242 $ 2,304,345 $ 100,896 $ 24,077,140 – $ 2,796 $ 230,660 $ 18,149,567
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $11,771,972. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 5,782,767 Income Discount Rate 7% —
Common Stocks ............................. 34,514,332 Market Revenue Multiple 1.00x - 7.50x 3.38x
Volatility 56% - 80% 77%
Time to Exit 0.3 - 5.4 years 3.9 years
EBITDA Multiple 27.54x —
Gross Profit Multiple 8.25x —
Discount for Lack of
Marketability 9% —
Income Discount Rate 15% —
Corporate Bonds ............................. 62,843,757 Income Discount Rate 6% - 34% 13%
Estimated Recovery
Value 30% —
Market Revenue Multiple 3.50x —
EBITDA Multiple 12.75x —
Volatility 0.7 years —
Time to Exit 60% 60%
Fixed Rate Loan Interests ........................ 4,239,338 Income Discount Rate 7% —
Floating Rate Loan Interests ...................... 39,689,547 Income Discount Rate 6% - 15% 9%
Non-Agency Mortgage Backed Securities .............. 2,778,583 Income Discount Rate 8% —
Preferred Stocks ............................. 117,403,285 Market Revenue Multiple 1.30x - 30.17x 14.04x
EBITDAR Multiple 12.75x —
Volatility 49% - 90% 67%
Time to Exit 1.0 - 4.0 years 2.9 years
Market Adjustment
Multiple 1.10x —
Gross Profit Multiple 12.50x —
Income Discount Rate 10% - 15% 12%
Warrants .................................. 2,275,506 Market Revenue Multiple 3.75x - 7.50x 6.79x
Volatility 30% - 75% 54%
Time to Exit 0.7 - 5.4 years 4.1 years
Discount for Lack of
Marketability 9% —
$ 269,527,115
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation V.I. Fund

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
DAC Designated Activity Company
ESTR EUR - 1D Euro Short Term Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate